UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 100 Index Fund

February 29, 2008

1.855576.100

HUN-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 0.4%
Ford Motor Co. (a)	2,076,342	$ 13,558,513
General Motors Corp.	556,913	12,964,935
		26,523,448
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	1,163,778	62,972,028
Media - 3.0%
CBS Corp. Class B	674,050	15,381,821
Clear Channel Communications, Inc.	489,931	15,677,792
Comcast Corp. Class A	3,023,856	59,086,146
The Walt Disney Co.	1,872,940	60,701,985
Time Warner, Inc.	3,556,593	55,518,417
		206,366,161
Multiline Retail - 0.6%
Target Corp.	817,511	43,009,254
Specialty Retail - 0.7%
Home Depot, Inc.	1,660,535	44,087,204
TOTAL CONSUMER DISCRETIONARY		382,958,095
CONSUMER STAPLES - 13.5%
Beverages - 3.8%
Anheuser-Busch Companies, Inc.	722,062	34,001,900
PepsiCo, Inc.	1,583,872	110,174,136
The Coca-Cola Co.	1,955,548	114,321,336
		258,497,372
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	1,453,192	58,679,893
Wal-Mart Stores, Inc.	2,324,921	115,292,832
		173,972,725
Food Products - 1.1%
Campbell Soup Co.	218,917	7,068,830
H.J. Heinz Co.	311,830	13,754,821
Kraft Foods, Inc. Class A	1,522,368	47,452,211
Sara Lee Corp.	712,570	8,999,759
		77,275,621
Household Products - 3.5%
Colgate-Palmolive Co.	501,581	38,165,298
Procter & Gamble Co.	3,055,803	202,233,043
		240,398,341
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Avon Products, Inc.	422,178	$ 16,068,095
Tobacco - 2.2%
Altria Group, Inc.	2,072,521	151,584,186
TOTAL CONSUMER STAPLES		917,796,340
ENERGY - 14.2%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	313,080	21,067,153
Halliburton Co.	867,014	33,206,636
Schlumberger Ltd. (NY Shares)	1,176,678	101,723,813
		155,997,602
Oil, Gas & Consumable Fuels - 11.9%
Chevron Corp.	2,077,560	180,041,350
ConocoPhillips	1,573,890	130,176,442
El Paso Corp.	689,245	11,234,694
Exxon Mobil Corp.	5,375,953	467,761,670
Williams Companies, Inc.	584,002	21,035,752
		810,249,908
TOTAL ENERGY		966,247,510
FINANCIALS - 16.5%
Capital Markets - 3.3%
Bank of New York Mellon Corp.	1,120,409	49,152,343
Goldman Sachs Group, Inc.	391,294	66,375,201
Lehman Brothers Holdings, Inc.	521,535	26,593,070
Merrill Lynch & Co., Inc.	842,293	41,744,041
Morgan Stanley	1,044,198	43,981,620
		227,846,275
Commercial Banks - 3.3%
Regions Financial Corp.	683,941	14,499,549
U.S. Bancorp, Delaware	1,698,954	54,400,507
Wachovia Corp. (d)	1,943,735	59,517,166
Wells Fargo & Co.	3,320,228	97,050,264
		225,467,486
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	1,150,660	$ 48,672,918
Capital One Financial Corp.	384,529	17,699,870
		66,372,788
Diversified Financial Services - 6.5%
Bank of America Corp.	4,367,097	173,548,435
Citigroup, Inc.	4,912,191	116,468,049
JPMorgan Chase & Co.	3,305,143	134,354,063
NYSE Euronext	260,747	17,123,255
		441,493,802
Insurance - 2.4%
Allstate Corp.	561,558	26,803,163
American International Group, Inc.	2,495,539	116,940,958
Hartford Financial Services Group, Inc.	308,807	21,585,609
		165,329,730
TOTAL FINANCIALS		1,126,510,081
HEALTH CARE - 11.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	1,070,187	48,714,912
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	623,898	36,822,460
Covidien Ltd.	489,903	20,962,949
Medtronic, Inc.	1,112,517	54,913,839
		112,699,248
Health Care Providers & Services - 1.0%
CIGNA Corp.	274,683	12,245,368
UnitedHealth Group, Inc.	1,271,426	59,095,880
		71,341,248
Pharmaceuticals - 8.0%
Abbott Laboratories	1,520,477	81,421,543
Bristol-Myers Squibb Co.	1,946,762	44,016,289
Johnson & Johnson	2,815,828	174,468,703
Merck & Co., Inc.	2,141,641	94,874,696
Pfizer, Inc.	6,720,210	149,726,279
		544,507,510
TOTAL HEALTH CARE		777,262,918
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.3%
Aerospace & Defense - 3.4%
General Dynamics Corp.	395,910	$ 32,405,234
Honeywell International, Inc.	734,787	42,279,644
Raytheon Co.	422,419	27,389,648
The Boeing Co.	762,628	63,137,972
United Technologies Corp.	972,647	68,581,340
		233,793,838
Air Freight & Logistics - 1.5%
FedEx Corp.	304,302	26,818,135
United Parcel Service, Inc. Class B	1,033,981	72,626,825
		99,444,960
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	146,829	8,033,015
Industrial Conglomerates - 5.9%
3M Co.	701,783	55,019,787
General Electric Co.	9,944,034	329,545,287
Tyco International Ltd.	486,877	19,504,293
		404,069,367
Machinery - 0.7%
Caterpillar, Inc.	625,755	45,260,859
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	293,256	25,742,012
Norfolk Southern Corp.	381,026	20,152,465
		45,894,477
TOTAL INDUSTRIALS		836,496,516
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	5,969,608	145,479,347
Computers & Peripherals - 6.8%
Apple, Inc. (a)	861,489	107,703,355
Dell, Inc. (a)	2,205,026	43,769,766
EMC Corp. (a)	2,064,555	32,083,185
Hewlett-Packard Co.	2,536,693	121,177,825
International Business Machines Corp.	1,355,842	154,376,170
		459,110,301
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	227,786	107,328,207
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.	909,592	$ 13,371,002
Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	5,753,174	114,775,821
Texas Instruments, Inc.	1,375,771	41,218,099
		155,993,920
Software - 4.2%
Microsoft Corp.	7,916,569	215,489,008
Oracle Corp. (a)	3,880,127	72,946,388
		288,435,396
TOTAL INFORMATION TECHNOLOGY		1,169,718,173
MATERIALS - 2.1%
Chemicals - 1.1%
Dow Chemical Co.	929,242	35,023,131
E.I. du Pont de Nemours & Co.	884,622	41,064,153
		76,087,284
Metals & Mining - 0.6%
Alcoa, Inc.	834,537	30,994,704
Allegheny Technologies, Inc.	100,622	7,783,112
		38,777,816
Paper & Forest Products - 0.4%
International Paper Co.	421,267	13,354,164
Weyerhaeuser Co.	206,170	12,617,604
		25,971,768
TOTAL MATERIALS		140,836,868
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	5,967,436	207,845,796
Verizon Communications, Inc.	2,843,945	103,292,082
		311,137,878
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	2,798,464	19,897,079
TOTAL TELECOMMUNICATION SERVICES		331,034,957
Common Stocks - continued
	Shares	Value
UTILITIES - 1.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	393,587	$ 16,105,580
Entergy Corp.	191,258	19,649,847
Exelon Corp.	649,376	48,605,794
Southern Co.	747,292	25,803,993
		110,165,214
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	658,517	11,840,136
TOTAL UTILITIES		122,005,350
TOTAL COMMON STOCKS (Cost $7,638,858,756)		6,770,866,808
Investment Companies - 0.4%

iShares S&P 100 Index Fund (Cost $24,835,222)	367,605	22,629,764
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.01% to 3.21% 3/27/08 (e) (Cost $1,996,182)	$ 2,000,000	1,997,280
Money Market Funds - 0.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c) (Cost $8,053,150)	8,053,150	8,053,150
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,673,743,310)		6,803,547,002
NET OTHER ASSETS - 0.1%		7,722,175
NET ASSETS - 100%		$ 6,811,269,177
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 S&P 500 E-Mini Index Contracts	March 2008	$ 865,345	$ 1,876
51 S&P 500 Index Contracts	March 2008	16,974,075	(1,092,455)
TOTAL EQUITY INDEX CONTRACTS		$ 17,839,420	$ (1,090,579)
The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,098,504.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 408,929
Fidelity Securities Lending Cash Central Fund	2,201
Total	$ 411,130
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,803,547,002	$ 6,801,549,722	$ 1,997,280	$ -
Other Financial Instruments*	$ (1,090,579)	$ (1,090,579)	$ -	$ -
*Other financial instruments include futures.
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $7,675,767,491. Net unrealized depreciation aggregated $872,220,489, of which $89,989,647 related to appreciated investment securities and $962,210,136 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 29, 2008

1.814098.103

EIF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,433	$ 26,869
Amerigon, Inc. (a)	1,196	21,719
Amerityre Corp. (a)	1,121	2,343
Ballard Power Systems, Inc. (a)(d)	6,442	29,182
China Automotive Systems, Inc. (a)(d)	1,032	6,213
Dorman Products, Inc. (a)	807	8,474
Exide Technologies (a)	2,904	29,679
Fuel Systems Solutions, Inc. (a)	1,271	13,142
Gentex Corp.	7,060	113,807
Hayes Lemmerz International, Inc. (a)	5,313	16,895
Noble International Ltd.	462	5,040
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,681	1,177
Shiloh Industries, Inc.	545	5,079
SORL Auto Parts, Inc. (a)	874	4,763
Spartan Motors, Inc.	1,387	11,276
Strattec Security Corp.	130	4,857
Wonder Auto Technology, Inc. (a)	1,356	12,502
		313,017
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,471	44,478
Distributors - 0.1%
Aristotle Corp. (a)	920	11,012
Audiovox Corp. Class A (a)	723	6,507
Core-Mark Holding Co., Inc. (a)	492	13,072
DXP Enterprises, Inc. (a)	188	7,027
LKQ Corp. (a)	6,148	130,584
Source Interlink Companies, Inc. (a)	1,744	2,947
		171,149
Diversified Consumer Services - 0.6%
American Public Education, Inc.	799	26,631
Apollo Group, Inc. Class A (non-vtg.) (a)	7,923	486,314
Bright Horizons Family Solutions, Inc. (a)	1,223	55,011
Capella Education Co. (a)	785	41,377
Career Education Corp. (a)	4,714	70,003
Coinstar, Inc. (a)	1,253	36,537
Collectors Universe, Inc.	648	6,033
Corinthian Colleges, Inc. (a)	4,017	31,935
INVESTools, Inc. (a)	3,127	36,179
Lincoln Educational Services Corp. (a)	1,134	13,608
Matthews International Corp. Class A	1,558	69,892
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Princeton Review, Inc. (a)	1,476	$ 12,251
Steiner Leisure Ltd. (a)	790	25,928
Stewart Enterprises, Inc. Class A	5,477	32,698
Strayer Education, Inc.	735	114,440
		1,058,837
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	1,210	9,136
Ambassadors Group, Inc.	1,175	21,080
Ambassadors International, Inc. (d)	433	4,824
Ameristar Casinos, Inc.	2,594	50,298
Benihana, Inc. (a)	188	2,083
Benihana, Inc. Class A (sub. vtg.)	376	4,027
BJ's Restaurants, Inc. (a)	1,300	17,628
Bob Evans Farms, Inc.	1,788	51,763
Buffalo Wild Wings, Inc. (a)	820	18,999
California Pizza Kitchen, Inc. (a)	1,536	21,412
Caribou Coffee Co., Inc. (a)	738	1,919
Carrols Restaurant Group, Inc. (a)	1,153	9,535
CBRL Group, Inc.	1,025	37,331
Century Casinos, Inc. (a)	1,085	5,262
Churchill Downs, Inc.	794	36,151
Cosi, Inc. (a)	1,604	4,363
Ctrip.com International Ltd. sponsored ADR	3,057	185,315
Denny's Corp. (a)	5,557	17,338
Einstein Noah Restaurant Group, Inc. (a)	785	12,097
eLong, Inc. sponsored ADR (a)	893	7,689
Empire Resorts, Inc. (a)	1,916	3,679
Famous Dave's of America, Inc. (a)	251	2,548
FortuNet, Inc. (a)(d)	463	3,181
Gaming Partners International Corp. (a)	597	4,579
Great Wolf Resorts, Inc. (a)	2,070	14,221
Home Inns & Hotels Management, Inc. ADR (a)	999	27,153
International Speedway Corp. Class A	1,631	64,979
Isle of Capri Casinos, Inc. (a)	1,679	15,195
Jamba, Inc. (a)(d)	2,400	6,000
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	2,152
McCormick & Schmick's Seafood Restaurants (a)	992	10,753
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	3,216	38,849
Monarch Casino & Resort, Inc. (a)	1,053	17,501
Morgans Hotel Group Co. (a)	1,579	24,222
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. (a)	1,922	$ 10,840
Multimedia Games, Inc. (a)	948	6,636
O'Charleys, Inc.	1,573	17,759
P.F. Chang's China Bistro, Inc. (a)	1,244	35,491
Panera Bread Co. Class A (a)(d)	1,515	56,616
Papa John's International, Inc. (a)	1,318	34,466
Peet's Coffee & Tea, Inc. (a)	587	13,742
Penn National Gaming, Inc. (a)	4,222	193,494
PokerTek, Inc. (a)	568	2,812
Premier Exhibitions, Inc. (a)	1,302	6,224
Progressive Gaming International Corp. (a)	2,416	6,209
Red Robin Gourmet Burgers, Inc. (a)	848	28,264
Rick's Cabaret International, Inc. (a)	524	11,518
Ruth's Chris Steak House, Inc. (a)	1,086	7,591
Scientific Games Corp. Class A (a)	4,402	90,989
Shuffle Master, Inc. (a)(d)	1,631	13,439
Sonic Corp. (a)	3,025	64,523
Starbucks Corp. (a)	34,494	619,857
Texas Roadhouse, Inc. Class A (a)	4,148	38,576
The Cheesecake Factory, Inc. (a)(d)	3,462	72,390
Town Sports International Holdings, Inc. (a)	1,521	12,259
Trump Entertainment Resorts, Inc. (a)	1,128	4,535
Wynn Resorts Ltd.	5,435	547,305
Youbet.com, Inc. (a)	1,585	1,411
		2,650,208
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	364	15,681
Bassett Furniture Industries, Inc.	931	10,930
California Coastal Communities, Inc. (a)	409	2,090
Cavco Industries, Inc. (a)	270	8,894
Comstock Homebuilding Companies, Inc. Class A (a)	390	300
Craftmade International, Inc.	649	6,185
Directed Electronics, Inc. (a)	1,014	2,231
Dixie Group, Inc. (a)	767	6,757
Dominion Homes, Inc. (a)	396	242
Flexsteel Industries, Inc.	620	8,172
Garmin Ltd.	10,144	595,554
Helen of Troy Ltd. (a)	1,261	19,911
Hooker Furniture Corp.	696	14,261
iRobot Corp. (a)(d)	1,378	25,245
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lifetime Brands, Inc.	536	$ 5,537
Makita Corp. sponsored ADR	115	4,083
Palm Harbor Homes, Inc. (a)	1,659	8,361
Stanley Furniture Co., Inc.	624	8,212
Syntax-Brillian Corp. (a)(d)	3,343	2,375
Universal Electronics, Inc. (a)	813	18,455
		763,476
Internet & Catalog Retail - 1.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	14,046
Amazon.com, Inc. (a)	19,565	1,261,356
Audible, Inc. (a)	1,405	16,087
Blue Nile, Inc. (a)	783	34,577
Celebrate Express, Inc.	802	4,090
dELiA*s, Inc. (a)	2,226	4,430
Drugstore.com, Inc. (a)	4,018	11,250
Expedia, Inc. (a)	12,067	276,696
Gaiam, Inc. Class A (a)	839	17,854
GSI Commerce, Inc. (a)	2,134	30,879
Hollywood Media Corp. (a)	1,921	5,110
IAC/InterActiveCorp (a)	12,427	247,297
Liberty Media Corp. - Interactive Series A (a)	28,508	409,375
Netflix, Inc. (a)(d)	2,987	94,329
NutriSystem, Inc. (a)(d)	1,659	23,740
Overstock.com, Inc. (a)	1,236	12,669
PC Mall, Inc. (a)	507	4,061
PetMed Express, Inc. (a)	1,380	15,801
Priceline.com, Inc. (a)	1,800	205,236
Shutterfly, Inc. (a)	1,217	18,608
Stamps.com, Inc. (a)	989	8,753
US Auto Parts Network, Inc.	1,277	6,270
ValueVision Media, Inc. Class A (a)	2,128	11,193
		2,733,707
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	4,589
Escalade, Inc.	749	6,816
Gametech International, Inc. (a)	660	3,841
JAKKS Pacific, Inc. (a)	1,599	44,692
Johnson Outdoors, Inc. Class A	771	14,264
Pool Corp. (d)	2,107	40,138
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	868	$ 16,101
Smith & Wesson Holding Corp. (a)(d)	1,759	9,006
		139,447
Media - 5.1%
ACME Communications, Inc.	1,400	4,116
AirMedia Group, Inc. ADR	700	12,558
Alloy, Inc. (a)	494	3,799
Beasley Broadcast Group, Inc. Class A	689	3,824
Carmike Cinemas, Inc.	861	6,225
Central European Media Enterprises Ltd. Class A (a)	1,626	149,462
Charter Communications, Inc. Class A (a)	20,245	19,476
CKX, Inc. (a)	4,396	39,212
Comcast Corp.:
Class A	98,604	1,926,722
Class A (special) (non-vtg.)	44,716	865,255
Crown Media Holdings, Inc. Class A (a)(d)	3,856	21,362
CTC Media, Inc. (a)	6,960	204,346
Cumulus Media, Inc. Class A (a)	2,009	11,050
DG FastChannel, Inc. (a)	697	14,072
Discovery Holding Co. Class A (a)	13,287	299,888
DISH Network Corp. Class A (a)	9,864	292,468
Emmis Communications Corp. Class A (a)	2,486	7,359
Entertainment Distribution Co., Inc. (a)	1,379	814
Fisher Communications, Inc. (a)	394	12,340
Focus Media Holding Ltd. ADR (a)	5,276	265,752
Gemstar-TV Guide International, Inc. (a)	20,786	98,526
Global Sources Ltd.	2,296	28,011
Harris Interactive, Inc. (a)	4,199	11,379
IMAX Corp. (a)(d)	1,147	7,295
Knology, Inc. (a)	2,008	24,538
Lakes Entertainment, Inc. (a)	1,385	8,144
Lamar Advertising Co. Class A	3,763	143,408
Liberty Global, Inc.:
Class A (a)	8,862	333,211
Class B (a)	234	8,845
Class C (a)	8,120	284,768
Liberty Media Corp. - Capital Series A (a)	6,056	703,162
LodgeNet Entertainment Corp. (a)	1,154	10,744
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	12,775
Mediacom Communications Corp. Class A (a)	4,611	20,150
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc. (a)	2,057	$ 134,096
National CineMedia, Inc.	1,850	39,868
Navarre Corp. (a)	871	1,437
Net Servicos de Comunicacao SA sponsored ADR	719	7,866
New Frontier Media, Inc.	1,084	5,474
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	8,628
Outdoor Channel Holdings, Inc. (a)	1,940	14,259
Private Media Group, Inc. (a)(d)	2,365	4,233
Radio One, Inc.:
Class A (a)	1,033	1,312
Class D (non-vtg.) (a)	3,233	4,074
RCN Corp.	1,801	19,991
Regent Communication, Inc. (a)	1,974	1,796
Rentrak Corp. (a)	552	6,127
Reuters Group PLC sponsored ADR	707	50,091
RRSat Global Communications Network Ltd. (a)	1,101	21,304
Salem Communications Corp. Class A	1,009	3,330
Scholastic Corp. (a)	1,612	56,210
Sinclair Broadcast Group, Inc. Class A	2,015	18,598
Sirius Satellite Radio, Inc. (a)(d)	69,719	198,002
Spanish Broadcasting System, Inc. Class A (a)	1,167	1,751
The DIRECTV Group, Inc. (a)	54,473	1,364,549
TiVo, Inc. (a)	5,166	44,841
Value Line, Inc.	422	17,910
Virgin Media, Inc.	14,949	224,235
WorldSpace, Inc. Class A (a)(d)	3,301	3,697
WPP Group plc sponsored ADR	774	46,107
WPT Enterprises, Inc. (a)	792	1,267
Xinhua Finance Media Ltd. sponsored ADR	1,611	6,541
XM Satellite Radio Holdings, Inc. Class A (a)	14,990	176,882
Young Broadcasting, Inc. Class A (a)	630	498
		8,340,030
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (a)	4,799	128,757
Fred's, Inc. Class A	2,231	19,588
Sears Holdings Corp. (a)(d)	6,576	628,797
The Bon-Ton Stores, Inc.	647	3,701
Tuesday Morning Corp.	2,430	13,098
		793,941
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.5%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	$ 11,021
America's Car Mart, Inc. (a)	568	6,191
bebe Stores, Inc.	3,955	48,291
Bed Bath & Beyond, Inc. (a)	12,433	352,351
Big 5 Sporting Goods Corp.	1,019	9,426
Big Dog Holdings, Inc. (a)	428	4,545
Books-A-Million, Inc.	669	5,546
Cache, Inc. (a)	659	6,564
Casual Male Retail Group, Inc. (a)	1,489	5,748
Charlotte Russe Holding, Inc. (a)	1,047	20,385
Charming Shoppes, Inc. (a)	6,447	35,523
Citi Trends, Inc. (a)	548	7,951
Coldwater Creek, Inc. (a)	3,878	21,445
Conn's, Inc. (a)(d)	1,365	17,404
Cost Plus, Inc. (a)	788	2,758
Dress Barn, Inc. (a)	3,101	40,871
Eddie Bauer Holdings, Inc. (a)	595	3,516
Finish Line, Inc. Class A	2,102	5,949
Finlay Enterprises, Inc. (a)	1,535	1,428
Gander Mountain Co. (a)(d)	416	2,350
Golfsmith International Holdings, Inc. (a)	629	1,887
Gymboree Corp. (a)	1,359	53,803
Hastings Entertainment, Inc. (a)	251	2,058
Hibbett Sports, Inc. (a)	1,530	24,174
Hot Topic, Inc. (a)	2,522	11,576
House of Taylor Jewelry, Inc. (a)	1,939	465
Jos. A. Bank Clothiers, Inc. (a)	819	18,657
Kirkland's, Inc. (a)	622	535
Monro Muffler Brake, Inc.	1,453	24,338
Mothers Work, Inc. (a)	235	4,714
NexCen Brands, Inc. (a)	2,467	9,720
O'Reilly Automotive, Inc. (a)	5,748	154,966
Pacific Sunwear of California, Inc. (a)	3,244	36,203
PetSmart, Inc.	5,944	127,974
Pomeroy IT Solutions, Inc. (a)	627	4,119
Rent-A-Center, Inc. (a)	3,348	57,418
Restoration Hardware, Inc. (a)	2,754	11,925
Ross Stores, Inc.	6,437	179,270
Select Comfort Corp. (a)	1,965	8,410
Shoe Carnival, Inc. (a)	605	8,198
Staples, Inc.	33,682	749,425
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Stein Mart, Inc.	1,819	$ 10,750
The Children's Place Retail Stores, Inc. (a)	1,408	30,075
Tractor Supply Co. (a)	1,767	66,156
Trans World Entertainment Corp. (a)	1,445	5,766
Ulta Salon, Cosmetics & Fragrance, Inc.	2,500	35,025
Urban Outfitters, Inc. (a)	7,836	225,520
West Marine, Inc. (a)	829	6,690
Wet Seal, Inc. Class A (a)	2,663	7,616
Wilsons Leather Experts, Inc. (a)	2,802	1,877
Winmark Corp. (a)	446	8,916
Zumiez, Inc. (a)(d)	1,415	24,876
		2,522,365
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	1,139	3,850
Blue Holdings, Inc. (a)	1,683	1,279
Charles & Colvard Ltd. (d)	833	1,066
Cherokee, Inc.	583	19,735
Columbia Sportswear Co.	1,689	69,806
Crocs, Inc. (a)(d)	4,149	100,904
Deckers Outdoor Corp. (a)	635	70,256
Fossil, Inc. (a)	3,243	104,360
Fuqi International, Inc. (a)	1,433	11,048
G-III Apparel Group Ltd. (a)	581	7,605
Heelys, Inc. (a)(d)	1,200	5,868
Iconix Brand Group, Inc. (a)	3,086	64,127
K-Swiss, Inc. Class A	1,132	16,425
LJ International, Inc. (a)	1,100	3,476
Lululemon Athletica, Inc. (d)	3,300	88,770
Perry Ellis International, Inc. (a)	1,045	20,472
Rocky Brands, Inc. (a)	112	635
Steven Madden Ltd. (a)	1,179	19,854
Tandy Brands Accessories, Inc.	905	5,502
True Religion Apparel, Inc. (a)(d)	1,300	26,559
Volcom, Inc. (a)	1,084	21,431
Wacoal Holdings Corp. sponsored ADR	94	6,991
Warnaco Group, Inc. (a)	2,063	77,486
Weyco Group, Inc.	909	24,570
		772,075
TOTAL CONSUMER DISCRETIONARY		20,302,730
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,959	$ 113,975
Coca-Cola Bottling Co. Consolidated	420	22,970
Hansen Natural Corp. (a)	4,216	174,964
Jones Soda Co. (a)(d)	1,719	9,162
MGP Ingredients, Inc.	535	3,435
National Beverage Corp.	1,381	10,109
		334,615
Food & Staples Retailing - 1.2%
Andersons, Inc.	798	36,915
Arden Group, Inc. Class A	165	21,948
Casey's General Stores, Inc.	2,191	54,885
Costco Wholesale Corp.	20,719	1,282,920
Ingles Markets, Inc. Class A	792	19,016
Nash-Finch Co.	673	23,602
Performance Food Group Co. (a)	1,784	57,980
Pricesmart, Inc.	1,233	29,913
Spartan Stores, Inc.	832	17,539
Susser Holdings Corp. (a)	716	17,342
The Pantry, Inc. (a)	1,114	26,803
United Natural Foods, Inc. (a)	2,084	35,261
Village Super Market, Inc. Class A	20	884
Whole Foods Market, Inc.	6,639	233,361
Winn-Dixie Stores, Inc. (a)	2,651	43,344
		1,901,713
Food Products - 0.3%
AgFeed Industries, Inc. (a)(d)	1,257	12,834
Alico, Inc.	403	16,463
Bridgford Foods Corp. (a)	433	2,667
Cal-Maine Foods, Inc.	1,338	46,161
Calavo Growers, Inc.	1,103	21,145
Cresud S.A.C.I.F. y A. sponsored:
ADR	1,373	24,357
rights 3/13/08 (a)	1,373	562
Diamond Foods, Inc.	1,078	17,679
Farmer Brothers Co.	654	14,604
Green Mountain Coffee Roasters, Inc. (a)	1,176	35,880
Griffin Land & Nurseries, Inc.	256	9,382
Hain Celestial Group, Inc. (a)	1,938	52,326
Imperial Sugar Co.	582	11,174
J&J Snack Foods Corp.	1,122	27,657
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
John B. Sanfilippo & Son, Inc. (a)	308	$ 2,874
Lancaster Colony Corp.	1,284	47,675
Lance, Inc.	1,683	28,190
Lifeway Foods, Inc. (a)	1,041	10,868
Origin Agritech Ltd. (a)	627	4,351
Sanderson Farms, Inc.	1,101	38,381
Smart Balance, Inc. (a)	2,000	16,420
SunOpta, Inc. (a)	2,745	16,662
Synutra International, Inc. (a)(d)	2,607	70,050
Zhongpin, Inc. (a)	1,200	15,492
		543,854
Household Products - 0.0%
Central Garden & Pet Co.	1,189	5,862
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,535	6,754
WD-40 Co.	1,101	34,219
		46,835
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	4,373	119,733
Chattem, Inc. (a)	812	63,255
Elizabeth Arden, Inc. (a)	1,487	27,093
Inter Parfums, Inc.	840	13,642
Mannatech, Inc. (d)	1,708	13,288
Nutraceutical International Corp. (a)	1,319	16,804
Parlux Fragrances, Inc. (a)	684	2,312
Physicians Formula Holdings, Inc. (a)	1,230	9,692
Reliv International, Inc.	923	6,184
USANA Health Sciences, Inc. (a)(d)	763	23,790
		295,793
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	7,234
TOTAL CONSUMER STAPLES		3,130,044
ENERGY - 1.7%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR	1,420	30,473
Bronco Drilling Co., Inc. (a)	1,169	18,482
Dawson Geophysical Co. (a)	467	30,761
Exterran Partners LP	503	16,493
Global Industries Ltd. (a)	5,374	98,935
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Gulf Island Fabrication, Inc.	823	$ 24,007
Hercules Offshore, Inc. (a)	3,877	98,243
Lufkin Industries, Inc.	719	41,098
Matrix Service Co. (a)	1,195	24,306
Mitcham Industries, Inc. (a)	452	7,978
Omni Energy Services Corp. (a)	884	3,607
OYO Geospace Corp. (a)	311	14,972
Patterson-UTI Energy, Inc.	7,220	171,331
PHI, Inc. (non-vtg.) (a)	627	18,973
Superior Offshore International, Inc.	1,206	4,715
Superior Well Services, Inc. (a)	1,258	32,519
T-3 Energy Services, Inc. (a)	457	22,562
Tesco Corp. (a)	1,869	45,602
TGC Industries, Inc.	1,086	8,645
Trico Marine Services, Inc. (a)	800	31,616
Union Drilling, Inc. (a)	742	14,855
		760,173
Oil, Gas & Consumable Fuels - 1.2%
Alliance Holdings GP, LP	2,564	59,254
Alliance Resource Partners LP	1,734	65,753
APCO Argentina, Inc.	1,412	26,800
Approach Resources, Inc.	1,152	16,093
Atlas America, Inc.	1,214	73,411
ATP Oil & Gas Corp. (a)	1,524	53,721
BreitBurn Energy Partners LP	3,056	67,324
Brigham Exploration Co. (a)	2,496	19,494
Calumet Specialty Products Partners LP	793	23,925
Capital Product Partners LP	1,095	22,119
Carrizo Oil & Gas, Inc. (a)	1,281	73,978
Clayton Williams Energy, Inc. (a)	543	20,553
Clean Energy Fuels Corp.	2,200	33,616
Copano Energy LLC	2,066	75,306
CREDO Petroleum Corp. (a)	469	4,948
Crosstex Energy LP	1,286	40,650
Crosstex Energy, Inc. (d)	2,187	78,185
Dampskibsselskabet TORM AS sponsored ADR	138	4,170
Delta Petroleum Corp. (a)(d)	3,054	73,174
Dorchester Minerals LP	1,275	27,132
Double Eagle Petroleum Co. (a)	564	9,543
Eagle Rock Energy Partners LP	2,453	36,697
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Edge Petroleum Corp. (a)	838	$ 4,022
Energy XXI (Bermuda) Ltd. (a)	4,808	20,722
EV Energy Partners LP	469	13,240
FX Energy, Inc. (a)	1,820	8,536
Geomet, Inc. (a)	2,493	14,958
GMX Resources, Inc. (a)	754	21,858
Golar LNG Ltd. (NASDAQ)	2,890	55,170
Green Plains Renewable Energy, Inc. (a)	167	1,486
Gulfport Energy Corp. (a)	1,858	26,830
Hiland Holdings GP LP	929	23,011
Hiland Partners LP	290	14,700
Inergy Holdings LP	831	36,730
Inergy LP	2,393	69,900
Ivanhoe Energy, Inc. (a)	12,943	21,744
James River Coal Co. (a)	623	10,547
Knightsbridge Tankers Ltd. (d)	1,038	26,614
Legacy Reserves LP	1,546	32,930
Linn Energy LLC (d)	5,235	119,358
Marine Petroleum Trust	475	16,150
Martin Midstream Partners LP	910	30,822
NGAS Resources, Inc. (a)	1,100	6,721
Pacific Ethanol, Inc. (a)(d)	1,754	8,700
Parallel Petroleum Corp. (a)	2,239	41,377
Petroleum Development Corp. (a)	897	62,575
PrimeEnergy Corp. (a)	116	6,267
Quest Resource Corp. (a)	2,097	14,889
Ram Energy Resources, Inc. (a)	1,332	6,474
Regency Energy Partners LP	1,848	54,812
Rex Energy Corp.	1,450	22,765
Rosetta Resources, Inc. (a)	2,757	56,408
Semgroup Energy Partners LP	600	14,958
StealthGas, Inc.	1,288	20,325
Syntroleum Corp. (a)	2,008	1,406
Targa Resources Partners LP	1,500	36,360
TC Pipelines LP	1,681	57,440
Top Ships, Inc. (a)	854	2,349
Toreador Resources Corp. (a)	610	5,722
TransGlobe Energy Corp. (a)	2,800	14,879
TXCO Resources, Inc. (a)	1,800	25,056
Uranium Resources, Inc. (a)	2,300	21,804
US BioEnergy Corp. (a)	3,893	28,536
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Verenium Corp. (a)(d)	2,561	$ 7,657
Warren Resources, Inc. (a)	2,311	30,921
		2,023,575
TOTAL ENERGY		2,783,748
FINANCIALS - 9.1%
Capital Markets - 2.5%
American Capital Strategies Ltd. (d)	8,780	318,626
American Physicians Service Group, Inc.	616	11,642
Calamos Asset Management, Inc. Class A	978	17,985
Capital Southwest Corp.	144	15,849
Charles Schwab Corp.	54,541	1,069,549
Cowen Group, Inc. (a)	832	6,240
Diamond Hill Investment Group, Inc. (a)	178	13,929
E*TRADE Financial Corp. (a)	19,844	84,734
Epoch Holding Corp.	1,309	14,674
FBR Capital Markets Corp. (d)	3,144	21,977
FCStone Group, Inc.	1,245	58,067
FirstCity Financial Corp. (a)	1,173	10,334
GFI Group, Inc. (a)	1,383	105,869
Harris & Harris Group, Inc. (a)	1,045	7,002
International Assets Holding Corp. (a)(d)	462	12,340
Knight Capital Group, Inc. Class A (a)	4,311	69,105
Northern Trust Corp.	10,305	696,927
optionsXpress Holdings, Inc.	3,106	71,935
Penson Worldwide, Inc. (a)	1,030	10,527
Prospect Capital Corp.	880	13,244
Sanders Morris Harris Group, Inc.	903	8,064
SEI Investments Co.	8,881	222,114
Siebert Financial Corp.	2,067	6,800
T. Rowe Price Group, Inc.	12,356	624,349
TD Ameritrade Holding Corp. (a)	28,325	518,348
Thomas Weisel Partners Group, Inc. (a)	1,112	9,786
TradeStation Group, Inc. (a)	2,552	24,499
U.S. Global Investments, Inc. Class A	870	14,660
		4,059,175
Commercial Banks - 3.5%
1st Source Corp.	1,276	22,279
Abington Bancorp, Inc.	1,073	10,762
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Alliance Financial Corp.	376	$ 9,550
Amcore Financial, Inc.	1,040	20,197
American National Bankshares, Inc.	549	12,177
American River Bankshares	652	11,084
AmericanWest Bancorp	569	5,024
Ameris Bancorp	898	12,770
AmeriServ Financial, Inc. (a)	1,045	3,031
Ames National Corp. (d)	710	13,526
Appalachian Bancshares, Inc. (a)	419	5,200
Arrow Financial Corp.	826	17,197
Associated Banc-Corp.	5,764	143,639
BancFirst Corp.	679	28,606
Bancorp Rhode Island, Inc.	161	5,630
Bancorp, Inc., Delaware (a)	516	5,903
BancTrust Financial Group, Inc.	1,124	12,353
Bank of Florida Corp. (a)	413	3,866
Bank of Granite Corp. (d)	972	11,606
Bank of Marin Bancorp	303	9,090
Bank of the Ozarks, Inc.	708	16,744
Banner Corp.	703	15,227
BNC Bancorp	475	7,035
BOK Financial Corp.	3,198	165,401
Boston Private Financial Holdings, Inc.	1,870	25,750
Bridge Capital Holdings (a)	707	15,066
Bryn Mawr Bank Corp.	302	5,919
Cadence Financial Corp.	596	9,137
Capital Bank Corp.	729	7,319
Capital City Bank Group, Inc. (d)	991	26,668
Capital Corp. of the West	663	9,116
Cardinal Financial Corp.	1,972	15,677
Cascade Bancorp (d)	1,338	13,594
Cascade Financial Corp.	1,011	12,799
Cathay General Bancorp	2,260	49,539
Centennial Bank Holdings, Inc., Delaware (a)	2,883	17,096
Center Bancorp, Inc.	578	6,445
Center Financial Corp., California	793	7,716
Centerstate Banks of Florida, Inc.	583	7,812
Century Bancorp, Inc. Class A (non-vtg.)	318	6,519
Chemical Financial Corp.	1,087	24,153
Chicopee Bancorp, Inc. (a)	265	3,448
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Citizens & Northern Corp.	300	$ 6,003
Citizens Banking Corp., Michigan	4,243	47,225
City Bank Lynnwood, Washington	1,023	18,864
City Holding Co.	826	30,760
CNB Financial Corp., Pennsylvania	587	7,983
CoBiz, Inc.	1,170	14,379
Colony Bankcorp, Inc.	217	2,821
Columbia Bancorp, Oregon	257	3,662
Columbia Banking Systems, Inc.	724	16,717
Commerce Bancshares, Inc.	3,220	134,113
Commonwealth Bankshares, Inc.	311	5,595
Community Bancorp (a)	420	5,166
Community Trust Bancorp, Inc.	692	18,719
Community Valley Bancorp	563	5,872
CVB Financial Corp.	4,185	38,460
Dearborn Bancorp, Inc. (a)	465	3,250
Eagle Bancorp, Inc., Maryland	530	6,593
East West Bancorp, Inc.	3,240	60,944
Eastern Virgina Bankshares, Inc.	469	8,193
Enterprise Financial Services Corp.	830	16,608
EuroBancshares, Inc. (a)	1,284	8,385
Fidelity Southern Corp.	442	3,514
Fifth Third Bancorp	25,113	575,088
Financial Institutions, Inc.	425	7,867
First Bancorp, North Carolina	705	12,486
First Charter Corp.	1,647	39,874
First Citizen Bancshares, Inc.	431	61,284
First Community Bancorp, California	1,312	37,392
First Community Bancshares, Inc.	757	23,959
First Financial Bancorp, Ohio	2,353	27,271
First Financial Bankshares, Inc.	1,100	41,657
First Financial Corp., Indiana	705	18,506
First M&F Corp.	312	4,746
First Mariner Bancorp, Inc. (a)	782	4,919
First Merchants Corp.	857	23,148
First Midwest Bancorp, Inc., Delaware	2,192	57,102
First National Lincoln Corp., Maine	596	8,642
First of Long Island Corp.	572	10,714
First Regional Bancorp (a)	783	12,536
First Security Group, Inc.	566	5,134
First South Bancorp, Inc., Virginia (d)	298	5,865
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First State Bancorp.	1,395	$ 16,573
First United Corp.	493	9,564
Firstbank Corp., Michigan	489	6,621
FirstMerit Corp.	4,054	76,094
FNB Corp., North Carolina	602	6,983
Frontier Financial Corp., Washington (d)	1,997	29,915
Fulton Financial Corp.	7,816	90,900
Gateway Financial Holdings, Inc.	1,104	12,641
GB&T Bancshares, Inc.	498	4,432
German American Bancorp, Inc.	686	8,637
Glacier Bancorp, Inc.	2,530	43,491
Great Southern Bancorp, Inc.	844	15,150
Greater Community Bancorp	831	12,723
Green Bankshares, Inc.	795	14,485
Grupo Financiero Galicia SA sponsored ADR (a)(d)	2,672	18,624
Hampton Roads Bankshares, Inc.	1,260	13,343
Hancock Holding Co.	1,547	57,301
Hanmi Financial Corp.	2,206	16,832
Harleysville National Corp., Pennsylvania	1,666	22,141
Hawthorn Bancshares, Inc.	288	7,848
Heartland Financial USA, Inc.	917	16,304
Heritage Commerce Corp.	429	7,070
Heritage Financial Corp., Washington	369	7,229
Home Bancshares, Inc.	767	15,325
Horizon Financial Corp.	950	12,160
Huntington Bancshares, Inc.	16,811	205,430
IBERIABANK Corp.	597	26,549
Independent Bank Corp., Massachusetts	930	24,617
Independent Bank Corp., Michigan	1,341	13,088
Integra Bank Corp.	932	13,244
Integrity Bancshares, Inc. (a)	530	588
International Bancshares Corp.	2,958	64,129
Intervest Bancshares Corp. Class A	539	7,169
Investors Bancorp, Inc. (a)	5,338	77,401
Lakeland Bancorp, Inc.	892	9,937
Lakeland Financial Corp.	764	15,586
Leesport Financial Corp.	512	9,088
LNB Bancorp, Inc.	836	10,876
Macatawa Bank Corp.	639	5,892
MainSource Financial Group, Inc.	1,206	15,811
MB Financial, Inc.	1,710	49,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
MBT Financial Corp.	578	$ 4,884
Mercantile Bank Corp.	476	6,426
Merchants Bancshares, Inc.	610	14,067
Metrocorp Bancshares, Inc.	399	5,383
Middleburg Financial Corp.	329	7,432
Midwest Banc Holdings, Inc.	1,241	12,745
Nara Bancorp, Inc.	1,677	18,380
National Bankshares, Inc.	287	5,861
National Penn Bancshares, Inc.	4,045	64,760
NBT Bancorp, Inc.	1,572	30,135
NewBridge Bancorp	1,464	14,113
Nexity Financial Corp. (a)	435	3,297
North Valley Bancorp	582	7,514
Northern States Financial Corp.	462	9,748
Northfield Bancorp, Inc. (a)(d)	2,386	24,433
Northrim Bancorp, Inc.	360	7,754
Old Point Financial Corp.	453	7,850
Old Second Bancorp, Inc.	929	23,931
Omega Financial Corp.	625	17,194
PAB Bankshares, Inc.	567	6,702
Pacific Capital Bancorp	2,273	47,619
Pacific Continental Corp.	508	6,812
Pacific Mercantile Bancorp	562	5,502
Patriot National Bancorp, Inc.	549	8,724
Penns Woods Bancorp, Inc.	361	11,209
Pennsylvania Communication Bancorp, Inc. (a)	500	13,245
Peoples Bancorp, Inc.	541	11,751
Pinnacle Financial Partners, Inc. (a)	940	21,564
Popular, Inc. (d)	13,222	145,971
Preferred Bank, Los Angeles California	632	11,578
PremierWest Bancorp	784	8,483
PrivateBancorp, Inc. (d)	1,080	32,497
Prosperity Bancshares, Inc.	2,296	60,614
Provident Bankshares Corp.	1,647	20,966
Renasant Corp.	612	12,889
Republic Bancorp, Inc., Kentucky Class A	1,282	20,974
Republic First Bancorp, Inc.	530	3,286
Royal Bancshares of Pennsylvania, Inc. Class A	504	6,728
Royal Bank of Canada	256	12,849
Rurban Financial Corp.	723	8,098
S&T Bancorp, Inc.	1,172	33,226
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	501	$ 11,007
Sandy Spring Bancorp, Inc.	894	24,326
SCBT Financial Corp.	475	14,207
Seacoast Banking Corp., Florida (d)	1,020	10,200
Security Bank Corp., Georgia	740	5,017
Shore Bancshares, Inc.	285	5,996
Sierra Bancorp	727	16,263
Signature Bank, New York (a)	1,519	40,254
Silver State Bancorp (a)	673	7,026
Simmons First National Corp. Class A	562	14,359
Slade's Ferry Bancorp	647	14,072
Smithtown Bancorp, Inc.	359	7,413
South Financial Group, Inc.	3,652	52,698
Southcoast Financial Corp.	534	7,236
Southern Community Financial Corp.	910	6,707
Southside Bancshares, Inc.	717	14,892
Southwest Bancorp, Inc., Oklahoma	811	13,130
State Bancorp, Inc., New York	646	8,379
StellarOne Corp.	1,399	24,203
Sterling Bancshares, Inc.	3,968	36,942
Sterling Financial Corp., Pennsylvania	1,654	27,671
Sterling Financial Corp., Washington	3,024	45,027
Suffolk Bancorp	730	21,805
Summit Financial Group, Inc.	583	8,471
Sun Bancorp, Inc., New Jersey	1,255	16,014
Superior Bancorp (a)	2,117	11,051
Susquehanna Bancshares, Inc., Pennsylvania	3,793	75,443
SVB Financial Group (a)	1,557	70,532
Taylor Capital Group, Inc.	670	10,921
Temecula Valley Bancorp, Inc. (d)	461	4,702
Tennessee Commerce Bancorp, Inc. (a)	494	10,774
Texas Capital Bancshares, Inc. (a)	1,454	21,752
TIB Financial Corp.	776	5,401
Trico Bancshares	716	12,079
Trustmark Corp.	2,587	51,119
UCBH Holdings, Inc.	4,873	55,016
UMB Financial Corp.	1,932	73,957
Umpqua Holdings Corp.	3,440	48,745
Union Bankshares Corp.	660	11,543
United Bankshares, Inc., West Virginia	1,730	45,447
United Community Banks, Inc., Georgia	2,188	31,157
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Security Bancshares, Inc.	450	$ 8,411
United Security Bancshares, California (d)	896	12,006
Univest Corp. of Pennsylvania	1,062	21,739
Vineyard National Bancorp (d)	1,503	13,542
Virginia Commerce Bancorp, Inc.	1,536	15,483
Washington Banking Co., Oak Harbor	401	5,863
Washington Trust Bancorp, Inc.	617	14,265
WesBanco, Inc.	1,622	37,776
West Bancorp., Inc.	862	10,999
West Coast Bancorp, Oregon	948	14,220
Westamerica Bancorp. (d)	1,361	64,416
Whitney Holding Corp.	3,087	74,119
Wilshire Bancorp, Inc.	1,594	11,286
Wintrust Financial Corp.	1,107	37,361
Yadkin Valley Financial Corp.	667	9,511
Zions Bancorp	4,950	236,363
		5,742,182
Consumer Finance - 0.1%
Advanta Corp.:
Class A	639	4,537
Class B	1,474	11,379
Cardtronics, Inc.	1,973	14,245
Cash Systems, Inc. (a)	2,445	9,829
CompuCredit Corp. (a)(d)	2,165	22,473
Consumer Portfolio Services, Inc. (a)	1,184	3,718
Credit Acceptance Corp. (a)	1,418	21,525
Dollar Financial Corp. (a)	1,044	23,459
EZCORP, Inc. (non-vtg.) Class A (a)	2,261	26,522
First Cash Financial Services, Inc. (a)	1,531	14,315
MRU Holdings, Inc. (a)	1,159	3,106
Nicholas Financial, Inc. (a)	537	3,936
QC Holdings, Inc.	1,007	8,267
United Panam Financial Corp. (a)	805	3,140
World Acceptance Corp. (a)	779	23,666
		194,117
Diversified Financial Services - 0.3%
Ampal-American Israel Corp. Class A (a)	2,681	17,292
Asset Acceptance Capital Corp.	1,529	14,908
Asta Funding, Inc.	686	11,099
Broadpoint Securities Group, Inc. (a)	714	1,142
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
California First National Bancorp	627	$ 6,584
Compass Diversified Holdings	1,811	24,630
Elron Electronic Industries Ltd. (a)	1,076	10,394
Encore Capital Group, Inc. (a)	1,859	13,719
Interactive Brokers Group, Inc.	2,082	64,688
MarketAxess Holdings, Inc. (a)	1,552	14,542
Marlin Business Services Corp. (a)	759	7,226
Medallion Financial Corp.	876	8,681
NewStar Financial, Inc. (a)	3,159	18,701
PICO Holdings, Inc. (a)	1,121	38,316
Portfolio Recovery Associates, Inc. (d)	701	25,601
Resource America, Inc. Class A	1,085	12,966
The NASDAQ Stock Market, Inc. (a)	6,482	269,068
		559,557
Insurance - 1.3%
21st Century Holding Co.	425	5,551
Affirmative Insurance Holdings, Inc.	860	7,671
Alfa Corp.	3,602	78,416
Amcomp, Inc. (a)	816	9,996
American National Insurance Co.	1,231	139,657
American Physicians Capital, Inc.	634	27,978
Amerisafe, Inc. (a)	784	10,310
Amtrust Financial Services, Inc.	2,552	42,618
Arch Capital Group Ltd. (a)	3,300	225,984
Argo Group International Holdings, Ltd. (a)	1,578	59,049
Baldwin & Lyons, Inc. Class B	518	12,618
Brooke Corp.	617	3,708
CastlePoint Holdings Ltd.	1,600	20,208
Cincinnati Financial Corp.	7,892	293,346
CRM Holdings Ltd. (a)	727	4,667
Donegal Group, Inc. Class A	1,114	18,180
Eastern Insurance Holdings, Inc.	468	7,656
eHealth, Inc. (a)	1,376	33,698
EMC Insurance Group	882	19,510
Enstar Group Ltd. (a)	612	59,970
Erie Indemnity Co. Class A	2,554	126,040
FPIC Insurance Group, Inc. (a)	638	27,861
Greenlight Capital Re, Ltd.	1,407	26,733
Hallmark Financial Services, Inc. (a)	1,598	18,824
Harleysville Group, Inc.	1,578	52,989
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Infinity Property & Casualty Corp.	878	$ 35,269
IPC Holdings Ltd.	2,720	73,766
Kansas City Life Insurance Co.	582	24,054
Life Partners Holdings, Inc. (d)	521	7,841
Max Capital Group Ltd.	2,695	74,759
Mercer Insurance Group, Inc.	261	4,594
National Atlantic Holdings Corp. Class A (a)	731	4,306
National Interstate Corp.	862	23,722
National Western Life Insurance Co. Class A	136	24,228
Navigators Group, Inc. (a)	727	39,789
Philadelphia Consolidated Holdings Corp. (a)	3,212	108,951
PMA Capital Corp. Class A (a)	1,857	15,227
Presidential Life Corp.	1,433	24,017
ProCentury Corp.	629	11,542
Quanta Capital Holdings Ltd. (a)	6,418	18,805
RAM Holdings Ltd. (a)	1,178	1,967
Safety Insurance Group, Inc.	717	26,594
SeaBright Insurance Holdings, Inc. (a)	1,184	17,642
Selective Insurance Group, Inc.	2,332	55,408
Specialty Underwriters' Alliance, Inc. (a)	776	3,896
State Auto Financial Corp.	1,844	50,046
The Midland Co.	1,009	65,202
Tower Group, Inc.	937	26,620
United America Indemnity Ltd. Class A (a)	1,087	20,392
United Fire & Casualty Co.	1,190	40,877
		2,132,752
Real Estate Investment Trusts - 0.0%
Gladstone Commercial Corp.	882	15,223
Investors Real Estate Trust	2,772	25,974
Monmouth Real Estate Investment Corp. Class A	1,800	14,580
Origen Financial, Inc.	1,905	5,525
		61,302
Real Estate Management & Development - 0.1%
Elbit Imaging Ltd.	1,292	57,391
FirstService Corp. (sub. vtg.)	1,604	36,153
FX Real Estate & Entertainment, Inc. (a)	879	5,002
Housevalues, Inc. (a)	700	1,827
Meruelo Maddux Properties, Inc.	4,020	17,085
Stratus Properties, Inc. (a)	335	9,822
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Thomas Properties Group, Inc.	2,004	$ 18,998
ZipRealty, Inc. (a)	624	3,538
		149,816
Thrifts & Mortgage Finance - 1.3%
American Bancorp of New Jersey, Inc.	850	9,129
Anchor BanCorp Wisconsin, Inc.	960	18,173
Atlantic Coast Federal Corp.	668	6,613
Bank Mutual Corp.	2,925	31,444
BankFinancial Corp.	1,166	16,581
BankUnited Financial Corp. Class A (d)	1,780	8,686
Beneficial Mutual Bancorp, Inc. (a)	4,923	45,045
Benjamin Franklin Bancorp, Inc.	462	6,500
Berkshire Bancorp, Inc.	927	14,192
Berkshire Hills Bancorp, Inc.	848	19,207
Beverly Hills Bancorp, Inc.	596	2,950
Brookline Bancorp, Inc., Delaware	2,646	25,428
Brooklyn Federal Bancorp, Inc.	773	10,072
Camco Financial Corp.	727	7,982
Capitol Federal Financial	3,446	119,576
CFS Bancorp, Inc.	485	6,945
Citizens First Bancorp, Inc., Delaware	345	4,350
Citizens South Banking Corp., Delaware	637	6,491
Clayton Holdings, Inc. (a)	1,314	5,690
Clifton Savings Bancorp, Inc.	1,352	13,371
Cooperative Bankshares, Inc.	391	4,399
Corus Bankshares, Inc. (d)	2,658	27,457
Dime Community Bancshares, Inc.	1,218	18,538
ESB Financial Corp.	1,247	12,844
First Busey Corp. (d)	1,609	30,104
First Defiance Financial Corp.	519	10,193
First Federal Bancshares of Arkansas, Inc.	569	8,535
First Financial Holdings, Inc.	912	20,712
First Financial Service Corp.	413	9,561
First Niagara Financial Group, Inc.	4,654	53,149
First PacTrust Bancorp, Inc.	595	10,085
First Place Financial Corp.	740	9,072
Flushing Financial Corp.	759	12,372
Fox Chase Bancorp, Inc. (a)	558	6,473
Franklin Bank Corp. (a)	1,290	4,954
Heritage Financial Group	814	9,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HMN Financial, Inc.	448	$ 10,833
Home Federal Bancorp, Inc.	1,753	19,897
Hudson City Bancorp, Inc.	24,150	383,261
K-Fed Bancorp	734	7,604
Kearny Financial Corp.	3,732	39,932
Legacy Bancorp, Inc.	898	12,743
LSB Corp.	631	10,714
MASSBANK Corp.	367	14,313
MutualFirst Financial, Inc.	550	7,590
NASB Financial, Inc.	336	7,224
Northeast Community Bancorp, Inc.	544	6,392
Northwest Bancorp, Inc.	2,315	61,139
OceanFirst Financial Corp.	1,038	16,753
Oritani Financial Corp. (a)	1,950	21,567
Pamrapo Bancorp, Inc.	666	11,116
Parkvale Financial Corp.	256	7,109
People's United Financial, Inc.	13,625	229,718
Provident Financial Holdings, Inc.	315	5,324
Provident New York Bancorp	2,528	33,142
Prudential Bancorp, Inc. of Pennsylvania	635	7,969
Pulaski Financial Corp.	484	5,329
PVF Capital Corp.	500	5,350
Riverview Bancorp, Inc.	1,020	10,914
Rockville Financial, Inc.	725	8,229
Roma Financial Corp.	1,827	24,390
Rome Bancorp, Inc.	1,067	12,548
Severn Bancorp, Inc.	677	6,364
SI Financial Group, Inc.	1,167	11,250
TFS Financial Corp.	16,447	203,943
TierOne Corp.	794	11,672
Timberland Bancorp, Inc.	250	3,180
Triad Guaranty, Inc. (a)(d)	653	3,840
Trustco Bank Corp., New York (d)	4,338	37,524
United Community Financial Corp., Ohio	1,881	10,440
United Financial Bancorp, Inc.	942	10,824
United Western Bancorp, Inc.	373	7,005
ViewPoint Financial Group	1,624	25,204
Washington Federal, Inc.	3,950	89,665
Wauwatosa Holdings, Inc. (a)	1,226	14,418
Westfield Financial, Inc.	1,086	10,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Financial Bancorp, Inc.	911	$ 7,461
WSFS Financial Corp.	244	11,553
		2,073,178
TOTAL FINANCIALS		14,972,079
HEALTH CARE - 13.7%
Biotechnology - 6.7%
3SBio, Inc. sponsored ADR	740	6,046
Aastrom Biosciences, Inc. (a)	3,712	1,934
Abraxis BioScience, Inc. (a)	1,895	115,538
Acadia Pharmaceuticals, Inc. (a)	1,282	12,717
Accentia Biopharmaceutical, Inc. (a)(d)	4,290	11,197
Achillion Pharmaceuticals, Inc. (a)	2,091	10,727
Acorda Therapeutics, Inc. (a)	1,590	32,500
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	5,101
Affymax, Inc. (a)	700	13,475
Alexion Pharmaceuticals, Inc. (a)	1,783	108,068
Alkermes, Inc. (a)	4,738	61,310
Allos Therapeutics, Inc. (a)	5,420	30,298
Alnylam Pharmaceuticals, Inc. (a)	2,094	59,470
Altus Pharmaceuticals, Inc. (a)	1,380	7,976
Amgen, Inc. (a)	51,288	2,334,630
Amicus Therapeutics, Inc.	1,041	10,254
Amylin Pharmaceuticals, Inc. (a)	6,155	162,923
Anadys Pharmaceuticals, Inc. (a)	1,141	1,837
Angiotech Pharmaceuticals, Inc. (a)	4,579	13,308
Antigenics, Inc. (a)(d)	2,149	4,835
Arena Pharmaceuticals, Inc. (a)	2,933	19,886
ARIAD Pharmaceuticals, Inc. (a)	5,143	17,229
ArQule, Inc. (a)	2,255	10,283
Array Biopharma, Inc. (a)	2,535	14,196
Avant Immunotherapeutics, Inc. (a)	3,213	2,217
AVI BioPharma, Inc. (a)	1,700	2,312
Avigen, Inc. (a)	1,684	5,574
BioCryst Pharmaceuticals, Inc. (a)	2,702	10,754
Biogen Idec, Inc. (a)	13,780	804,201
BioMarin Pharmaceutical, Inc. (a)	4,639	176,468
Bionovo, Inc. (a)(d)	3,200	3,872
Biosante Pharmaceuticals, Inc. (a)	2,732	9,425
BioSphere Medical, Inc. (a)	611	2,383
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	18,131	$ 1,022,044
Cell Genesys, Inc. (a)	4,799	11,326
Cell Therapeutics, Inc. (a)(d)	1,286	1,710
Cephalon, Inc. (a)	3,180	191,881
Cepheid, Inc. (a)	2,665	73,767
Combinatorx, Inc. (a)	3,329	16,345
Cougar Biotechnology, Inc. (a)	800	21,288
Critical Therapeutics, Inc. (a)	1,487	1,621
Crucell NV sponsored ADR (a)	512	7,122
Cubist Pharmaceuticals, Inc. (a)	2,437	44,353
CuraGen Corp. (a)	4,368	3,189
Curis, Inc. (a)	1,951	2,829
CV Therapeutics, Inc. (a)	3,316	19,365
Cyclacel Pharmaceuticals, Inc. (a)	732	3,038
Cytokinetics, Inc. (a)	2,756	9,288
Cytori Therapeutics, Inc. (a)	434	2,773
CytRx Corp. (a)	5,744	10,339
deCODE genetics, Inc. (a)(d)	4,814	14,153
Dendreon Corp. (a)(d)	3,991	21,072
DUSA Pharmaceuticals, Inc. (a)	923	1,781
Dyax Corp. (a)	2,655	11,549
Dynavax Technologies Corp. (a)	1,807	11,240
Encysive Pharmaceuticals, Inc. (a)	2,504	5,759
EntreMed, Inc. (a)	4,673	4,252
Enzon Pharmaceuticals, Inc. (a)	2,870	24,653
Epicept Corp. (a)	5,540	5,429
EPIX Pharmaceuticals, Inc. (a)	1,392	4,246
Exact Sciences Corp. (a)	1,230	2,411
Favrille, Inc. (a)	1,560	2,980
Genelabs Technologies, Inc. (a)	713	784
Genitope Corp. (a)	3,647	2,443
Genomic Health, Inc. (a)	1,567	29,883
Gentium SpA sponsored ADR (a)	138	1,318
GenVec, Inc. (a)	4,370	4,982
Genzyme Corp. (a)	12,558	890,613
Geron Corp. (a)	4,277	21,043
Gilead Sciences, Inc. (a)	44,002	2,082,175
GTx, Inc. (a)	1,868	30,579
Halozyme Therapeutics, Inc. (a)	3,400	18,700
Hana Biosciences, Inc. (a)	1,626	1,252
Human Genome Sciences, Inc. (a)	6,500	38,415
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idenix Pharmaceuticals, Inc. (a)	2,306	$ 12,522
Idera Pharmaceuticals, Inc. (a)	838	8,564
ImClone Systems, Inc. (a)	4,069	183,146
ImmunoGen, Inc. (a)	2,035	6,044
Immunomedics, Inc. (a)	4,527	11,182
Incyte Corp. (a)	4,105	40,681
Indevus Pharmaceuticals, Inc. (a)	3,541	17,563
Infinity Pharmaceuticals, Inc. (a)	762	5,715
Inhibitex, Inc. (a)	1,533	1,242
Insmed, Inc. (a)	5,357	4,178
InterMune, Inc. (a)	1,746	24,584
Introgen Therapeutics, Inc. (a)(d)	1,380	3,961
Isis Pharmaceuticals, Inc. (a)	4,385	63,144
Keryx Biopharmaceuticals, Inc. (a)	1,806	10,385
Kosan Biosciences, Inc. (a)	2,686	5,345
La Jolla Pharmaceutical Co. (a)	3,934	9,796
Lexicon Pharmaceuticals, Inc. (a)	5,575	10,370
LifeCell Corp. (a)	1,524	61,493
Ligand Pharmaceuticals, Inc. Class B	3,655	12,390
MannKind Corp. (a)(d)	4,635	32,769
Marshall Edwards, Inc. (a)	1,945	4,260
Martek Biosciences (a)	1,441	41,299
Maxygen, Inc. (a)	2,330	14,959
Medarex, Inc. (a)	5,999	55,791
Memory Pharmaceuticals Corp. (a)	4,800	3,072
Metabasis Therapeutics, Inc. (a)	1,518	2,915
Metabolix, Inc. (a)	1,176	18,934
Micromet, Inc. (a)	415	577
Millennium Pharmaceuticals, Inc. (a)	15,525	217,195
Molecular Insight Pharmaceuticals, Inc.	1,312	9,394
Momenta Pharmaceuticals, Inc. (a)	1,763	17,912
Monogram Biosciences, Inc. (a)	6,461	9,433
Myriad Genetics, Inc. (a)	2,036	75,373
Nabi Biopharmaceuticals (a)	3,990	15,441
Neopharm, Inc. (a)	731	446
Neose Technologies, Inc. (a)	1,126	587
Neurochem, Inc. (a)(d)	2,029	3,196
Neurocrine Biosciences, Inc. (a)	1,633	8,181
Neurogen Corp. (a)	1,639	2,606
NeurogesX, Inc.	1,369	6,051
Northfield Laboratories, Inc. (a)	1,696	1,764
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Novacea, Inc. (a)	1,752	$ 4,765
Novavax, Inc. (a)	2,057	5,760
NPS Pharmaceuticals, Inc. (a)	3,631	14,379
Nuvelo, Inc. (a)	2,576	4,302
Nymox Pharmaceutical Corp. (a)	1,810	9,593
Omrix Biopharmaceuticals, Inc. (a)	883	21,324
Oncolytics Biotech, Inc. (a)	1,142	2,205
ONYX Pharmaceuticals, Inc. (a)	2,569	70,185
Orchid Cellmark, Inc. (a)	2,602	11,943
OREXIGEN Therapeutics, Inc.	1,773	22,960
Orthologic Corp. (a)	1,251	1,314
Oscient Pharmaceuticals Corp. (a)	769	1,561
OSI Pharmaceuticals, Inc. (a)	2,631	94,584
Osiris Therapeutics, Inc. (a)(d)	1,517	15,580
OXiGENE, Inc. (a)	1,607	3,053
Panacos Pharmaceuticals, Inc. (a)	3,400	2,346
PDL BioPharma, Inc. (a)	5,471	87,427
Peregrine Pharmaceuticals, Inc. (a)	16,220	10,219
Pharmacopeia Drug Discovery, Inc. (a)	1,933	7,113
Pharmacyclics, Inc. (a)	1,146	1,329
Pharmasset, Inc.	924	15,865
Pharmion Corp. (a)	1,758	125,855
Poniard Pharmaceuticals, Inc. (a)	1,760	7,216
Progen Pharmaceuticals Ltd. (a)	522	751
Progenics Pharmaceuticals, Inc. (a)	1,545	23,639
QLT, Inc. (a)	4,361	13,170
Regeneron Pharmaceuticals, Inc. (a)	3,097	61,228
Renovis, Inc. (a)	1,133	2,685
Repligen Corp. (a)	1,624	8,591
Rigel Pharmaceuticals, Inc. (a)	2,099	41,602
Sangamo Biosciences, Inc. (a)(d)	2,130	24,921
Savient Pharmaceuticals, Inc. (a)	2,981	67,609
SciClone Pharmaceuticals, Inc. (a)	1,927	3,854
Seattle Genetics, Inc. (a)	3,178	28,570
Senomyx, Inc. (a)	1,884	12,811
SIGA Technologies, Inc. (a)	2,219	5,104
Sonus Pharmaceuticals, Inc. (a)	3,590	1,687
StemCells, Inc. (a)	2,240	3,382
Sunesis Pharmaceuticals, Inc. (a)	1,761	2,465
Synta Pharmaceuticals Corp.	1,342	11,890
Targacept, Inc. (a)	1,419	11,224
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Telik, Inc. (a)(d)	2,715	$ 6,815
Tercica, Inc. (a)	2,496	15,101
Theravance, Inc. (a)	2,300	37,835
Third Wave Technologies, Inc. (a)	3,052	24,324
Threshold Pharmaceuticals, Inc. (a)	1,985	913
TorreyPines Therapeutics, Inc. (a)	277	529
Trimeris, Inc. (a)	671	4,033
Trubion Pharmaceuticals, Inc. (a)(d)	854	6,072
United Therapeutics Corp. (a)	962	80,972
Vanda Pharmaceuticals, Inc. (a)	1,177	5,367
Vertex Pharmaceuticals, Inc. (a)	6,158	107,765
Vical, Inc. (a)	1,765	6,725
XOMA Ltd. (a)	8,572	21,773
Zymogenetics, Inc. (a)(d)	3,440	34,366
		11,010,045
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	1,298	37,824
Abiomed, Inc. (a)	1,755	25,097
Accuray, Inc.	2,357	24,442
Align Technology, Inc. (a)	3,139	38,767
Alphatec Holdings, Inc. (a)	1,065	6,156
American Medical Systems Holdings, Inc. (a)	3,800	55,442
Analogic Corp.	675	39,494
Angiodynamics, Inc. (a)	981	16,265
Anika Therapeutics, Inc. (a)	1,002	12,054
ArthroCare Corp. (a)(d)	1,383	55,527
Aspect Medical Systems, Inc. (a)	1,014	12,645
Atricure, Inc. (a)	695	8,271
Atrion Corp.	134	13,668
BioLase Technology, Inc. (a)	592	2,078
Candela Corp. (a)	1,339	6,119
Cardiac Science Corp. (a)	813	7,553
Cardiodynamics International Corp. (a)	1,574	490
Cerus Corp. (a)	1,646	10,288
China Medical Technologies, Inc. sponsored ADR	966	44,436
Clinical Data, Inc. (a)	1,229	25,047
Conceptus, Inc. (a)	1,295	22,093
CONMED Corp. (a)	1,530	41,249
Cutera, Inc. (a)	521	6,606
Cyberonics, Inc. (a)	1,499	19,337
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cynosure, Inc. Class A (a)	416	$ 9,955
Datascope Corp.	626	21,785
DENTSPLY International, Inc.	6,997	273,163
DexCom, Inc. (a)	1,171	8,630
E-Z-EM, Inc. (a)	876	18,212
Electro-Optical Sciences, Inc. (a)	1,612	7,528
Endologix, Inc. (a)	1,944	6,143
ev3, Inc. (a)	4,821	42,618
Exactech, Inc. (a)	534	14,018
Gen-Probe, Inc. (a)	2,581	123,398
Given Imaging Ltd. (a)	1,505	23,869
Hansen Medical, Inc. (a)	1,063	19,974
HealthTronics, Inc. (a)	1,523	5,559
Hologic, Inc. (a)	5,863	353,598
Home Diagnostics, Inc. (a)	835	6,062
I-Flow Corp. (a)	1,516	21,360
ICU Medical, Inc. (a)	885	23,753
IDEXX Laboratories, Inc. (a)	2,949	163,581
Immucor, Inc. (a)	3,222	96,016
Insulet Corp.	1,257	21,532
Integra LifeSciences Holdings Corp. (a)(d)	1,328	55,032
Intuitive Surgical, Inc. (a)	1,793	505,483
IRIS International, Inc. (a)	690	7,776
Kensey Nash Corp. (a)	550	14,933
LeMaitre Vascular, Inc. (a)	426	2,011
Lifecore Biomedical, Inc. (a)	614	10,334
Masimo Corp.	2,637	84,542
Medical Action Industries, Inc. (a)	742	13,964
Meridian Bioscience, Inc.	2,149	73,646
Merit Medical Systems, Inc. (a)	1,302	20,637
Micrus Endovascular Corp. (a)	653	9,240
National Dentex Corp. (a)	337	4,715
Natus Medical, Inc. (a)	1,461	27,744
Neogen Corp. (a)	814	21,970
NeuroMetrix, Inc. (a)	497	1,208
NMT Medical, Inc. (a)	513	2,047
Northstar Neuroscience, Inc. (a)	1,041	1,634
NUCRYST Pharmaceuticals Corp. (a)	862	1,552
NuVasive, Inc. (a)	1,740	67,060
NxStage Medical, Inc. (a)	2,160	12,787
OraSure Technologies, Inc. (a)	2,902	20,720
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	715	$ 28,636
Orthovita, Inc. (a)	3,496	10,034
Osteotech, Inc. (a)	1,235	5,397
Palomar Medical Technologies, Inc. (a)	1,008	13,416
Possis Medical, Inc. (a)	574	11,147
Quidel Corp. (a)	1,644	27,011
Respironics, Inc. (a)	3,469	227,844
Rochester Medical Corp. (a)	328	3,365
RTI Biologics, Inc. (a)	2,090	17,974
Shamir Optical Industry Ltd.	707	5,451
Sirona Dental Systems, Inc. (a)	2,764	71,892
Somanetics Corp. (a)	771	21,426
Sonic Innovations, Inc. (a)	1,423	6,019
SonoSite, Inc. (a)	970	28,547
Staar Surgical Co. (a)	832	1,930
Stereotaxis, Inc. (a)	2,207	12,734
SurModics, Inc. (a)(d)	854	37,721
Synergetics USA, Inc. (a)	1,175	2,385
Syneron Medical Ltd. (a)	1,227	19,865
Synovis Life Technologies, Inc. (a)	746	13,189
The Spectranetics Corp. (a)	1,742	15,678
Thermage, Inc. (a)	818	3,452
ThermoGenesis Corp. (a)	4,407	7,316
Thoratec Corp. (a)	2,829	41,049
TomoTherapy, Inc.	2,307	30,383
Trinity Biotech PLC sponsored ADR (a)	674	3,087
Utah Medical Products, Inc.	500	14,955
Vascular Solutions, Inc. (a)	1,180	7,340
Vital Signs, Inc.	750	38,138
Vnus Medical Technologies, Inc. (a)	1,153	21,550
Volcano Corp. (a)	1,631	19,996
Wright Medical Group, Inc. (a)	1,694	44,586
Xtent, Inc.	1,150	8,579
Young Innovations, Inc.	390	8,323
Zoll Medical Corp. (a)	1,173	29,184
		3,610,336
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	670	27,550
Allied Healthcare International, Inc. (a)	1,897	3,870
Allion Healthcare, Inc. (a)	696	4,106
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Amedisys, Inc. (a)	1,234	$ 52,791
America Service Group, Inc. (a)	530	3,837
American Dental Partners, Inc. (a)	487	4,661
AmSurg Corp. (a)	1,724	41,531
Animal Health International, Inc.	1,331	14,029
athenahealth, Inc. (d)	1,448	47,089
Bio-Reference Laboratories, Inc. (a)	768	21,235
BioScrip, Inc. (a)	2,063	14,503
Chindex International, Inc. (a)	566	20,665
Corvel Corp. (a)	589	17,747
Cross Country Healthcare, Inc. (a)	1,487	16,149
Dialysis Corp. of America (a)	301	2,507
Express Scripts, Inc. (a)	11,843	699,921
Genoptix, Inc.	672	17,250
Gentiva Health Services, Inc. (a)	1,753	37,795
Health Grades, Inc. (a)	1,360	7,426
HealthExtras, Inc. (a)	1,922	52,951
Healthways, Inc. (a)	1,740	59,769
Henry Schein, Inc. (a)	4,073	243,647
HMS Holdings Corp. (a)	1,151	31,491
Hythiam, Inc. (a)(d)	2,025	6,197
InVentiv Health, Inc. (a)	1,453	46,205
LCA-Vision, Inc.	1,176	16,205
LHC Group, Inc. (a)	1,005	17,085
LifePoint Hospitals, Inc. (a)	2,596	65,056
Lincare Holdings, Inc. (a)	3,957	128,603
Magellan Health Services, Inc. (a)	1,843	79,857
Matria Healthcare, Inc. (a)	882	22,156
Medcath Corp. (a)	881	18,369
MWI Veterinary Supply, Inc. (a)	434	15,116
National Medical Health Card Systems, Inc. (a)	330	3,445
National Research Corp.	370	9,605
Nighthawk Radiology Holdings, Inc. (a)	1,452	16,582
NovaMed Eyecare, Inc. (a)	1,179	4,728
Odyssey Healthcare, Inc. (a)	1,312	11,467
Patterson Companies, Inc. (a)	6,548	230,490
PDI, Inc. (a)	594	4,675
Providence Service Corp. (a)	853	24,046
PSS World Medical, Inc. (a)	2,944	51,520
Psychiatric Solutions, Inc. (a)	2,729	77,203
RadNet, Inc. (a)	1,172	9,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
ResCare, Inc. (a)	1,417	$ 30,522
Rotech Healthcare, Inc. (a)	695	313
Rural/Metro Corp. (a)	909	2,454
Sun Healthcare Group, Inc. (a)	2,385	35,155
The Ensign Group, Inc.	666	5,768
TLC Vision Corp. (a)	4,732	11,168
U.S. Physical Therapy, Inc. (a)	574	7,606
VCA Antech, Inc. (a)	4,011	128,793
VistaCare, Inc. Class A (a)	1,078	9,238
		2,531,652
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,679	28,585
AMICAS, Inc. (a)	2,483	6,505
Cerner Corp. (a)	3,676	159,722
Computer Programs & Systems, Inc.	714	15,901
Eclipsys Corp. (a)	2,621	55,958
Emageon, Inc. (a)	1,549	3,594
HLTH Corp. (a)	8,637	102,262
iCAD, Inc. (a)	870	2,175
MedAssets, Inc.	1,950	35,412
Merge Technologies, Inc. (a)	930	493
Omnicell, Inc. (a)	1,601	30,419
Phase Forward, Inc. (a)	1,828	29,120
SXC Health Solutions Corp. (a)	785	10,961
Transcend Services, Inc. (a)	710	6,653
TriZetto Group, Inc. (a)	2,321	45,306
Vital Images, Inc. (a)	671	10,642
		543,708
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	2,040	11,812
Affymetrix, Inc. (a)	2,937	56,332
Albany Molecular Research, Inc. (a)	1,520	16,918
AMAG Pharmaceuticals, Inc. (a)	767	33,572
Bruker BioSciences Corp. (a)	5,167	70,633
Caliper Life Sciences, Inc. (a)	1,798	7,498
Combimatrix Corp. (a)	142	1,507
Compugen Ltd. (a)	1,757	4,305
Dionex Corp. (a)	966	71,310
Draxis Health, Inc. (a)	2,950	11,781
Encorium Group, Inc. (a)	2,146	4,743
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
eResearchTechnology, Inc. (a)	2,741	$ 32,782
Exelixis, Inc. (a)	5,406	34,490
Harvard Bioscience, Inc. (a)	973	4,466
ICON PLC sponsored ADR (a)	1,235	81,634
Illumina, Inc. (a)	2,559	185,297
Immunicon Corp. (a)	1,388	1,499
Invitrogen Corp. (a)	2,292	193,651
Kendle International, Inc. (a)	877	39,298
Luminex Corp. (a)(d)	1,847	32,156
Medivation, Inc. (a)	1,300	20,813
Medtox Scientific, Inc. (a)	357	5,708
Nektar Therapeutics (a)	4,545	31,588
Ore Pharmaceuticals, Inc. (a)	1,810	1,222
PAREXEL International Corp. (a)	1,314	72,204
Pharmaceutical Product Development, Inc.	5,573	251,175
PharmaNet Development Group, Inc. (a)	758	21,853
QIAGEN NV (a)(d)	8,915	196,041
Sequenom, Inc. (a)	2,553	17,845
Techne Corp. (a)	1,883	128,778
Varian, Inc. (a)	1,390	75,269
		1,718,180
Pharmaceuticals - 1.9%
Acusphere, Inc. (a)	1,243	783
Adolor Corp. (a)	1,931	8,825
Akorn, Inc. (a)	4,150	26,394
Alexza Pharmaceuticals, Inc. (a)	1,512	9,556
Anesiva, Inc. (a)	2,189	10,420
APP Pharmaceuticals, Inc. (a)	7,583	85,233
Artes Medical, Inc. (a)	195	429
Atherogenics, Inc. (a)	2,323	2,044
Auxilium Pharmaceuticals, Inc. (a)	2,024	64,849
AVANIR Pharmaceuticals Class A (a)	1,525	1,845
Barrier Therapeutics, Inc. (a)	1,043	3,807
Biodel, Inc.	957	13,388
BioForm Medical, Inc.	2,946	16,645
BioMimetic Therapeutics, Inc. (a)	903	12,407
BMP Sunstone Corp. (a)(d)	1,486	12,824
Cadence Pharmaceuticals, Inc. (a)	1,375	7,205
Cardiome Pharma Corp. (a)	3,117	23,693
Collagenex Pharmaceuticals, Inc. (a)	1,553	25,345
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)	1,899	$ 4,653
Cypress Bioscience, Inc. (a)	1,787	14,296
DepoMed, Inc. (a)	2,463	8,374
Discovery Laboratories, Inc. (a)	4,625	9,620
Durect Corp. (a)	4,092	20,337
Emisphere Technologies, Inc. (a)	1,366	2,486
Endo Pharmaceuticals Holdings, Inc. (a)	6,374	167,381
Eurand NV	2,150	28,509
Flamel Technologies SA sponsored ADR (a)(d)	1,311	12,140
Generex Biotechnology Corp. (a)(d)	5,909	7,564
Hi-Tech Pharmacal Co., Inc. (a)	462	5,147
Hollis-Eden Pharmaceuticals, Inc. (a)	580	1,096
Inspire Pharmaceuticals, Inc. (a)	3,078	13,820
Ista Pharmaceuticals, Inc. (a)	1,726	7,232
Jazz Pharmaceuticals, Inc.	1,184	14,161
Labopharm, Inc. (a)	3,695	8,937
Map Pharmaceuticals, Inc.	1,099	14,287
Matrixx Initiatives, Inc. (a)	372	5,394
Medicines Co. (a)	2,401	46,243
MiddleBrook Pharmaceuticals, Inc. (a)(d)	5,533	23,349
Nastech Pharmaceutical Co., Inc. (a)	1,139	2,631
Nexmed, Inc. (a)	672	1,028
NitroMed, Inc. (a)	982	1,090
Noven Pharmaceuticals, Inc. (a)	1,490	20,204
Novogen Ltd. sponsored ADR (a)	97	494
Obagi Medical Products, Inc. (a)	1,285	19,995
Optimer Pharmaceuticals, Inc.	1,303	8,300
Pain Therapeutics, Inc. (a)	3,006	25,341
Penwest Pharmaceuticals Co. (a)	1,484	4,571
Perrigo Co.	4,258	142,302
Pozen, Inc. (a)	1,285	15,664
Quigley Corp. (a)	1,566	8,300
Replidyne, Inc. (a)	1,754	3,245
Repros Therapeutics, Inc. (a)	257	2,154
Salix Pharmaceuticals Ltd. (a)	2,714	18,320
Santarus, Inc. (a)	3,045	5,481
Sciele Pharma, Inc. (a)	1,605	33,224
Sepracor, Inc. (a)	5,265	113,040
Shire PLC sponsored ADR	3,032	177,190
Sirtris Pharmaceuticals, Inc. (d)	1,135	13,552
Somaxon Pharmaceuticals, Inc. (a)	769	3,699
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Spectrum Pharmaceuticals, Inc. (a)	2,018	$ 5,227
SuperGen, Inc. (a)	3,481	9,573
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,566	1,401,734
ViroPharma, Inc. (a)	3,623	33,187
Vivus, Inc. (a)	3,798	22,256
Warner Chilcott Ltd. (a)	11,427	192,773
XenoPort, Inc. (a)	1,285	65,753
Zila, Inc. (a)	3,259	1,825
		3,092,871
TOTAL HEALTH CARE		22,506,792
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	871	18,500
American Science & Engineering, Inc.	467	25,293
Applied Energetics, Inc. (a)(d)	3,427	8,053
Applied Signal Technology, Inc.	561	6,676
Argon ST, Inc. (a)	996	16,185
Ascent Solar Technologies, Inc. (a)	576	8,594
Astronics Corp. (a)	339	6,695
BE Aerospace, Inc. (a)	4,396	150,783
Ceradyne, Inc. (a)	1,283	39,914
Elbit Systems Ltd.	1,823	102,927
Herley Industries, Inc. (a)	746	8,945
Innovative Solutions & Support, Inc. (a)	1,067	9,656
Ladish Co., Inc. (a)	750	26,775
Limco-Piedmont, Inc.	806	5,239
LMI Aerospace, Inc. (a)	448	8,525
MTC Technologies, Inc. (a)	622	14,741
Sypris Solutions, Inc.	676	3,252
Taser International, Inc. (a)(d)	3,257	36,706
TAT Technologies Ltd.	78	668
		498,127
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	3,839	11,747
Atlas Air Worldwide Holdings, Inc. (a)	1,093	55,306
C.H. Robinson Worldwide, Inc.	7,897	400,931
Dynamex, Inc. (a)	596	13,780
Expeditors International of Washington, Inc.	10,004	393,357
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	1,693	$ 49,690
Hub Group, Inc. Class A (a)	1,986	59,560
Pacer International, Inc.	1,724	26,498
Park-Ohio Holdings Corp. (a)	771	15,937
UTI Worldwide, Inc.	4,227	70,929
		1,097,735
Airlines - 0.3%
Allegiant Travel Co. (a)	900	24,489
Frontier Airlines Holdings, Inc. (a)(d)	1,453	4,257
JetBlue Airways Corp. (a)(d)	8,891	48,456
MAIR Holdings, Inc. (a)	1,544	6,608
Mesa Air Group, Inc. (a)	2,636	6,379
Pinnacle Airlines Corp. (a)	1,418	15,896
Republic Airways Holdings, Inc. (a)	1,879	36,734
Ryanair Holdings PLC sponsored ADR (a)(d)	5,305	151,617
SkyWest, Inc.	2,857	63,197
UAL Corp.	5,323	161,287
		518,920
Building Products - 0.1%
Aaon, Inc.	1,304	21,529
American Woodmark Corp.	798	15,146
Apogee Enterprises, Inc.	1,627	25,040
Builders FirstSource, Inc. (a)	1,474	9,773
Dayton Superior Corp. (a)	383	1,494
Gibraltar Industries, Inc.	1,466	16,023
Insteel Industries, Inc.	1,270	13,678
PGT, Inc. (a)	1,123	3,818
Universal Forest Products, Inc.	846	23,502
US Home Systems, Inc. (a)	272	1,221
		131,224
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	198	3,602
Advisory Board Co. (a)	840	46,679
American Ecology Corp.	1,049	26,131
APAC Customer Services, Inc. (a)	2,411	2,676
Arrowhead Research Corp. (a)	1,920	4,685
Barrett Business Services, Inc.	449	7,274
Casella Waste Systems, Inc. Class A (a)	1,581	15,636
CECO Environmental Corp. (a)	977	8,871
Cintas Corp.	7,323	210,756
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. (a)	820	$ 50,446
Comsys IT Partners, Inc. (a)	927	8,732
Copart, Inc. (a)	4,253	177,180
Corporate Executive Board Co.	1,843	74,844
CoStar Group, Inc. (a)	996	41,354
Courier Corp.	559	15,210
CRA International, Inc. (a)	570	21,649
Diamond Management & Technology Consultants, Inc.	2,113	12,530
eTelecare Global Solutions, Inc. ADR	368	2,558
Exponent, Inc. (a)	884	25,724
First Advantage Corp. Class A (a)	418	8,314
Fuel Tech, Inc. (a)(d)	1,311	26,312
G&K Services, Inc. Class A	958	36,653
GeoEye, Inc. (a)	693	20,936
Healthcare Services Group, Inc.	2,037	40,292
Heidrick & Struggles International, Inc.	907	31,047
Herman Miller, Inc.	2,797	83,435
HireRight, Inc.	881	7,841
Hudson Highland Group, Inc. (a)	1,554	11,577
Huron Consulting Group, Inc. (a)	865	45,897
ICF International, Inc. (a)	519	13,515
ICT Group, Inc. (a)	936	8,040
InnerWorkings, Inc. (a)	2,410	33,186
Interface, Inc. Class A	2,670	44,749
Intersections, Inc. (a)	441	3,612
Kelly Services, Inc. Class A (non-vtg.)	1,847	35,481
Kenexa Corp. (a)	1,120	22,691
Kforce, Inc. (a)	2,039	17,433
Kimball International, Inc. Class B	1,764	18,434
Layne Christensen Co. (a)	858	34,354
Learning Tree International, Inc. (a)	1,097	14,766
LECG Corp. (a)	1,966	18,677
McGrath RentCorp.	1,426	29,860
Mobile Mini, Inc. (a)	1,580	29,404
Monster Worldwide, Inc. (a)	5,762	153,212
Multi-Color Corp.	501	10,832
Odyssey Marine Exploration, Inc. (a)	1,801	8,825
On Assignment, Inc. (a)	1,390	8,604
PeopleSupport, Inc. (a)	1,045	12,132
Perma-Fix Environmental Services, Inc. (a)	2,601	4,838
PRG-Schultz International, Inc. (a)	1,940	17,091
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Protection One, Inc. (a)(d)	883	$ 7,735
RCM Technologies, Inc. (a)	426	2,262
Resources Connection, Inc.	2,240	36,064
School Specialty, Inc. (a)	1,009	30,795
Standard Parking Corp. (a)	1,266	25,725
Stericycle, Inc. (a)	3,971	213,997
Team, Inc. (a)	1,098	33,478
Teletech Holdings, Inc. (a)	3,287	74,188
Tetra Tech, Inc. (a)	2,446	46,156
Thomas Group	587	2,002
United Stationers, Inc. (a)	1,240	61,206
Virco Manufacturing Co.	1,086	6,451
VSE Corp.	199	6,318
Waste Industries USA, Inc.	838	30,662
Waste Services, Inc. (a)	2,681	21,689
WCA Waste Corp. (a)	2,105	12,841
		2,220,146
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	6,702	438,646
Great Lakes Dredge & Dock Corp.	2,920	17,841
Insituform Technologies, Inc. Class A (a)(d)	1,365	19,069
Integrated Electrical Services, Inc. (a)	652	11,254
Modtech Holdings, Inc. (a)	1,009	484
Northwest Pipe Co. (a)	485	20,244
Sterling Construction Co., Inc. (a)	731	14,700
		522,238
Electrical Equipment - 1.0%
Active Power, Inc. (a)	2,586	4,655
American Superconductor Corp. (a)	1,947	43,983
BTU International, Inc. (a)	402	4,309
Canadian Solar, Inc. (a)(d)	2,165	41,027
Capstone Turbine Corp. (a)	3,505	6,379
China BAK Battery, Inc. (a)(d)	2,286	9,373
China Sunergy Co. Ltd. ADR (d)	859	6,047
Coleman Cable, Inc. (a)	500	5,905
Deswell Industries, Inc.	609	4,129
Encore Wire Corp.	1,157	19,380
Energy Conversion Devices, Inc. (a)	1,813	48,171
Evergreen Solar, Inc. (a)(d)	4,892	47,012
First Solar, Inc. (a)	3,665	752,058
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Franklin Electric Co., Inc.	1,066	$ 35,157
FuelCell Energy, Inc. (a)	3,132	22,425
Fushi Copperweld, Inc. (a)	1,319	23,175
Harbin Electric, Inc. (a)	650	12,935
Hoku Scientific, Inc. (a)(d)	796	7,642
Hydrogenics Corp. (a)	3,294	1,812
II-VI, Inc. (a)	1,568	51,336
JA Solar Holdings Co. Ltd. ADR	2,448	34,982
LSI Industries, Inc.	1,143	15,190
Medis Technologies Ltd. (a)(d)	1,387	15,021
Microvision, Inc. (a)(d)	3,373	8,500
Orion Energy Systems, Inc.	1,000	9,020
Plug Power, Inc. (a)	6,316	19,011
Powell Industries, Inc. (a)	749	28,552
Power-One, Inc. (a)	3,532	9,183
PowerSecure International, Inc. (a)	871	11,593
Preformed Line Products Co.	259	12,225
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	729	8,500
Sunpower Corp. Class A (a)(d)	1,825	119,939
Superior Essex, Inc. (a)	830	23,555
Ultralife Batteries, Inc. (a)	686	9,679
Valence Technology, Inc. (a)(d)	8,710	31,966
Vicor Corp.	2,196	26,637
Woodward Governor Co.	3,392	96,909
		1,627,372
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	28,402
Machinery - 1.3%
3D Systems Corp. (a)	1,292	18,682
Altra Holdings, Inc. (a)	1,190	15,292
American Railcar Industries, Inc.	997	24,765
Astec Industries, Inc. (a)	1,092	41,343
Axsys Technologies, Inc. (a)	558	24,552
Basin Water, Inc. (a)(d)	1,439	11,181
Bucyrus International, Inc. Class A	1,779	177,687
Chart Industries, Inc. (a)	1,570	53,867
China Fire & Security Group, Inc. (a)	1,300	15,691
Columbus McKinnon Corp. (NY Shares) (a)	850	24,344
Commercial Vehicle Group, Inc. (a)	736	6,889
Dynamic Materials Corp.	636	36,246
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flanders Corp. (a)	1,144	$ 7,207
Flow International Corp. (a)	1,397	10,296
Force Protection, Inc. (a)(d)	3,319	13,641
FreightCar America, Inc.	549	22,004
Gehl Co. (a)	645	10,339
Hardinge, Inc.	253	3,140
Hurco Companies, Inc. (a)	280	12,382
Joy Global, Inc.	4,914	326,142
K-Tron International, Inc. (a)	110	12,840
Key Technology, Inc. (a)	313	11,052
L.B. Foster Co. Class A (a)	696	29,483
Lincoln Electric Holdings, Inc.	1,935	129,916
MFRI, Inc. (a)	146	2,365
Middleby Corp. (a)	910	61,880
Nordson Corp.	1,545	79,398
Omega Flex, Inc.	414	6,210
PACCAR, Inc.	17,430	756,113
Peerless Manufacturing Co. (a)	281	9,133
Portec Rail Products, Inc.	692	7,287
RBC Bearings, Inc. (a)	1,207	40,555
Sun Hydraulics Corp.	774	16,819
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,046	22,154
Class B (a)	262	4,698
Titan Machinery, Inc.	1,090	19,631
TurboChef Technologies, Inc. (a)(d)	1,655	14,068
Twin Disc, Inc.	466	9,441
		2,088,733
Marine - 0.3%
Alexander & Baldwin, Inc.	1,923	84,689
American Commercial Lines, Inc. (a)	2,461	41,837
Aries Maritime Transport Ltd.	1,020	6,548
DryShips, Inc.	1,685	126,881
Eagle Bulk Shipping, Inc.	2,237	59,571
Euroseas Ltd.	1,639	22,979
FreeSeas, Inc.	1,718	8,762
OceanFreight, Inc.	753	16,589
Omega Navigation Enterprises, Inc. Class A	275	4,021
Paragon Shipping, Inc. (d)	1,288	20,660
Quintana Maritime Ltd.	2,829	65,152
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Star Bulk Carriers Corp.	2,000	$ 23,920
TBS International Ltd. Class A (a)	745	25,658
Ultrapetrol (Bahamas) Ltd. (a)	1,325	18,550
		525,817
Road & Rail - 0.4%
AMERCO (a)	958	49,921
Arkansas Best Corp.	1,076	28,740
Celadon Group, Inc. (a)	1,014	9,126
Covenant Transport Group, Inc. Class A (a)	611	4,809
Frozen Food Express Industries, Inc.	1,931	13,363
Heartland Express, Inc.	4,452	62,239
J.B. Hunt Transport Services, Inc.	5,720	156,556
Landstar System, Inc.	2,618	121,423
Marten Transport Ltd. (a)	1,029	14,910
Old Dominion Freight Lines, Inc. (a)	1,582	43,110
P.A.M. Transportation Services, Inc. (a)	668	9,686
Patriot Transportation Holding, Inc. (a)	214	16,589
Quality Distribution, Inc. (a)	1,569	4,817
Saia, Inc. (a)	753	10,881
Trailer Bridge, Inc. (a)	724	7,769
Universal Truckload Services, Inc. (a)	990	18,493
USA Truck, Inc. (a)	550	7,299
Vitran Corp., Inc. (a)	938	11,584
Werner Enterprises, Inc.	3,374	60,023
YRC Worldwide, Inc. (a)(d)	2,476	34,070
		685,408
Trading Companies & Distributors - 0.4%
Aceto Corp.	828	5,804
Beacon Roofing Supply, Inc. (a)	2,041	17,471
Electro Rent Corp.	1,443	18,730
Fastenal Co.	6,952	282,668
H&E Equipment Services, Inc. (a)	1,668	26,021
Houston Wire & Cable Co.	1,065	15,443
Industrial Distribution Group, Inc. (a)	369	3,609
Kaman Corp.	1,168	28,032
Lawson Products, Inc.	645	16,383
Mitsui & Co. Ltd. sponsored ADR	22	9,841
NuCo2, Inc. (a)	701	19,369
Rush Enterprises, Inc.:
Class A (a)	1,200	17,784
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc.: - continued
Class B (a)	1,009	$ 14,913
UAP Holding Corp.	2,572	99,022
		575,090
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	866	19,580
Quixote Corp.	489	6,870
		26,450
TOTAL INDUSTRIALS		10,545,662
INFORMATION TECHNOLOGY - 48.3%
Communications Equipment - 9.8%
3Com Corp. (a)	18,500	60,865
Acme Packet, Inc. (a)	2,767	22,191
ADC Telecommunications, Inc. (a)	5,591	76,429
Adtran, Inc.	2,894	53,307
Airspan Networks, Inc. (a)	2,489	2,862
Airvana, Inc.	2,600	12,376
Alvarion Ltd. (a)	2,562	19,394
Anaren, Inc. (a)	1,301	16,445
Arris Group, Inc. (a)	7,477	42,993
Aruba Networks, Inc.	3,600	20,196
AudioCodes Ltd. (a)	1,741	7,364
Avanex Corp. (a)	12,464	10,108
Avici Systems, Inc.	1,421	10,899
Avocent Corp. (a)	2,483	41,541
Aware, Inc. (a)	1,453	5,797
Bel Fuse, Inc.:
Class A	177	5,547
Class B (non-vtg.)	300	8,181
BigBand Networks, Inc.	2,700	16,821
Black Box Corp.	852	26,412
Blue Coat Systems, Inc. (a)	1,931	45,340
Bookham, Inc. (a)	4,309	6,291
Ceragon Networks Ltd. (a)	1,565	13,553
China GrenTech Corp. Ltd. ADR (a)	1,452	10,033
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	798	4,708
Ciena Corp. (a)	3,974	102,648
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	286,502	$ 6,982,054
Comtech Group, Inc. (a)	1,575	16,475
Comtech Telecommunications Corp. (a)	1,134	49,193
Digi International, Inc. (a)	1,799	18,943
Ditech Networks, Inc. (a)	1,208	3,298
EchoStar Holding Corp. Class A (a)	1,906	76,354
EFJ, Inc. (a)	1,024	1,382
EMS Technologies, Inc. (a)	1,046	30,114
Endwave Corp. (a)	412	2,884
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	4,094
Extreme Networks, Inc. (a)	7,442	22,400
F5 Networks, Inc. (a)	3,909	86,623
Finisar Corp. (a)	14,260	22,959
Foundry Networks, Inc. (a)	6,848	81,286
Globecomm Systems, Inc. (a)	1,123	9,894
Harmonic, Inc. (a)	4,008	35,711
Harris Stratex Networks, Inc. Class A (a)	1,328	13,333
Hughes Communications, Inc. (a)	968	45,235
Infinera Corp.	4,816	56,251
InterDigital, Inc. (a)	2,445	42,519
Ituran Location & Control Ltd.	1,591	17,087
Ixia (a)	3,978	29,875
JDS Uniphase Corp. (a)	9,816	129,080
Juniper Networks, Inc. (a)	24,470	656,285
KVH Industries, Inc. (a)	419	3,637
Loral Space & Communications Ltd. (a)	977	23,702
Metalink Ltd. (a)(d)	1,755	5,300
MRV Communications, Inc. (a)	7,974	12,758
NETGEAR, Inc. (a)	1,638	35,741
Network Engines, Inc. (a)	1,511	2,176
Neutral Tandem, Inc.	1,350	27,797
Nextwave Wireless, Inc. (a)	4,000	21,560
Nice Systems Ltd. sponsored ADR (a)	2,099	67,756
NMS Communications Corp. (a)	1,666	2,116
NumereX Corp. Class A (a)	847	6,742
Occam Networks, Inc. (a)	651	3,776
Oplink Communications, Inc. (a)	1,319	16,395
Opnext, Inc.	3,029	13,994
Optium Corp. (a)	1,536	10,537
ORBCOMM, Inc. (a)(d)	1,542	8,789
Orckit Communications Ltd. (a)	601	4,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Packeteer, Inc. (a)	2,182	$ 9,754
Parkervision, Inc. (a)(d)	1,061	9,220
PC-Tel, Inc. (a)	1,155	7,715
Pegasus Wireless Corp. warrants 8/11/08 (a)	250	0
Performance Technologies, Inc. (a)	470	2,204
Polycom, Inc. (a)	4,171	90,928
Powerwave Technologies, Inc. (a)	6,700	19,162
Qiao Xing Universal Telephone, Inc. (a)(d)	925	6,124
QUALCOMM, Inc.	77,042	3,264,270
RADWARE Ltd. (a)	685	8,378
Radyne Corp. (a)	1,102	10,072
Research In Motion Ltd. (a)	26,316	2,731,601
Riverbed Technology, Inc. (a)	3,183	63,851
SCM Microsystems, Inc. (a)	1,068	3,183
SeaChange International, Inc. (a)	1,245	7,346
ShoreTel, Inc.	2,588	13,768
Sierra Wireless, Inc. (a)	1,359	19,651
Silicom Ltd. (a)	400	6,160
Sonus Networks, Inc. (a)	12,165	40,388
Starent Networks Corp.	3,021	47,520
Sycamore Networks, Inc. (a)	15,201	53,051
Symmetricom, Inc. (a)	2,546	8,707
Tekelec (a)	3,296	39,255
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,767	145,491
Tellabs, Inc. (a)	21,041	138,450
Telular Corp. (a)	871	3,066
Tollgrade Communications, Inc. (a)	443	2,445
UTStarcom, Inc. (a)(d)	5,640	15,905
ViaSat, Inc. (a)	1,507	31,602
Westell Technologies, Inc. Class A (a)	3,694	6,501
WJ Communications, Inc. (a)	2,092	1,506
Zhone Technologies, Inc. (a)	6,304	6,808
		16,157,428
Computers & Peripherals - 5.8%
ActivIdentity Corp. (a)	1,423	4,369
Adaptec, Inc. (a)	8,005	21,213
Apple, Inc. (a)	41,320	5,165,826
Avid Technology, Inc. (a)	2,073	50,519
Brocade Communications Systems, Inc. (a)	17,976	138,235
Concurrent Computer Corp. (a)	2,256	1,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	1,576	$ 7,423
Data Domain, Inc.	2,552	54,204
Dell, Inc. (a)	105,453	2,093,242
Dot Hill Systems Corp. (a)	4,517	16,171
Electronics for Imaging, Inc. (a)	2,964	44,638
Hutchinson Technology, Inc. (a)	1,552	26,074
Immersion Corp. (a)	1,492	12,578
InFocus Corp. (a)	1,431	2,561
Innovex, Inc. (a)	857	274
Intevac, Inc. (a)	1,019	13,084
Isilon Systems, Inc. (a)	2,877	16,140
LaserCard Corp. (a)	492	4,566
Logitech International SA (a)	8,577	219,400
Mobility Electronics, Inc. (a)	1,162	1,580
Network Appliance, Inc. (a)	16,389	354,330
Novatel Wireless, Inc. (a)	1,802	19,065
Overland Storage, Inc. (a)	914	1,225
Palm, Inc. (d)	5,566	36,012
Presstek, Inc. (a)	1,343	6,312
QLogic Corp. (a)	6,935	109,920
Rackable Systems, Inc. (a)	1,238	11,439
Rimage Corp. (a)	799	18,393
SanDisk Corp. (a)	10,856	255,659
Silicon Graphics, Inc. (a)	727	11,465
STEC, Inc. (a)	2,964	21,578
Stratasys, Inc. (a)	1,167	21,893
Sun Microsystems, Inc. (a)	38,788	636,123
Super Micro Computer, Inc.	1,887	16,945
Synaptics, Inc. (a)	1,564	41,900
Xyratex Ltd. (a)	1,510	27,120
		9,483,281
Electronic Equipment & Instruments - 1.4%
Acacia Research Corp. - Acacia Technologies (a)	1,296	8,463
Agilysys, Inc.	1,889	23,934
American Technology Corp. (a)	1,388	2,887
Bell Microproducts, Inc. (a)	2,595	8,693
Brightpoint, Inc. (a)	3,642	37,658
CalAmp Corp. (a)	1,266	3,456
Cherokee International Corp. (a)	469	1,008
Cogent, Inc. (a)	5,186	51,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cognex Corp.	1,871	$ 36,166
Coherent, Inc. (a)	1,500	42,660
Comverge, Inc.	948	13,329
CPI International, Inc. (a)	798	8,299
Daktronics, Inc.	2,111	36,478
DDi Corp. (a)	1,501	7,460
DTS, Inc. (a)	1,080	26,276
Echelon Corp. (a)	1,836	20,618
Electro Scientific Industries, Inc. (a)	1,631	26,406
Entorian Technologies, Inc. (a)	3,710	5,231
Excel Technology, Inc. (a)	840	21,655
FARO Technologies, Inc. (a)	894	29,279
Flextronics International Ltd. (a)	39,475	400,277
FLIR Systems, Inc. (a)	6,506	185,161
Frequency Electronics, Inc.	801	6,881
GSI Group, Inc. (a)	2,835	23,077
GTSI Corp. (a)	429	3,526
I. D. Systems Inc. (a)	623	4,448
ICx Technologies, Inc.	853	6,474
Insight Enterprises, Inc. (a)	2,484	43,545
IPG Photonics Corp. (a)	2,000	34,140
Itron, Inc. (a)	1,381	131,651
LeCroy Corp. (a)	442	3,487
Littelfuse, Inc. (a)	1,076	33,539
LoJack Corp. (a)	1,208	15,076
Magal Security Systems Ltd. (a)(d)	1,252	8,489
Maxwell Technologies, Inc. (a)(d)	899	9,359
Measurement Specialties, Inc. (a)	600	10,638
Mechanical Technology, Inc. (a)	1,285	912
Mellanox Technologies Ltd.	1,419	21,711
Mercury Computer Systems, Inc. (a)	1,018	6,525
Merix Corp. (a)	475	1,292
Molex, Inc.	4,737	106,725
Molex, Inc. Class A (non-vtg.)	3,756	81,768
MTS Systems Corp.	1,050	32,750
Multi-Fineline Electronix, Inc. (a)	1,433	30,480
National Instruments Corp.	3,664	94,751
NetList, Inc. (a)	1,508	2,096
Newport Corp. (a)	1,742	18,308
NU Horizons Electronics Corp. (a)	1,635	9,712
Optimal Group, Inc. Class A (a)	1,305	4,868
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Orbotech Ltd. (a)	1,903	$ 34,425
OSI Systems, Inc. (a)	733	15,503
PC Connection, Inc. (a)	1,121	11,132
Photon Dynamics, Inc. (a)	560	5,796
Planar Systems, Inc. (a)	480	2,237
Plexus Corp. (a)	2,125	52,636
RadiSys Corp. (a)	803	7,637
Research Frontiers, Inc. (a)(d)	596	4,500
Richardson Electronics Ltd.	989	4,272
Rofin-Sinar Technologies, Inc. (a)	1,410	55,512
Sanmina-SCI Corp. (a)	25,282	41,715
ScanSource, Inc. (a)	1,499	50,921
SMART Modular Technologies (WWH), Inc. (a)	3,295	21,879
Spectrum Control, Inc. (a)	541	4,874
Tech Data Corp. (a)	2,516	83,909
Tessco Technologies, Inc. (a)	367	5,978
Trimble Navigation Ltd. (a)	5,774	157,861
TTM Technologies, Inc. (a)	2,158	23,781
Universal Display Corp. (a)	1,471	25,066
X-Rite, Inc. (a)	1,218	9,975
Zones, Inc. (a)	258	2,394
Zygo Corp. (a)	1,222	15,568
		2,381,053
Internet Software & Services - 7.1%
Access Integrated Technologies, Inc. Class A (a)	987	2,329
Akamai Technologies, Inc. (a)	8,001	281,315
Ariba, Inc. (a)	3,606	32,166
Art Technology Group, Inc. (a)	6,113	20,662
AsiaInfo Holdings, Inc. (a)	2,367	26,297
Autobytel, Inc. (a)	3,159	8,529
Baidu.com, Inc. sponsored ADR (a)	1,095	275,206
Bankrate, Inc. (a)(d)	819	34,611
Bidz.com, Inc. (a)(d)	971	9,924
China Finance Online Co. Ltd. ADR (a)	852	18,122
Chordiant Software, Inc. (a)	1,678	9,665
CMGI, Inc. (a)	2,034	23,371
CNET Networks, Inc. (a)	7,344	53,317
comScore, Inc.	1,421	29,301
Constant Contact, Inc. (d)	1,100	19,580
Copernic, Inc. (a)	2,172	2,693
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CryptoLogic Ltd.	469	$ 7,776
DealerTrack Holdings, Inc. (a)	2,047	41,902
Digital River, Inc. (a)	1,871	61,051
DivX, Inc. (a)	1,745	17,153
EarthLink, Inc. (a)	6,995	50,574
eBay, Inc. (a)	63,718	1,679,606
Entrust, Inc. (a)	2,378	5,969
Equinix, Inc. (a)	1,686	116,924
GigaMedia Ltd. (a)	2,552	49,994
Gmarket, Inc. sponsored ADR (a)	1,260	28,816
Google, Inc. Class A (sub. vtg.) (a)	11,126	5,242,349
Greenfield Online, Inc. (a)	1,107	14,978
HSW International, Inc. (a)	2,128	8,576
Hurray! Holding Co. Ltd. ADR (a)	2,051	6,871
I-Many, Inc. (a)	2,704	7,517
iBasis, Inc.	3,580	14,535
InfoSpace, Inc.	1,767	18,006
Internap Network Services Corp. (a)	2,259	15,813
Internet Capital Group, Inc. (a)	1,700	14,790
Internet Gold Golden Lines Ltd. (a)	1,727	15,854
Internet Initiative Japan, Inc. sponsored ADR	728	5,991
Interwoven, Inc. (a)	1,935	26,219
Iona Technologies PLC sponsored ADR (a)	1,741	6,181
iPass, Inc. (a)	2,745	7,631
j2 Global Communications, Inc. (a)	2,424	52,164
Jupitermedia Corp. (a)	1,459	4,800
Keynote Systems, Inc. (a)	1,025	11,111
Kintera, Inc. (a)	800	752
Limelight Networks, Inc. (d)	3,819	17,873
Liquidity Services, Inc. (a)	1,699	16,429
LivePerson, Inc. (a)	2,751	9,381
LoopNet, Inc. (a)(d)	1,593	19,068
Marchex, Inc. Class B	1,045	9,227
Mercadolibre, Inc.	2,172	78,518
MIVA, Inc. (a)	3,393	7,125
Move, Inc. (a)	8,334	20,918
NaviSite, Inc. (a)	1,564	6,350
NetEase.com, Inc. sponsored ADR (a)(d)	3,215	68,962
NIC, Inc.	3,113	18,740
Omniture, Inc. (a)	3,479	79,947
Online Resources Corp. (a)	1,151	11,786
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)(d)	2,528	$ 81,462
Openwave Systems, Inc.	4,488	9,245
Perficient, Inc. (a)	1,706	14,416
PlanetOut, Inc. (a)	57	215
RADVision Ltd. (a)	826	6,137
RealNetworks, Inc. (a)	6,660	38,961
Rediff.com India Ltd. sponsored ADR (a)	371	3,161
S1 Corp. (a)	3,096	21,920
Saba Software, Inc. (a)	1,898	6,472
SAVVIS, Inc. (a)	2,445	47,506
Selectica, Inc. (a)	2,459	3,615
Sify Technologies Ltd. sponsored ADR (a)	1,939	9,113
Sina Corp. (a)	2,535	104,974
SkillSoft PLC sponsored ADR (a)	5,424	47,568
Sohu.com, Inc. (a)	1,860	83,849
SonicWALL, Inc. (a)	3,593	29,930
Supportsoft, Inc. (a)	2,282	8,010
Switch & Data Facilities Co., Inc.	1,607	16,793
TechTarget, Inc.	1,900	22,078
Terremark Worldwide, Inc. (a)	2,650	13,250
The Knot, Inc. (a)	1,581	18,261
TheStreet.com, Inc.	1,783	16,154
Travelzoo, Inc. (a)	630	6,363
Tumbleweed Communications Corp. (a)	1,264	1,618
United Online, Inc.	2,993	29,870
ValueClick, Inc. (a)	4,659	89,965
VeriSign, Inc. (a)	10,574	367,975
Vignette Corp. (a)	1,536	19,430
VistaPrint Ltd. (a)	2,013	63,248
Vocus, Inc. (a)	861	21,146
WebMD Health Corp. Class A (a)	421	11,729
Websense, Inc. (a)	2,250	43,808
Website Pros, Inc. (a)	1,607	17,741
Workstream, Inc. (a)	1,954	1,446
Yahoo!, Inc. (a)	62,901	1,747,390
Zix Corp. (a)(d)	3,758	14,731
		11,784,865
IT Services - 1.4%
Acxiom Corp.	3,641	46,277
Applied Digital Solutions, Inc. (a)	2,129	1,767
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cass Information Systems, Inc.	317	$ 8,876
Cognizant Technology Solutions Corp. Class A (a)	13,717	414,391
CSG Systems International, Inc. (a)	2,185	24,800
CyberSource Corp. (a)	3,949	57,695
Edgewater Technology, Inc. (a)	1,090	6,540
Electronic Clearing House, Inc. (a)	1,051	17,846
eLoyalty Corp. (a)	438	4,490
Euronet Worldwide, Inc. (a)	2,258	48,773
ExlService Holdings, Inc. (a)	1,527	32,571
Fiserv, Inc. (a)	7,644	402,227
Forrester Research, Inc. (a)	1,316	35,058
Gevity HR, Inc.	1,134	7,915
Hackett Group, Inc. (a)	1,964	7,954
iGate Corp. (a)	2,729	21,614
Infosys Technologies Ltd. sponsored ADR	5,082	197,791
infoUSA, Inc.	2,977	22,655
Integral Systems, Inc.	335	8,154
Lionbridge Technologies, Inc. (a)	3,727	13,231
ManTech International Corp. Class A (a)	1,040	45,843
NCI, Inc. Class A (a)	194	3,438
Ness Technologies, Inc. (a)	1,605	14,959
Newtek Business Services, Inc. (a)	1,293	1,396
Paychex, Inc.	17,723	557,566
PFSweb, Inc. (a)	1,212	1,188
Rainmaker Systems, Inc. (a)	1,909	5,479
RightNow Technologies, Inc. (a)	1,835	20,974
Sapient Corp. (a)	7,325	54,059
SI International, Inc. (a)	509	12,664
SM&A (a)	996	6,165
Sykes Enterprises, Inc. (a)	1,937	32,522
Syntel, Inc.	1,911	52,037
TechTeam Global, Inc. (a)	575	5,031
Telvent GIT SA	1,504	35,780
Tier Technologies, Inc. Class B (a)	1,098	8,839
TRX, Inc. (a)	921	1,216
Virtusa Corp.	666	7,279
Yucheng Technologies Ltd. (a)	792	13,401
Zanett, Inc. (a)	2,719	1,577
		2,262,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,117	$ 103,858
Semiconductors & Semiconductor Equipment - 8.0%
8X8, Inc. (a)	2,302	2,417
Actel Corp. (a)	1,079	12,786
Actions Semiconductor Co. Ltd. ADR (a)	1,319	4,814
Advanced Analogic Technologies, Inc. (a)	1,805	11,733
Advanced Energy Industries, Inc. (a)	1,930	24,743
Altera Corp.	15,722	269,003
AMIS Holdings, Inc. (a)	4,389	29,933
Amkor Technology, Inc. (a)	8,378	98,106
ANADIGICS, Inc. (a)	2,432	17,121
Applied Materials, Inc.	65,027	1,246,568
Applied Micro Circuits Corp. (a)	3,924	29,155
ARM Holdings PLC sponsored ADR	2,809	15,141
ASE Test Ltd. (a)	4,632	66,562
ASM International NV (NASDAQ)	497	9,721
ASML Holding NV (NY Shares) (a)	6,069	146,142
Asyst Technologies, Inc. (a)	2,729	9,606
Atheros Communications, Inc. (a)	2,760	67,123
Atmel Corp. (a)	23,457	76,235
ATMI, Inc. (a)	1,684	46,041
AuthenTec, Inc.	1,524	15,469
Axcelis Technologies, Inc. (a)	5,873	33,770
AXT, Inc. (a)	2,274	12,552
Broadcom Corp. Class A (a)	21,847	413,127
Brooks Automation, Inc. (a)	3,569	35,976
Cabot Microelectronics Corp. (a)	1,158	38,781
California Micro Devices Corp. (a)	960	3,072
Camtek Ltd. (a)	1,772	2,499
Cascade Microtech, Inc. (a)	599	4,594
Cavium Networks, Inc.	2,057	29,251
Centillium Communications, Inc. (a)	1,559	1,107
Ceva, Inc. (a)	2,068	17,640
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	2,935	9,979
Cirrus Logic, Inc. (a)	4,675	24,030
Cohu, Inc.	994	15,546
Conexant Systems, Inc. (a)	23,848	12,639
Credence Systems Corp. (a)	4,370	6,205
Cree, Inc. (a)(d)	3,973	122,766
Cymer, Inc. (a)	1,569	44,450
Diodes, Inc. (a)	1,950	44,012
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
DSP Group, Inc. (a)	1,376	$ 15,962
Eagle Test Systems, Inc. (a)	920	9,632
EMCORE Corp. (a)	2,047	22,619
Entegris, Inc. (a)	6,386	45,021
Entropic Communications, Inc.	2,900	17,168
Exar Corp. (a)	2,318	18,219
FEI Co. (a)	1,853	37,783
FormFactor, Inc. (a)	2,305	41,329
FSI International, Inc. (a)	988	1,610
Hi/fn, Inc. (a)	451	2,476
Himax Technologies, Inc. sponsored ADR	4,400	23,672
Hittite Microwave Corp. (a)	1,455	48,175
Ikanos Communications, Inc. (a)	2,406	10,971
Integrated Device Technology, Inc. (a)	9,215	77,314
Integrated Silicon Solution, Inc. (a)	1,031	6,155
Intel Corp.	275,774	5,501,691
Intersil Corp. Class A	6,228	144,926
IXYS Corp. (a)	2,421	17,068
KLA-Tencor Corp.	8,447	354,858
Kopin Corp. (a)	2,638	7,175
Kulicke & Soffa Industries, Inc. (a)	2,259	11,634
Lam Research Corp. (a)	5,747	231,259
Lanoptics Ltd. (a)	1,259	15,095
Lattice Semiconductor Corp. (a)	6,891	17,779
Leadis Technology, Inc. (a)	715	1,416
Linear Technology Corp.	10,680	295,943
LTX Corp. (a)	3,886	12,630
Marvell Technology Group Ltd. (a)	28,137	318,229
Mattson Technology, Inc. (a)	3,129	18,586
MEMSIC, Inc.	1,025	7,575
Micrel, Inc.	4,145	30,466
Microchip Technology, Inc.	8,954	275,604
Microsemi Corp. (a)	3,500	76,125
Microtune, Inc. (a)	3,311	16,687
Mindspeed Technologies, Inc. (a)	2,431	1,410
MIPS Technologies, Inc. (a)	1,934	7,175
MKS Instruments, Inc. (a)	2,538	50,988
Monolithic Power Systems, Inc. (a)	1,663	27,672
MoSys, Inc. (a)	1,045	4,912
Nanometrics, Inc. (a)	749	4,771
Netlogic Microsystems, Inc. (a)	1,014	23,930
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	5,390	$ 119,011
NVE Corp. (a)	234	5,967
NVIDIA Corp. (a)	25,854	553,017
O2Micro International Ltd. sponsored ADR (a)	1,627	13,976
Omnivision Technologies, Inc. (a)	2,420	38,381
ON Semiconductor Corp. (a)	13,379	80,274
PDF Solutions, Inc. (a)	1,837	10,471
Pericom Semiconductor Corp. (a)	1,064	14,183
Photronics, Inc. (a)	1,773	17,854
Pixelworks, Inc. (a)	1,850	1,406
PLX Technology, Inc. (a)	1,370	8,850
PMC-Sierra, Inc. (a)	9,796	46,923
Power Integrations, Inc. (a)	1,523	40,055
Rambus, Inc. (a)	5,068	91,376
Ramtron International Corp. (a)	3,073	12,046
RF Micro Devices, Inc. (a)	13,035	41,060
Rubicon Technology, Inc.	1,000	29,410
Rudolph Technologies, Inc. (a)	1,643	14,311
Saifun Semiconductors Ltd. (a)	1,306	10,069
Semitool, Inc. (a)	2,121	16,671
Semtech Corp. (a)	3,253	41,443
Sigma Designs, Inc. (a)	1,477	43,498
SigmaTel, Inc. (a)	1,152	3,352
Silicon Image, Inc. (a)	4,219	19,323
Silicon Laboratories, Inc. (a)	2,711	83,905
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	22,409
Silicon Storage Technology, Inc. (a)	6,222	17,608
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,127	41,939
SiRF Technology Holdings, Inc. (a)	2,719	17,592
Skyworks Solutions, Inc. (a)	7,606	62,826
Spansion, Inc. Class A (a)	6,510	17,903
Spreadtrum Communications, Inc. ADR	755	5,693
SRS Labs, Inc. (a)	273	1,201
Standard Microsystems Corp. (a)	1,064	30,164
Supertex, Inc. (a)	648	13,414
Techwell, Inc. (a)	1,387	13,842
Tessera Technologies, Inc. (a)	2,160	50,890
Tower Semicondutor Ltd. (a)	1,870	1,926
Transwitch Corp. (a)	3,005	1,953
Trident Microsystems, Inc. (a)	2,298	11,467
TriQuint Semiconductor, Inc. (a)	8,426	39,771
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	1,092	$ 10,483
Ultratech, Inc. (a)	1,710	16,467
Varian Semiconductor Equipment Associates, Inc. (a)	3,474	117,352
Veeco Instruments, Inc. (a)	1,395	21,623
Verigy Ltd. (a)	2,578	51,818
Vimicro International Corp. sponsored ADR (a)	1,066	3,465
Virage Logic Corp. (a)	772	4,956
Volterra Semiconductor Corp. (a)	1,693	14,644
White Electronic Designs Corp. (a)	952	3,989
Xilinx, Inc.	13,614	304,409
Zilog, Inc. (a)	2,792	9,325
Zoran Corp. (a)	2,292	31,469
		13,221,555
Software - 14.7%
ACI Worldwide, Inc.	1,709	30,181
Activision, Inc. (a)	13,707	373,516
Actuate Corp. (a)	4,398	21,110
Adobe Systems, Inc. (a)	26,963	907,305
Advent Software, Inc. (a)	1,360	61,118
Aladdin Knowledge Systems Ltd. (a)	753	15,979
Allot Communications Ltd. (a)	1,427	3,996
American Software, Inc. Class A	951	8,084
Ansoft Corp. (a)	1,324	32,200
Ansys, Inc. (a)	3,677	137,409
Authentidate Holding Corp. (a)	825	586
Autodesk, Inc. (a)	10,726	333,471
BEA Systems, Inc. (a)	18,802	358,554
Blackbaud, Inc.	2,172	56,776
Blackboard, Inc. (a)	1,479	42,551
BladeLogic, Inc.	1,349	25,766
BluePhoenix Solutions Ltd. (a)	1,138	11,346
Borland Software Corp. (a)	5,134	10,011
Bottomline Technologies, Inc. (a)	1,331	17,090
Cadence Design Systems, Inc. (a)	12,919	137,200
Callidus Software, Inc. (a)	2,708	13,296
CAM Commerce Solutions, Inc.	268	10,098
Captaris, Inc. (a)	2,149	7,457
Catapult Communications Corp. (a)	635	3,962
CDC Corp. Class A (a)	5,802	22,106
Check Point Software Technologies Ltd. (a)	10,245	224,570
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	8,946	$ 294,592
ClickSoftware Technologies Ltd. (a)	691	2,045
CommVault Systems, Inc. (a)	2,256	31,584
Compuware Corp. (a)	13,648	108,638
Concur Technologies, Inc. (a)	1,912	55,907
Convera Corp. Class A (a)(d)	4,146	7,877
Corel Corp. (a)	975	9,448
Dassault Systemes SA sponsored ADR	63	3,424
Deltek, Inc.	1,900	24,415
DemandTec, Inc.	1,327	13,469
Descartes Systems Group, Inc. (a)	893	3,231
Digimarc Corp. (a)	710	6,369
Double-Take Software, Inc. (a)	967	10,047
ebix.com, Inc. (a)	161	12,236
ECtel Ltd. (a)	243	617
Electronic Arts, Inc. (a)	14,670	693,744
Epicor Software Corp. (a)	3,021	33,442
EPIQ Systems, Inc. (a)	1,461	19,870
eSpeed, Inc. Class A (a)	2,546	29,559
Evolving Systems, Inc. (a)	203	473
FalconStor Software, Inc. (a)	2,755	22,922
Fundtech Ltd. (a)	1,244	15,562
Glu Mobile, Inc.	403	1,902
Gravity Co. Ltd. sponsored ADR (a)	917	1,531
Guidance Software, Inc. (a)	905	9,756
i2 Technologies, Inc. (a)	1,200	15,600
Informatica Corp. (a)	4,425	77,261
Interactive Intelligence, Inc. (a)	995	14,189
Intervoice, Inc. (a)	1,422	10,054
Intuit, Inc. (a)	15,668	416,142
Jack Henry & Associates, Inc.	4,221	99,320
JDA Software Group, Inc. (a)	1,443	24,632
KongZhong Corp. sponsored ADR (a)	751	4,761
Lawson Software, Inc. (a)	9,037	70,489
Logility, Inc. (a)	978	10,680
Macrovision Corp. (a)	2,359	36,069
Magic Software Enterprises Ltd. (a)	1,246	2,181
Magma Design Automation, Inc. (a)	1,786	17,539
Majesco Entertainment Co. (a)	700	840
Manhattan Associates, Inc. (a)	1,474	32,516
Mentor Graphics Corp. (a)	4,138	37,656
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	3,864	$ 123,803
Microsoft Corp.	441,448	12,016,182
MicroStrategy, Inc. Class A (a)	430	28,604
Moldflow Corp. (a)	295	4,915
Monotype Imaging Holdings, Inc.	1,789	24,384
MSC.Software Corp. (a)	2,247	28,469
Napster, Inc. (a)	1,962	3,610
NDS Group PLC sponsored ADR (a)	792	40,139
Net 1 UEPS Technologies, Inc. (a)	2,600	75,660
NetScout Systems, Inc. (a)	2,649	24,609
Novell, Inc. (a)	16,033	119,446
Nuance Communications, Inc. (a)	9,220	151,669
OpenTV Corp. Class A (a)	3,140	4,208
Opnet Technologies, Inc. (a)	1,106	8,804
Oracle Corp. (a)	241,589	4,541,873
Parametric Technology Corp. (a)	5,741	87,895
Pegasystems, Inc.	1,561	14,673
Perfect World Co. Ltd. sponsored ADR Class B	757	20,462
Pervasive Software, Inc. (a)	1,282	4,910
Phoenix Technologies Ltd. (a)	1,781	29,404
Plato Learning, Inc. (a)	886	3,367
Progress Software Corp. (a)	2,033	58,022
QAD, Inc.	2,253	19,691
Quality Systems, Inc.	1,446	47,111
Quest Software, Inc. (a)	4,776	67,962
Radiant Systems, Inc. (a)	1,704	24,333
Renaissance Learning, Inc.	1,229	16,174
Retalix Ltd. (a)	909	15,062
Salary.com, Inc.	857	6,248
Secure Computing Corp. (a)	3,492	28,355
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,571	51,969
Smith Micro Software, Inc. (a)	1,606	8,223
Sonic Foundry, Inc. (a)	4,781	3,586
Sonic Solutions, Inc. (a)	1,220	11,017
Sourcefire, Inc.	1,189	7,134
SourceForge, Inc. (a)	4,499	7,738
SPSS, Inc. (a)	1,117	42,480
SuccessFactors, Inc.	2,300	19,136
SumTotal Systems, Inc. (a)	2,233	10,138
Symantec Corp. (a)	41,058	691,417
Synchronoss Technologies, Inc. (a)	1,589	25,551
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	7,026	$ 163,073
Synplicity, Inc. (a)	1,694	9,402
Take-Two Interactive Software, Inc. (a)(d)	3,652	96,778
Taleo Corp. Class A (a)	1,343	25,598
TeleCommunication Systems, Inc. Class A (a)	1,617	5,013
The9 Ltd. sponsored ADR (a)	956	20,573
THQ, Inc. (a)	3,036	56,804
TIBCO Software, Inc. (a)	9,729	68,589
Ultimate Software Group, Inc. (a)	1,395	38,028
Unica Corp. (a)	960	7,229
Vasco Data Security International, Inc. (a)	1,959	21,667
Veraz Networks, Inc.	1,800	4,824
Versant Corp. (a)	349	10,083
Wave Systems Corp. Class A (a)	3,430	4,425
Wind River Systems, Inc. (a)	4,522	32,694
		24,231,540
TOTAL INFORMATION TECHNOLOGY		79,625,618
MATERIALS - 1.4%
Chemicals - 0.5%
A. Schulman, Inc.	1,603	32,765
ADA-ES, Inc. (a)	172	1,840
Altair Nanotechnologies, Inc. (a)(d)	2,936	8,749
American Pacific Corp. (a)	617	9,940
Balchem Corp.	788	15,792
Fuwei Films Holdings Co. Ltd. (a)	926	4,111
GenTek, Inc. (a)	691	19,003
Hawkins, Inc.	1,094	16,147
ICO, Inc. (a)	1,832	14,271
Innophos Holdings, Inc.	804	10,629
Innospec, Inc.	1,134	21,251
KMG Chemicals, Inc.	572	9,301
Landec Corp. (a)	1,498	14,051
Methanex Corp.	4,329	125,156
Nanophase Technologies Corp. (a)	626	1,997
Penford Corp.	697	15,257
ShengdaTech, Inc. (a)(d)	2,933	31,031
Sigma Aldrich Corp.	6,127	337,108
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Symyx Technologies, Inc. (a)	1,829	$ 11,980
Zoltek Companies, Inc. (a)	1,700	38,896
		739,275
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	5,015
United States Lime & Minerals, Inc. (a)	327	9,794
		14,809
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	9,269
Caraustar Industries, Inc. (a)	1,168	2,570
Silgan Holdings, Inc.	1,693	79,131
Smurfit-Stone Container Corp. (a)	12,161	96,680
		187,650
Metals & Mining - 0.8%
Anglo American PLC ADR	6,000	190,320
Century Aluminum Co. (a)	1,834	121,282
China Natural Resources, Inc. (a)	507	13,334
China Precision Steel, Inc. (a)(d)	3,260	14,442
DRDGOLD Ltd. sponsored ADR (a)	2,357	29,863
Esmark, Inc. (a)	1,808	20,973
Haynes International, Inc. (a)	550	31,246
Horsehead Holding Corp.	1,615	25,356
Kaiser Aluminum Corp.	1,011	74,157
Lihir Gold Ltd. sponsored ADR	912	35,231
NN, Inc.	1,342	13,071
Olympic Steel, Inc.	572	23,624
Pan American Silver Corp. (a)	3,430	137,200
Randgold Resources Ltd. sponsored ADR	2,886	149,033
Royal Gold, Inc.	1,288	40,585
Schnitzer Steel Industries, Inc. Class A	977	63,964
Silver Standard Resources, Inc. (a)	2,954	109,652
Steel Dynamics, Inc.	4,445	258,966
Universal Stainless & Alloy Products, Inc. (a)	308	9,360
US Energy Corp.	949	3,730
		1,365,389
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,806	$ 20,372
Pope Resources, Inc. LP	213	8,019
		28,391
TOTAL MATERIALS		2,335,514
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd.	840	10,122
Alaska Communication Systems Group, Inc.	2,238	25,357
Arbinet-thexchange, Inc. (a)	800	4,000
Atlantic Tele-Network, Inc.	773	23,770
Cbeyond, Inc. (a)	1,221	20,012
Cogent Communications Group, Inc. (a)	2,278	44,375
Consolidated Communications Holdings, Inc.	1,553	22,379
D&E Communications, Inc.	1,468	15,987
General Communications, Inc. Class A (a)	2,951	17,086
Gilat Satellite Networks Ltd. (a)	1,826	19,593
Global Crossing Ltd. (a)(d)	2,783	53,740
Globalstar, Inc. (a)(d)	2,787	21,544
HickoryTech Corp.	972	8,904
Level 3 Communications, Inc. (a)	72,014	160,591
NTELOS Holdings Corp.	2,024	43,172
PAETEC Holding Corp. (a)	6,776	52,311
Shenandoah Telecommunications Co.	1,482	22,067
SureWest Communications	663	8,334
Telefonos de Mexico SA de CV Series A sponsored ADR (d)	257	8,594
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	6,727	107,228
Warwick Valley Telephone Co.	420	4,691
		693,857
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	375	23,471
Centennial Communications Corp. Class A (a)	5,196	27,383
Clearwire Corp. (d)	6,316	88,487
FiberTower Corp. (a)	6,611	9,917
ICO Global Communications Holdings Ltd. Class A (a)	6,456	15,624
IPCS, Inc.	733	13,905
Kratos Defense & Security Solutions, Inc. (a)	2,684	4,885
Leap Wireless International, Inc. (a)	3,036	129,819
Linktone Ltd. sponsored ADR (a)	739	2,557
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA (a)	5,095	$ 562,998
NII Holdings, Inc. (a)	8,263	328,289
Partner Communications Co. Ltd. ADR	817	17,288
Rural Cellular Corp. Class A (a)	828	36,457
SBA Communications Corp. Class A (a)	4,990	154,940
Terrestar Corp. (a)	3,900	21,021
USA Mobility, Inc.	1,571	16,496
		1,453,537
TOTAL TELECOMMUNICATION SERVICES		2,147,394
UTILITIES - 0.2%
Electric Utilities - 0.1%
Enernoc, Inc.	958	14,159
MGE Energy, Inc.	882	27,836
Otter Tail Corp.	1,544	50,103
		92,098
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	8,779
EnergySouth, Inc.	465	23,603
		32,382
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc.	245	3,048
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,739	44,849
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,175
Cadiz, Inc. (a)(d)	828	12,354
Connecticut Water Service, Inc.	559	13,444
Consolidated Water Co., Inc.	699	14,903
Middlesex Water Co.	728	13,723
Pure Cycle Corp. (a)	764	5,058
Southwest Water Co.	1,718	18,846
York Water Co.	618	9,517
		96,020
TOTAL UTILITIES		268,397
TOTAL COMMON STOCKS (Cost $149,759,101)		158,617,978
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 3.21% to 3.22% 3/27/08 (Cost $698,394)	$ 700,000	$ 699,048
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	4,696,370	4,696,370
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	4,195,361	4,195,361
TOTAL MONEY MARKET FUNDS (Cost $8,891,731)		8,891,731
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $159,349,226)		168,208,757
NET OTHER ASSETS - (2.1)%		(3,452,592)
NET ASSETS - 100%		$ 164,756,165
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
174 NASDAQ 100 E-Mini Index Contracts	March 2008	$ 6,083,910	$ (519,603)
The face value of futures purchased as a percentage of net assets - 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,091
Fidelity Securities Lending Cash Central Fund	40,567
Total	$ 100,658
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2
Investments in Securities	$ 168,208,757	$ 167,487,674	$ 721,083
Other Financial Instruments*	$ (519,603)	$ (519,603)	$ -
*Other financial instruments include futures.
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $159,735,158. Net unrealized appreciation aggregated $8,473,600, of which $33,924,879 related to appreciated investment securities and $25,451,279 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

February 29, 2008

1.814342.103

ETF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	812	$ 15,225
Amerigon, Inc. (a)	676	12,276
Amerityre Corp. (a)	787	1,645
Ballard Power Systems, Inc. (a)(d)	2,953	13,377
China Automotive Systems, Inc. (a)	577	3,474
Dorman Products, Inc. (a)	744	7,812
Exide Technologies (a)	1,772	18,110
Fuel Systems Solutions, Inc. (a)	607	6,276
Gentex Corp.	3,719	59,950
Hayes Lemmerz International, Inc. (a)	1,987	6,319
Noble International Ltd.	291	3,175
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,074	752
Shiloh Industries, Inc.	480	4,474
Spartan Motors, Inc.	929	7,553
Strattec Security Corp.	144	5,380
Wonder Auto Technology, Inc. (a)	690	6,362
		172,160
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR (d)	1,117	20,106
Distributors - 0.1%
Audiovox Corp. Class A (a)	663	5,967
Core-Mark Holding Co., Inc. (a)	196	5,208
DXP Enterprises, Inc. (a)	103	3,850
LKQ Corp. (a)	3,117	66,205
Source Interlink Companies, Inc. (a)	939	1,587
		82,817
Diversified Consumer Services - 0.6%
American Public Education, Inc.	327	10,899
Apollo Group, Inc. Class A (non-vtg.) (a)	3,910	239,996
Bright Horizons Family Solutions, Inc. (a)	650	29,237
Capella Education Co. (a)	354	18,659
Career Education Corp. (a)	2,191	32,536
Coinstar, Inc. (a)	659	19,216
Corinthian Colleges, Inc. (a)	2,005	15,940
INVESTools, Inc. (a)	1,510	17,471
Lincoln Educational Services Corp. (a)	508	6,096
Matthews International Corp. Class A	794	35,619
Princeton Review, Inc. (a)	1,243	10,317
Steiner Leisure Ltd. (a)	504	16,541
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Stewart Enterprises, Inc. Class A	3,142	$ 18,758
Strayer Education, Inc.	375	58,388
		529,673
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	616	4,651
Ambassadors Group, Inc.	588	10,549
Ambassadors International, Inc.	317	3,531
Ameristar Casinos, Inc.	1,376	26,681
Benihana, Inc. (a)	76	842
Benihana, Inc. Class A (sub. vtg.)	155	1,660
BJ's Restaurants, Inc. (a)	722	9,790
Bob Evans Farms, Inc.	803	23,247
Buffalo Wild Wings, Inc. (a)	524	12,141
California Pizza Kitchen, Inc. (a)	949	13,229
Caribou Coffee Co., Inc. (a)	371	965
Carrols Restaurant Group, Inc. (a)	418	3,457
CBRL Group, Inc.	597	21,743
Century Casinos, Inc. (a)	632	3,065
Churchill Downs, Inc.	414	18,849
Cosi, Inc. (a)	1,386	3,770
Ctrip.com International Ltd. sponsored ADR	1,588	96,265
Denny's Corp. (a)	2,086	6,508
Einstein Noah Restaurant Group, Inc. (a)	486	7,489
Empire Resorts, Inc. (a)	1,080	2,074
FortuNet, Inc. (a)(d)	319	2,192
Gaming Partners International Corp. (a)	240	1,841
Great Wolf Resorts, Inc. (a)	1,007	6,918
Home Inns & Hotels Management, Inc. ADR (a)	513	13,943
International Speedway Corp. Class A	1,081	43,067
Isle of Capri Casinos, Inc. (a)	803	7,267
Jamba, Inc. (a)(d)	1,594	3,985
Magna Entertainment Corp. Class A (sub. vtg.) (a)	1,986	1,569
McCormick & Schmick's Seafood Restaurants (a)	479	5,192
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	1,601	19,340
Monarch Casino & Resort, Inc. (a)	587	9,756
Morgans Hotel Group Co. (a)	792	12,149
MTR Gaming Group, Inc. (a)	955	5,386
Multimedia Games, Inc. (a)	658	4,606
O'Charleys, Inc.	614	6,932
P.F. Chang's China Bistro, Inc. (a)	713	20,342
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	794	$ 29,672
Papa John's International, Inc. (a)	625	16,344
Peet's Coffee & Tea, Inc. (a)	387	9,060
Penn National Gaming, Inc. (a)	2,172	99,543
Premier Exhibitions, Inc. (a)	917	4,383
Progressive Gaming International Corp. (a)	779	2,002
Red Robin Gourmet Burgers, Inc. (a)	477	15,898
Rick's Cabaret International, Inc. (a)	336	7,385
Ruth's Chris Steak House, Inc. (a)	384	2,684
Scientific Games Corp. Class A (a)	2,172	44,895
Shuffle Master, Inc. (a)	872	7,185
Sonic Corp. (a)	1,610	34,341
Starbucks Corp. (a)	17,085	307,017
Texas Roadhouse, Inc. Class A (a)	2,273	21,139
The Cheesecake Factory, Inc. (a)(d)	1,831	38,286
Town Sports International Holdings, Inc. (a)	685	5,521
Trump Entertainment Resorts, Inc. (a)	1,007	4,048
Wynn Resorts Ltd.	2,702	272,091
Youbet.com, Inc. (a)	1,321	1,176
		1,357,661
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	165	7,108
Bassett Furniture Industries, Inc.	507	5,952
California Coastal Communities, Inc. (a)	446	2,279
Cavco Industries, Inc. (a)	141	4,645
Comstock Homebuilding Companies, Inc. Class A (a)	209	161
Craftmade International, Inc.	266	2,535
Directed Electronics, Inc. (a)	347	763
Dixie Group, Inc. (a)	310	2,731
Dominion Homes, Inc. (a)	317	193
Flexsteel Industries, Inc.	534	7,038
Garmin Ltd.	5,012	294,255
Helen of Troy Ltd. (a)	645	10,185
Hooker Furniture Corp.	471	9,651
iRobot Corp. (a)	552	10,113
Lifetime Brands, Inc.	323	3,337
Makita Corp. sponsored ADR	178	6,319
Palm Harbor Homes, Inc. (a)	669	3,372
Stanley Furniture Co., Inc.	543	7,146
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Syntax-Brillian Corp. (a)(d)	1,630	$ 1,158
Universal Electronics, Inc. (a)	411	9,330
		388,271
Internet & Catalog Retail - 1.7%
1-800-FLOWERS.com, Inc. Class A (a)	1,077	8,659
Amazon.com, Inc. (a)	9,786	630,903
Audible, Inc. (a)	1,028	11,771
Blue Nile, Inc. (a)	409	18,061
dELiA*s, Inc. (a)	749	1,491
Drugstore.com, Inc. (a)	1,961	5,491
Expedia, Inc. (a)	5,997	137,511
Gaiam, Inc. Class A (a)	503	10,704
GSI Commerce, Inc. (a)	1,116	16,149
IAC/InterActiveCorp (a)	6,133	122,047
Liberty Media Corp. - Interactive Series A (a)	14,448	207,473
Netflix, Inc. (a)(d)	1,544	48,760
NutriSystem, Inc. (a)(d)	821	11,749
Overstock.com, Inc. (a)	580	5,945
PC Mall, Inc. (a)	338	2,707
PetMed Express, Inc. (a)	743	8,507
Priceline.com, Inc. (a)	920	104,898
Shutterfly, Inc. (a)	508	7,767
Stamps.com, Inc. (a)	409	3,620
US Auto Parts Network, Inc.	735	3,609
ValueVision Media, Inc. Class A (a)	975	5,129
		1,372,951
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	474	3,583
JAKKS Pacific, Inc. (a)	749	20,935
Pool Corp. (d)	797	15,183
RC2 Corp. (a)	529	9,813
Smith & Wesson Holding Corp. (a)	920	4,710
		54,224
Media - 5.2%
ACME Communications, Inc.	1,094	3,216
Alloy, Inc. (a)	363	2,791
Beasley Broadcast Group, Inc. Class A	571	3,169
Carmike Cinemas, Inc.	366	2,646
Central European Media Enterprises Ltd. Class A (a)	815	74,915
Charter Communications, Inc. Class A (a)	11,445	11,010
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CKX, Inc. (a)	2,255	$ 20,115
Comcast Corp.:
Class A	49,050	958,437
Class A (special) (non-vtg.)	22,328	432,047
Crown Media Holdings, Inc. Class A (a)(d)	2,226	12,332
CTC Media, Inc. (a)	3,479	102,143
Cumulus Media, Inc. Class A (a)	1,222	6,721
DG FastChannel, Inc. (a)	392	7,914
Discovery Holding Co. Class A (a)	6,939	156,613
DISH Network Corp. Class A (a)	4,882	144,751
EMAK Worldwide, Inc. (a)	612	612
Emmis Communications Corp. Class A (a)	706	2,090
Entertainment Distribution Co., Inc. (a)	1,932	1,140
Fisher Communications, Inc. (a)	225	7,047
Focus Media Holding Ltd. ADR (a)	2,604	131,163
Gemstar-TV Guide International, Inc. (a)	10,641	50,438
Global Sources Ltd.	1,126	13,737
Harris Interactive, Inc. (a)	1,648	4,466
IMAX Corp. (a)	958	6,093
Knology, Inc. (a)	1,189	14,530
Lakes Entertainment, Inc. (a)	760	4,469
Lamar Advertising Co. Class A	1,859	70,846
Liberty Global, Inc.:
Class A (a)	4,436	166,794
Class B (a)(d)	125	4,725
Class C (a)	4,060	142,384
Liberty Media Corp. - Capital Series A (a)	2,959	343,569
LodgeNet Entertainment Corp. (a)	695	6,470
MDC Partners, Inc. Class A (sub. vtg.) (a)	980	7,909
Mediacom Communications Corp. Class A (a)	2,514	10,986
Morningstar, Inc. (a)	1,036	67,537
National CineMedia, Inc.	860	18,533
Navarre Corp. (a)	873	1,440
New Frontier Media, Inc.	882	4,454
Outdoor Channel Holdings, Inc. (a)	559	4,109
Private Media Group, Inc. (a)(d)	1,415	2,533
Radio One, Inc.:
Class A (a)	563	715
Class D (non-vtg.) (a)	1,907	2,403
RCN Corp.	734	8,147
Regent Communication, Inc. (a)	1,576	1,434
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Rentrak Corp. (a)	303	$ 3,363
Reuters Group PLC sponsored ADR	381	26,994
RRSat Global Communications Network Ltd. (a)	554	10,720
Salem Communications Corp. Class A	478	1,577
Scholastic Corp. (a)	884	30,825
Sinclair Broadcast Group, Inc. Class A	1,226	11,316
Sirius Satellite Radio, Inc. (a)(d)	34,716	98,593
Spanish Broadcasting System, Inc. Class A (a)	1,074	1,611
The DIRECTV Group, Inc. (a)	27,257	682,788
TiVo, Inc. (a)	2,473	21,466
Value Line, Inc.	252	10,695
Virgin Media, Inc.	7,704	115,560
WorldSpace, Inc. Class A (a)(d)	1,584	1,774
WPP Group plc sponsored ADR	417	24,841
WPT Enterprises, Inc. (a)	453	725
Xinhua Finance Media Ltd. sponsored ADR	557	2,261
XM Satellite Radio Holdings, Inc. Class A (a)	7,165	84,547
Young Broadcasting, Inc. Class A (a)	524	414
		4,169,663
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (a)	2,269	60,877
Fred's, Inc. Class A	1,115	9,790
Sears Holdings Corp. (a)(d)	3,265	312,199
The Bon-Ton Stores, Inc.	312	1,785
Tuesday Morning Corp.	998	5,379
		390,030
Specialty Retail - 1.6%
A.C. Moore Arts & Crafts, Inc. (a)	517	4,431
America's Car Mart, Inc. (a)	579	6,311
bebe Stores, Inc.	2,065	25,214
Bed Bath & Beyond, Inc. (a)	6,202	175,765
Big 5 Sporting Goods Corp.	641	5,929
Books-A-Million, Inc.	453	3,755
Cache, Inc. (a)	415	4,133
Casual Male Retail Group, Inc. (a)	811	3,130
Charlotte Russe Holding, Inc. (a)	668	13,006
Charming Shoppes, Inc. (a)	3,091	17,031
Citi Trends, Inc. (a)	369	5,354
Coldwater Creek, Inc. (a)	2,049	11,331
Conn's, Inc. (a)(d)	663	8,453
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cost Plus, Inc. (a)	508	$ 1,778
Dress Barn, Inc. (a)	1,583	20,864
Finish Line, Inc. Class A	1,133	3,206
Golfsmith International Holdings, Inc. (a)	345	1,035
Gymboree Corp. (a)	704	27,871
Hibbett Sports, Inc. (a)	938	14,820
Hot Topic, Inc. (a)	1,142	5,242
Jos. A. Bank Clothiers, Inc. (a)	381	8,679
Kirkland's, Inc. (a)	557	479
Monro Muffler Brake, Inc.	687	11,507
Mothers Work, Inc. (a)	76	1,525
NexCen Brands, Inc. (a)	1,693	6,670
O'Reilly Automotive, Inc. (a)	2,876	77,537
Pacific Sunwear of California, Inc. (a)	1,679	18,738
PetSmart, Inc.	2,738	58,949
Pomeroy IT Solutions, Inc. (a)	572	3,758
Rent-A-Center, Inc. (a)	1,822	31,247
Restoration Hardware, Inc. (a)	1,226	5,309
Ross Stores, Inc.	3,042	84,720
Select Comfort Corp. (a)	1,230	5,264
Shoe Carnival, Inc. (a)	503	6,816
Staples, Inc.	16,676	371,041
Stein Mart, Inc.	1,060	6,265
The Children's Place Retail Stores, Inc. (a)	726	15,507
Tractor Supply Co. (a)	765	28,642
Trans World Entertainment Corp. (a)	284	1,133
Ulta Salon, Cosmetics & Fragrance, Inc.	1,305	18,283
Urban Outfitters, Inc. (a)	3,927	113,019
West Marine, Inc. (a)	541	4,366
Wet Seal, Inc. Class A (a)	1,405	4,018
Wilsons Leather Experts, Inc. (a)	966	647
Winmark Corp. (a)	415	8,296
Zumiez, Inc. (a)	716	12,587
		1,263,661
Textiles, Apparel & Luxury Goods - 0.5%
Blue Holdings, Inc. (a)	1,003	762
Charles & Colvard Ltd. (d)	449	575
Cherokee, Inc.	392	13,269
Columbia Sportswear Co.	713	29,468
Crocs, Inc. (a)(d)	1,942	47,229
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Deckers Outdoor Corp. (a)	326	$ 36,069
Fossil, Inc. (a)	1,503	48,367
Fuqi International, Inc. (a)	1,014	7,818
G-III Apparel Group Ltd. (a)	294	3,848
Heelys, Inc. (a)(d)	570	2,787
Iconix Brand Group, Inc. (a)	1,512	31,419
K-Swiss, Inc. Class A	632	9,170
LJ International, Inc. (a)	583	1,842
Lululemon Athletica, Inc. (d)	1,610	43,309
Perry Ellis International, Inc. (a)	444	8,698
Steven Madden Ltd. (a)	596	10,037
Tandy Brands Accessories, Inc.	596	3,624
True Religion Apparel, Inc. (a)	570	11,645
Volcom, Inc. (a)	507	10,023
Wacoal Holdings Corp. sponsored ADR	59	4,388
Warnaco Group, Inc. (a)	1,090	40,940
Weyco Group, Inc.	536	14,488
		379,775
TOTAL CONSUMER DISCRETIONARY		10,180,992
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	975	56,726
Coca-Cola Bottling Co. Consolidated	189	10,336
Hansen Natural Corp. (a)	2,161	89,682
Jones Soda Co. (a)	908	4,840
MGP Ingredients, Inc.	374	2,401
National Beverage Corp.	876	6,412
		170,397
Food & Staples Retailing - 1.2%
Andersons, Inc.	426	19,707
Arden Group, Inc. Class A	53	7,050
Casey's General Stores, Inc.	1,126	28,206
Costco Wholesale Corp.	10,306	638,148
Ingles Markets, Inc. Class A	344	8,259
Nash-Finch Co.	390	13,677
Performance Food Group Co. (a)	929	30,193
Pricesmart, Inc.	731	17,734
Spartan Stores, Inc.	518	10,919
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp. (a)	379	$ 9,179
The Pantry, Inc. (a)	525	12,632
United Natural Foods, Inc. (a)	1,045	17,681
Whole Foods Market, Inc.	3,242	113,956
Winn-Dixie Stores, Inc. (a)	1,287	21,042
		948,383
Food Products - 0.3%
AgFeed Industries, Inc. (a)	887	9,056
Alico, Inc.	151	6,168
Bridgford Foods Corp. (a)	1,142	7,035
Cal-Maine Foods, Inc.	667	23,012
Calavo Growers, Inc.	455	8,722
Cresud S.A.C.I.F. y A. sponsored:
ADR	668	11,850
rights 3/13/08 (a)	1,137	466
Diamond Foods, Inc.	265	4,346
Farmer Brothers Co.	450	10,049
Green Mountain Coffee Roasters, Inc. (a)	570	17,391
Hain Celestial Group, Inc. (a)	875	23,625
Imperial Sugar Co.	305	5,856
J&J Snack Foods Corp.	520	12,818
Lancaster Colony Corp.	681	25,286
Lance, Inc.	901	15,092
Lifeway Foods, Inc. (a)	81	846
Origin Agritech Ltd. (a)	411	2,852
Sanderson Farms, Inc.	580	20,219
Smart Balance, Inc. (a)	1,012	8,309
SunOpta, Inc. (a)	970	5,888
Synutra International, Inc. (a)(d)	1,324	35,576
		254,462
Household Products - 0.0%
Central Garden & Pet Co.	791	3,900
Central Garden & Pet Co. Class A (non-vtg.) (a)	789	3,472
WD-40 Co.	405	12,587
		19,959
Personal Products - 0.2%
Bare Escentuals, Inc. (a)	1,992	54,541
Chattem, Inc. (a)	353	27,499
Elizabeth Arden, Inc. (a)	830	15,123
Inter Parfums, Inc.	557	9,046
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Mannatech, Inc. (d)	685	$ 5,329
Nutraceutical International Corp. (a)	738	9,402
Parlux Fragrances, Inc. (a)	673	2,275
Physicians Formula Holdings, Inc. (a)	508	4,003
Reliv International, Inc.	364	2,439
USANA Health Sciences, Inc. (a)(d)	486	15,153
		144,810
Tobacco - 0.0%
Star Scientific, Inc. (a)	1,952	3,631
TOTAL CONSUMER STAPLES		1,541,642
ENERGY - 1.7%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR	760	16,310
Bronco Drilling Co., Inc. (a)	401	6,340
Dawson Geophysical Co. (a)	206	13,569
Exterran Partners LP	352	11,542
Global Industries Ltd. (a)	2,778	51,143
Gulf Island Fabrication, Inc.	296	8,634
Hercules Offshore, Inc. (a)	1,993	50,503
Lufkin Industries, Inc.	367	20,978
Matrix Service Co. (a)	633	12,875
Mitcham Industries, Inc. (a)	424	7,484
Omni Energy Services Corp. (a)	466	1,901
OYO Geospace Corp. (a)	132	6,354
Patterson-UTI Energy, Inc.	3,935	93,378
PHI, Inc. (non-vtg.) (a)	291	8,806
Superior Offshore International, Inc.	593	2,319
Superior Well Services, Inc. (a)	512	13,235
T-3 Energy Services, Inc. (a)	295	14,564
Tesco Corp. (a)	1,010	24,643
Trico Marine Services, Inc. (a)	320	12,646
Union Drilling, Inc. (a)	483	9,670
		386,894
Oil, Gas & Consumable Fuels - 1.2%
Alliance Holdings GP, LP	1,251	28,911
Alliance Resource Partners LP	822	31,170
APCO Argentina, Inc.	632	11,995
Approach Resources, Inc.	444	6,203
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas America, Inc.	534	$ 32,291
ATP Oil & Gas Corp. (a)	767	27,037
BreitBurn Energy Partners LP	1,615	35,578
Brigham Exploration Co. (a)	1,315	10,270
Calumet Specialty Products Partners LP	354	10,680
Capital Product Partners LP	528	10,666
Carrizo Oil & Gas, Inc. (a)	659	38,057
Clayton Williams Energy, Inc. (a)	279	10,560
Clean Energy Fuels Corp.	1,047	15,998
Copano Energy LLC	993	36,195
CREDO Petroleum Corp. (a)	177	1,867
Crosstex Energy LP	747	23,613
Crosstex Energy, Inc.	1,081	38,646
Delta Petroleum Corp. (a)(d)	1,556	37,282
Dorchester Minerals LP	699	14,875
Double Eagle Petroleum Co. (a)	471	7,969
Eagle Rock Energy Partners LP	1,386	20,735
Edge Petroleum Corp. (a)	672	3,226
Energy XXI (Bermuda) Ltd. (a)(d)	2,129	9,176
EV Energy Partners LP	204	5,759
FX Energy, Inc. (a)	1,312	6,153
Geomet, Inc. (a)	901	5,406
GMX Resources, Inc. (a)	390	11,306
Golar LNG Ltd. (NASDAQ)	1,368	26,115
Green Plains Renewable Energy, Inc. (a)	133	1,184
Gulfport Energy Corp. (a)	922	13,314
Hiland Holdings GP LP	512	12,682
Hiland Partners LP	78	3,954
Inergy Holdings LP	489	21,614
Inergy LP	1,209	35,315
Ivanhoe Energy, Inc. (a)	7,803	13,109
James River Coal Co. (a)	554	9,379
Knightsbridge Tankers Ltd. (d)	431	11,051
Legacy Reserves LP	507	10,799
Linn Energy LLC (d)	2,679	61,081
Marine Petroleum Trust	329	11,186
Martin Midstream Partners LP	477	16,156
NGAS Resources, Inc. (a)	776	4,741
Pacific Ethanol, Inc. (a)(d)	868	4,305
Parallel Petroleum Corp. (a)	1,152	21,289
Petroleum Development Corp. (a)	497	34,671
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PrimeEnergy Corp. (a)	94	$ 5,079
Quest Resource Corp. (a)	1,212	8,605
Ram Energy Resources, Inc. (a)	614	2,984
Regency Energy Partners LP	911	27,020
Rex Energy Corp.	749	11,759
Rosetta Resources, Inc. (a)	1,090	22,301
Semgroup Energy Partners LP	320	7,978
StealthGas, Inc.	265	4,182
Syntroleum Corp. (a)	1,612	1,128
Targa Resources Partners LP	765	18,544
TC Pipelines LP	824	28,156
Top Ships, Inc. (a)	904	2,486
Toreador Resources Corp. (a)	497	4,662
TXCO Resources, Inc. (a)	787	10,955
Uranium Resources, Inc. (a)	1,483	14,059
US BioEnergy Corp. (a)	1,763	12,923
Verenium Corp. (a)(d)	1,357	4,057
Warren Resources, Inc. (a)	1,249	16,712
		1,007,159
TOTAL ENERGY		1,394,053
FINANCIALS - 9.3%
Capital Markets - 2.5%
American Capital Strategies Ltd. (d)	4,231	153,543
Calamos Asset Management, Inc. Class A	561	10,317
Capital Southwest Corp.	80	8,805
Charles Schwab Corp.	26,840	526,332
Cowen Group, Inc. (a)	348	2,610
Diamond Hill Investment Group, Inc. (a)	108	8,451
E*TRADE Financial Corp. (a)(d)	10,057	42,943
Epoch Holding Corp.	671	7,522
FBR Capital Markets Corp. (d)	1,744	12,191
FCStone Group, Inc.	597	27,844
FirstCity Financial Corp. (a)	517	4,555
GFI Group, Inc. (a)	680	52,054
Harris & Harris Group, Inc. (a)	738	4,945
International Assets Holding Corp. (a)(d)	415	11,085
Knight Capital Group, Inc. Class A (a)	1,795	28,774
Northern Trust Corp.	5,228	353,570
optionsXpress Holdings, Inc.	1,616	37,427
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Penson Worldwide, Inc. (a)	538	$ 5,498
Prospect Capital Corp.	621	9,346
Sanders Morris Harris Group, Inc.	587	5,242
SEI Investments Co.	4,424	110,644
T. Rowe Price Group, Inc.	6,231	314,852
TD Ameritrade Holding Corp. (a)	14,175	259,403
Thomas Weisel Partners Group, Inc. (a)	690	6,072
TradeStation Group, Inc. (a)	1,083	10,397
U.S. Global Investments, Inc. Class A	479	8,071
		2,022,493
Commercial Banks - 3.6%
1st Source Corp.	672	11,733
Abington Bancorp, Inc.	714	7,161
Alliance Financial Corp.	209	5,309
Amcore Financial, Inc.	468	9,089
American National Bankshares, Inc.	310	6,876
American River Bankshares	294	4,998
AmericanWest Bancorp	474	4,185
Ameris Bancorp	426	6,058
Ames National Corp.	213	4,058
Arrow Financial Corp.	172	3,581
Associated Banc-Corp.	2,818	70,225
BancFirst Corp.	360	15,167
Bancorp Rhode Island, Inc.	224	7,833
Bancorp, Inc., Delaware (a)	369	4,221
BancTrust Financial Group, Inc.	266	2,923
Bank of Florida Corp. (a)	341	3,192
Bank of Granite Corp.	615	7,343
Bank of Marin Bancorp	217	6,510
Bank of the Ozarks, Inc.	432	10,217
Banner Corp.	441	9,552
BNC Bancorp	211	3,125
BOK Financial Corp.	1,625	84,045
Boston Private Financial Holdings, Inc.	884	12,173
Bridge Capital Holdings (a)	318	6,777
Bryn Mawr Bank Corp.	349	6,840
Capital Bank Corp.	624	6,265
Capital City Bank Group, Inc. (d)	331	8,907
Capital Corp. of the West	246	3,383
Cardinal Financial Corp.	765	6,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cascade Bancorp	758	$ 7,701
Cascade Financial Corp.	530	6,710
Cathay General Bancorp	1,170	25,646
Centennial Bank Holdings, Inc., Delaware (a)	1,411	8,367
Center Bancorp, Inc.	654	7,292
Center Financial Corp., California	342	3,328
Centerstate Banks of Florida, Inc.	376	5,038
Century Bancorp, Inc. Class A (non-vtg.)	297	6,089
Chemical Financial Corp.	557	12,377
Citizens & Northern Corp.	192	3,842
Citizens Banking Corp., Michigan	1,733	19,288
City Bank Lynnwood, Washington	459	8,464
City Holding Co.	342	12,736
CNB Financial Corp., Pennsylvania (d)	418	5,685
CoBiz, Inc.	803	9,869
Colony Bankcorp, Inc.	245	3,185
Columbia Bancorp, Oregon	235	3,349
Columbia Banking Systems, Inc.	488	11,268
Commerce Bancshares, Inc.	1,619	67,431
Community Bancorp (a)	312	3,838
Community Trust Bancorp, Inc.	351	9,495
CVB Financial Corp.	1,905	17,507
Eagle Bancorp, Inc., Maryland	408	5,076
East West Bancorp, Inc.	1,768	33,256
Eastern Virgina Bankshares, Inc.	169	2,952
Enterprise Financial Services Corp.	511	10,225
EuroBancshares, Inc. (a)	258	1,685
Fidelity Southern Corp.	426	3,387
Fifth Third Bancorp	12,531	286,960
Financial Institutions, Inc.	399	7,385
First Bancorp, North Carolina	432	7,651
First Charter Corp.	767	18,569
First Citizen Bancshares, Inc.	180	25,594
First Community Bancorp, California	677	19,295
First Community Bancshares, Inc.	316	10,001
First Financial Bancorp, Ohio	1,177	13,641
First Financial Bankshares, Inc.	641	24,275
First Financial Corp., Indiana	324	8,505
First M&F Corp.	324	4,928
First Mariner Bancorp, Inc. (a)	524	3,296
First Merchants Corp.	351	9,481
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Midwest Bancorp, Inc., Delaware	1,081	$ 28,160
First National Lincoln Corp., Maine	383	5,554
First of Long Island Corp.	520	9,740
First Regional Bancorp (a)	300	4,803
First Security Group, Inc.	631	5,723
First South Bancorp, Inc., Virginia (d)	309	6,081
First State Bancorp.	816	9,694
First United Corp.	340	6,596
Firstbank Corp., Michigan	205	2,776
FirstMerit Corp.	2,180	40,919
FNB Corp., North Carolina	240	2,784
Frontier Financial Corp., Washington (d)	967	14,486
Fulton Financial Corp.	3,998	46,497
Gateway Financial Holdings, Inc.	462	5,290
GB&T Bancshares, Inc.	449	3,996
German American Bancorp, Inc.	731	9,203
Glacier Bancorp, Inc.	1,250	21,488
Great Southern Bancorp, Inc.	319	5,726
Greater Community Bancorp	495	7,578
Green Bankshares, Inc.	293	5,338
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,454	10,134
Hancock Holding Co.	776	28,743
Hanmi Financial Corp.	1,304	9,950
Harleysville National Corp., Pennsylvania	525	6,977
Heartland Financial USA, Inc.	432	7,681
Heritage Commerce Corp.	422	6,955
Heritage Financial Corp., Washington	171	3,350
Home Bancshares, Inc.	300	5,994
Horizon Financial Corp.	392	5,018
Huntington Bancshares, Inc.	8,491	103,760
IBERIABANK Corp.	390	17,343
Independent Bank Corp., Massachusetts	360	9,529
Independent Bank Corp., Michigan	436	4,255
Integra Bank Corp.	495	7,034
Integrity Bancshares, Inc. (a)	678	753
International Bancshares Corp.	1,530	33,170
Intervest Bancshares Corp. Class A	193	2,567
Investors Bancorp, Inc. (a)	2,698	39,121
Lakeland Bancorp, Inc.	722	8,043
Lakeland Financial Corp.	315	6,426
Leesport Financial Corp.	265	4,704
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
LNB Bancorp, Inc.	528	$ 6,869
Macatawa Bank Corp.	319	2,941
MainSource Financial Group, Inc.	375	4,916
MB Financial, Inc.	839	24,138
MBT Financial Corp.	615	5,197
Mercantile Bank Corp.	153	2,066
Merchants Bancshares, Inc.	415	9,570
Metrocorp Bancshares, Inc.	405	5,463
Midwest Banc Holdings, Inc.	785	8,062
Nara Bancorp, Inc.	878	9,623
National Bankshares, Inc.	488	9,965
National Penn Bancshares, Inc. (d)	2,109	33,765
NBT Bancorp, Inc.	758	14,531
NewBridge Bancorp	817	7,876
North Valley Bancorp	341	4,402
Northern States Financial Corp.	237	5,001
Northfield Bancorp, Inc. (a)(d)	917	9,390
Northrim Bancorp, Inc.	237	5,105
Old Point Financial Corp.	271	4,696
Old Second Bancorp, Inc.	284	7,316
Omega Financial Corp.	290	7,978
Pacific Capital Bancorp	1,188	24,889
Pacific Continental Corp.	587	7,872
Pacific Mercantile Bancorp	325	3,182
Penns Woods Bancorp, Inc.	279	8,663
Pennsylvania Communication Bancorp, Inc. (a)	227	6,013
Peoples Bancorp, Inc.	297	6,451
Pinnacle Financial Partners, Inc. (a)	426	9,772
Popular, Inc. (d)	6,309	69,651
Preferred Bank, Los Angeles California	313	5,734
PremierWest Bancorp	430	4,653
PrivateBancorp, Inc.	486	14,624
Prosperity Bancshares, Inc.	991	26,162
Provident Bankshares Corp.	713	9,076
Renasant Corp.	473	9,961
Republic Bancorp, Inc., Kentucky Class A	654	10,699
Republic First Bancorp, Inc.	461	2,858
Royal Bancshares of Pennsylvania, Inc. Class A	436	5,821
Royal Bank of Canada	163	8,181
S&T Bancorp, Inc.	538	15,252
S.Y. Bancorp, Inc.	288	6,327
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sandy Spring Bancorp, Inc.	591	$ 16,081
SCBT Financial Corp.	149	4,457
Seacoast Banking Corp., Florida	512	5,120
Security Bank Corp., Georgia	517	3,505
Shore Bancshares, Inc.	290	6,102
Sierra Bancorp	281	6,286
Signature Bank, New York (a)	852	22,578
Silver State Bancorp (a)	643	6,713
Simmons First National Corp. Class A	119	3,040
Slade's Ferry Bancorp	334	7,265
Smithtown Bancorp, Inc.	345	7,124
South Financial Group, Inc.	1,833	26,450
Southern Community Financial Corp.	962	7,090
Southside Bancshares, Inc.	429	8,910
Southwest Bancorp, Inc., Oklahoma	579	9,374
State Bancorp, Inc., New York	340	4,410
StellarOne Corp.	973	16,833
Sterling Bancshares, Inc.	1,743	16,227
Sterling Financial Corp., Pennsylvania	707	11,828
Sterling Financial Corp., Washington	1,750	26,058
Suffolk Bancorp	234	6,990
Summit Financial Group, Inc.	236	3,429
Sun Bancorp, Inc., New Jersey	437	5,576
Superior Bancorp (a)	834	4,353
Susquehanna Bancshares, Inc., Pennsylvania	1,883	37,453
SVB Financial Group (a)	812	36,784
Taylor Capital Group, Inc.	334	5,444
Temecula Valley Bancorp, Inc. (d)	344	3,509
Texas Capital Bancshares, Inc. (a)	794	11,878
TIB Financial Corp.	506	3,522
Trico Bancshares	111	1,873
Trustmark Corp.	1,429	28,237
UCBH Holdings, Inc.	2,100	23,709
UMB Financial Corp.	919	35,179
Umpqua Holdings Corp.	1,896	26,866
Union Bankshares Corp.	103	1,801
United Bankshares, Inc., West Virginia	821	21,568
United Community Banks, Inc., Georgia	1,209	17,216
United Security Bancshares, Inc.	279	5,215
United Security Bancshares, California (d)	536	7,182
Univest Corp. of Pennsylvania	547	11,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Vineyard National Bancorp	1,062	$ 9,569
Virginia Commerce Bancorp, Inc.	877	8,840
Washington Banking Co., Oak Harbor	202	2,953
Washington Trust Bancorp, Inc.	414	9,572
WesBanco, Inc.	991	23,080
West Bancorp., Inc.	411	5,244
West Coast Bancorp, Oregon	477	7,155
Westamerica Bancorp.	776	36,728
Whitney Holding Corp.	1,410	33,854
Wilshire Bancorp, Inc.	614	4,347
Wintrust Financial Corp.	632	21,330
Yadkin Valley Financial Corp.	132	1,882
Zions Bancorp	2,424	115,746
		2,895,877
Consumer Finance - 0.1%
Advanta Corp.:
Class A	419	2,975
Class B	641	4,949
Cardtronics, Inc.	1,163	8,397
Cash Systems, Inc. (a)	1,334	5,363
CompuCredit Corp. (a)	1,217	12,632
Consumer Portfolio Services, Inc. (a)	603	1,893
Credit Acceptance Corp. (a)	760	11,537
Dollar Financial Corp. (a)	545	12,246
EZCORP, Inc. (non-vtg.) Class A (a)	1,002	11,753
First Cash Financial Services, Inc. (a)	943	8,817
QC Holdings, Inc.	490	4,023
United Panam Financial Corp. (a)	477	1,860
World Acceptance Corp. (a)	182	5,529
		91,974
Diversified Financial Services - 0.4%
Ampal-American Israel Corp. Class A (a)	1,172	7,559
Asset Acceptance Capital Corp.	860	8,385
Asta Funding, Inc.	304	4,919
Broadpoint Securities Group, Inc. (a)	638	1,021
Compass Diversified Holdings	887	12,063
Elron Electronic Industries Ltd. (a)	209	2,019
Encore Capital Group, Inc. (a)	846	6,243
Interactive Brokers Group, Inc.	1,090	33,866
MarketAxess Holdings, Inc. (a)	708	6,634
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Marlin Business Services Corp. (a)	357	$ 3,399
Medallion Financial Corp.	655	6,491
NewStar Financial, Inc. (a)	1,833	10,851
PICO Holdings, Inc. (a)	543	18,560
Portfolio Recovery Associates, Inc. (d)	396	14,462
Resource America, Inc. Class A	410	4,900
The NASDAQ Stock Market, Inc. (a)	3,245	134,700
		276,072
Insurance - 1.3%
21st Century Holding Co.	426	5,564
Affirmative Insurance Holdings, Inc.	337	3,006
Alfa Corp.	1,834	39,926
Amcomp, Inc. (a)	417	5,108
American National Insurance Co.	623	70,679
American Physicians Capital, Inc.	245	10,812
Amerisafe, Inc. (a)	428	5,628
Amtrust Financial Services, Inc.	1,333	22,261
Arch Capital Group Ltd. (a)	1,673	114,567
Argo Group International Holdings, Ltd. (a)	859	32,144
Baldwin & Lyons, Inc. Class B	145	3,532
Brooke Corp.	480	2,885
CastlePoint Holdings Ltd.	768	9,700
Cincinnati Financial Corp.	3,903	145,075
Donegal Group, Inc. Class A	376	6,136
Eastern Insurance Holdings, Inc.	168	2,748
eHealth, Inc. (a)	651	15,943
EMC Insurance Group	453	10,020
Enstar Group Ltd. (a)	265	25,967
Erie Indemnity Co. Class A	1,391	68,646
FPIC Insurance Group, Inc. (a)	265	11,573
Greenlight Capital Re, Ltd.	668	12,692
Hallmark Financial Services, Inc. (a)	892	10,508
Harleysville Group, Inc.	749	25,151
Infinity Property & Casualty Corp.	495	19,884
IPC Holdings Ltd.	1,456	39,487
Kansas City Life Insurance Co.	306	12,647
Life Partners Holdings, Inc.	256	3,853
Max Capital Group Ltd.	1,385	38,420
National Interstate Corp.	435	11,971
National Western Life Insurance Co. Class A	72	12,827
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Navigators Group, Inc. (a)	399	$ 21,837
Philadelphia Consolidated Holdings Corp. (a)	1,654	56,104
PMA Capital Corp. Class A (a)	943	7,733
Presidential Life Corp.	866	14,514
ProCentury Corp.	446	8,184
Quanta Capital Holdings Ltd. (a)	1,297	3,800
RAM Holdings Ltd. (a)	488	815
Safety Insurance Group, Inc.	326	12,091
SeaBright Insurance Holdings, Inc. (a)	446	6,645
Selective Insurance Group, Inc.	1,003	23,831
Specialty Underwriters' Alliance, Inc. (a)	837	4,202
State Auto Financial Corp.	965	26,190
The Midland Co.	495	31,987
Tower Group, Inc.	390	11,080
United America Indemnity Ltd. Class A (a)	509	9,549
United Fire & Casualty Co.	607	20,850
		1,058,772
Real Estate Investment Trusts - 0.0%
Gladstone Commercial Corp.	338	5,834
Investors Real Estate Trust	1,483	13,896
Monmouth Real Estate Investment Corp. Class A	1,286	10,417
Origen Financial, Inc.	1,259	3,651
		33,798
Real Estate Management & Development - 0.1%
Elbit Imaging Ltd.	713	31,671
FirstService Corp. (sub. vtg.)	831	18,730
FX Real Estate & Entertainment, Inc. (a)	448	2,549
Housevalues, Inc. (a)	506	1,321
Meruelo Maddux Properties, Inc.	1,907	8,105
Stratus Properties, Inc. (a)	168	4,926
Thomas Properties Group, Inc.	431	4,086
ZipRealty, Inc. (a)	739	4,190
		75,578
Thrifts & Mortgage Finance - 1.3%
Anchor BanCorp Wisconsin, Inc.	556	10,525
Atlantic Coast Federal Corp.	422	4,178
Bank Mutual Corp.	1,672	17,974
BankFinancial Corp.	732	10,409
BankUnited Financial Corp. Class A	819	3,997
Beneficial Mutual Bancorp, Inc. (a)	2,797	25,593
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Berkshire Bancorp, Inc.	583	$ 8,926
Berkshire Hills Bancorp, Inc.	441	9,989
Beverly Hills Bancorp, Inc.	901	4,460
Brookline Bancorp, Inc., Delaware	1,236	11,878
Camco Financial Corp.	687	7,543
Capitol Federal Financial	1,678	58,227
CFS Bancorp, Inc.	526	7,532
Citizens First Bancorp, Inc., Delaware	267	3,367
Citizens South Banking Corp., Delaware	284	2,894
Clayton Holdings, Inc. (a)	576	2,494
Clifton Savings Bancorp, Inc.	599	5,924
Cooperative Bankshares, Inc.	379	4,264
Corus Bankshares, Inc. (d)	1,430	14,772
Dime Community Bancshares, Inc.	795	12,100
ESB Financial Corp.	884	9,105
First Busey Corp. (d)	1,020	19,084
First Defiance Financial Corp.	206	4,046
First Federal Bancshares of Arkansas, Inc.	255	3,825
First Financial Holdings, Inc.	297	6,745
First Niagara Financial Group, Inc.	2,459	28,082
First PacTrust Bancorp, Inc.	284	4,814
First Place Financial Corp.	529	6,486
Flushing Financial Corp.	552	8,998
Fox Chase Bancorp, Inc. (a)	484	5,614
Franklin Bank Corp. (a)	509	1,955
HMN Financial, Inc.	138	3,337
Home Federal Bancorp, Inc.	472	5,357
Hudson City Bancorp, Inc.	11,879	188,520
K-Fed Bancorp	517	5,356
Kearny Financial Corp.	1,689	18,072
LSB Corp.	473	8,032
MASSBANK Corp.	190	7,410
MutualFirst Financial, Inc.	214	2,953
NASB Financial, Inc.	306	6,579
North Central Bancshares, Inc.	168	5,641
Northwest Bancorp, Inc.	1,090	28,787
OceanFirst Financial Corp.	624	10,071
Oritani Financial Corp. (a)	937	10,363
Pamrapo Bancorp, Inc.	411	6,860
Parkvale Financial Corp.	176	4,888
People's United Financial, Inc.	6,932	116,874
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Provident Financial Holdings, Inc.	143	$ 2,417
Provident New York Bancorp	956	12,533
Pulaski Financial Corp.	507	5,582
PVF Capital Corp.	185	1,980
Riverview Bancorp, Inc.	300	3,210
Rockville Financial, Inc.	382	4,336
Roma Financial Corp.	654	8,731
Severn Bancorp, Inc.	470	4,418
TFS Financial Corp.	7,996	99,150
TierOne Corp.	477	7,012
Timberland Bancorp, Inc.	468	5,953
Triad Guaranty, Inc. (a)(d)	401	2,358
Trustco Bank Corp., New York (d)	1,789	15,475
United Community Financial Corp., Ohio	821	4,557
United Financial Bancorp, Inc.	1,046	12,019
United Western Bancorp, Inc.	157	2,948
ViewPoint Financial Group	552	8,567
Washington Federal, Inc.	1,966	44,628
Wauwatosa Holdings, Inc. (a)	713	8,385
Willow Financial Bancorp, Inc.	731	5,987
WSFS Financial Corp.	167	7,907
		1,023,053
TOTAL FINANCIALS		7,477,617
HEALTH CARE - 14.0%
Biotechnology - 6.8%
Aastrom Biosciences, Inc. (a)	2,935	1,529
Abraxis BioScience, Inc. (a)	954	58,165
Acadia Pharmaceuticals, Inc. (a)	848	8,412
Accentia Biopharmaceutical, Inc. (a)	1,691	4,414
Achillion Pharmaceuticals, Inc. (a)	1,129	5,792
Acorda Therapeutics, Inc. (a)	732	14,962
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,836	2,407
Affymax, Inc. (a)	390	7,508
Alexion Pharmaceuticals, Inc. (a)	864	52,367
Alkermes, Inc. (a)	2,316	29,969
Allos Therapeutics, Inc. (a)	2,650	14,814
Alnylam Pharmaceuticals, Inc. (a)	1,002	28,457
Altus Pharmaceuticals, Inc. (a)	847	4,896
Amgen, Inc. (a)	25,610	1,165,767
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amicus Therapeutics, Inc.	630	$ 6,206
Amylin Pharmaceuticals, Inc. (a)	3,161	83,672
Anadys Pharmaceuticals, Inc. (a)	876	1,410
Angiotech Pharmaceuticals, Inc. (a)	2,059	5,984
Antigenics, Inc. (a)(d)	1,205	2,711
Arena Pharmaceuticals, Inc. (a)	1,456	9,872
ARIAD Pharmaceuticals, Inc. (a)	2,685	8,995
ArQule, Inc. (a)	1,103	5,030
Array Biopharma, Inc. (a)	1,011	5,662
Avant Immunotherapeutics, Inc. (a)	4,291	2,961
AVI BioPharma, Inc. (a)	1,163	1,582
BioCryst Pharmaceuticals, Inc. (a)	1,370	5,453
Biogen Idec, Inc. (a)	6,905	402,976
BioMarin Pharmaceutical, Inc. (a)	2,218	84,373
Bionovo, Inc. (a)(d)	2,390	2,892
Celgene Corp. (a)	9,006	507,668
Cell Genesys, Inc. (a)	1,985	4,685
Cell Therapeutics, Inc. (a)(d)	1,173	1,560
Cephalon, Inc. (a)	1,618	97,630
Cepheid, Inc. (a)	1,448	40,081
Combinatorx, Inc. (a)	977	4,797
Cougar Biotechnology, Inc. (a)	408	10,857
Critical Therapeutics, Inc. (a)	1,074	1,171
Crucell NV sponsored ADR (a)	281	3,909
Cubist Pharmaceuticals, Inc. (a)	1,251	22,768
CuraGen Corp. (a)	1,791	1,307
Curis, Inc. (a)	1,540	2,233
CV Therapeutics, Inc. (a)	1,558	9,099
Cytogen Corp. (a)	583	297
Cytokinetics, Inc. (a)	1,120	3,774
CytRx Corp. (a)(d)	3,424	6,163
deCODE genetics, Inc. (a)(d)	1,702	5,004
Dendreon Corp. (a)(d)	2,265	11,959
Dyax Corp. (a)	1,729	7,521
Dynavax Technologies Corp. (a)	980	6,096
Encysive Pharmaceuticals, Inc. (a)	1,459	3,356
EntreMed, Inc. (a)	3,005	2,735
Enzon Pharmaceuticals, Inc. (a)	1,142	9,810
Epicept Corp. (a)	1,780	1,744
EPIX Pharmaceuticals, Inc. (a)	1,075	3,279
Exact Sciences Corp. (a)	1,782	3,493
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Favrille, Inc. (a)	1,692	$ 3,232
Genelabs Technologies, Inc. (a)	1,074	1,181
Genitope Corp. (a)	1,547	1,036
Genomic Health, Inc. (a)	700	13,349
GenVec, Inc. (a)	2,377	2,710
Genzyme Corp. (a)	6,313	447,718
Geron Corp. (a)	2,058	10,125
Gilead Sciences, Inc. (a)	21,942	1,038,295
GTx, Inc. (a)	885	14,487
Halozyme Therapeutics, Inc. (a)	1,646	9,053
Hana Biosciences, Inc. (a)	745	574
Human Genome Sciences, Inc. (a)	3,286	19,420
Idenix Pharmaceuticals, Inc. (a)	1,317	7,151
ImClone Systems, Inc. (a)	2,107	94,836
ImmunoGen, Inc. (a)	1,487	4,416
Immunomedics, Inc. (a)	2,255	5,570
Incyte Corp. (a)	2,076	20,573
Indevus Pharmaceuticals, Inc. (a)	1,971	9,776
Infinity Pharmaceuticals, Inc. (a)	738	5,535
Inhibitex, Inc. (a)	823	667
InterMune, Inc. (a)	874	12,306
Introgen Therapeutics, Inc. (a)	957	2,747
Isis Pharmaceuticals, Inc. (a)	2,116	30,470
Keryx Biopharmaceuticals, Inc. (a)	1,223	7,032
Kosan Biosciences, Inc. (a)	1,047	2,084
La Jolla Pharmaceutical Co. (a)	1,667	4,151
Lexicon Pharmaceuticals, Inc. (a)	3,652	6,793
LifeCell Corp. (a)	661	26,671
Ligand Pharmaceuticals, Inc. Class B	1,824	6,183
MannKind Corp. (a)(d)	2,247	15,886
Marshall Edwards, Inc. (a)	1,344	2,943
Martek Biosciences (a)	705	20,205
Maxygen, Inc. (a)	1,025	6,581
Medarex, Inc. (a)	2,991	27,816
Memory Pharmaceuticals Corp. (a)	1,932	1,236
Metabasis Therapeutics, Inc. (a)	928	1,782
Metabolix, Inc. (a)	614	9,885
Millennium Pharmaceuticals, Inc. (a)	7,837	109,640
Molecular Insight Pharmaceuticals, Inc.	855	6,122
Momenta Pharmaceuticals, Inc. (a)	1,008	10,241
Monogram Biosciences, Inc. (a)	3,839	5,605
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	935	$ 34,614
Nabi Biopharmaceuticals (a)	1,344	5,201
Neopharm, Inc. (a)	658	401
Neose Technologies, Inc. (a)	799	416
Neurochem, Inc. (a)(d)	1,375	2,166
Neurocrine Biosciences, Inc. (a)	844	4,228
Neurogen Corp. (a)	1,116	1,774
NeurogesX, Inc.	641	2,833
Northfield Laboratories, Inc. (a)	833	866
Novacea, Inc. (a)	820	2,230
Novavax, Inc. (a)	1,861	5,211
NPS Pharmaceuticals, Inc. (a)	1,424	5,639
Nuvelo, Inc. (a)	1,370	2,288
Nymox Pharmaceutical Corp. (a)	693	3,673
Omrix Biopharmaceuticals, Inc. (a)	421	10,167
ONYX Pharmaceuticals, Inc. (a)	1,351	36,909
Orchid Cellmark, Inc. (a)	1,528	7,014
OREXIGEN Therapeutics, Inc.	731	9,466
Orthologic Corp. (a)	1,576	1,655
Oscient Pharmaceuticals Corp. (a)	921	1,870
OSI Pharmaceuticals, Inc. (a)	1,305	46,915
Osiris Therapeutics, Inc. (a)(d)	793	8,144
OXiGENE, Inc. (a)	1,012	1,923
Panacos Pharmaceuticals, Inc. (a)	2,135	1,473
PDL BioPharma, Inc. (a)	2,763	44,153
Peregrine Pharmaceuticals, Inc. (a)	4,142	2,609
Pharmacopeia Drug Discovery, Inc. (a)	1,002	3,687
Pharmacyclics, Inc. (a)	694	805
Pharmasset, Inc.	572	9,821
Pharmion Corp. (a)	821	58,775
Poniard Pharmaceuticals, Inc. (a)	1,121	4,596
Progenics Pharmaceuticals, Inc. (a)	767	11,735
QLT, Inc. (a)	2,077	6,273
Regeneron Pharmaceuticals, Inc. (a)	1,566	30,960
Renovis, Inc. (a)	478	1,133
Rigel Pharmaceuticals, Inc. (a)	948	18,789
Sangamo Biosciences, Inc. (a)	1,080	12,636
Savient Pharmaceuticals, Inc. (a)	1,582	35,880
SciClone Pharmaceuticals, Inc. (a)	1,149	2,298
Seattle Genetics, Inc. (a)	1,493	13,422
Senomyx, Inc. (a)	912	6,202
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sonus Pharmaceuticals, Inc. (a)	1,647	$ 774
StemCells, Inc. (a)	1,969	2,973
Sunesis Pharmaceuticals, Inc. (a)	1,137	1,592
Targacept, Inc. (a)	631	4,991
Telik, Inc. (a)(d)	1,451	3,642
Tercica, Inc. (a)	1,387	8,391
Theravance, Inc. (a)	1,226	20,168
Third Wave Technologies, Inc. (a)	1,932	15,398
Threshold Pharmaceuticals, Inc. (a)	1,226	564
TorreyPines Therapeutics, Inc. (a)	656	1,253
Trimeris, Inc. (a)	529	3,179
Trubion Pharmaceuticals, Inc. (a)(d)	409	2,908
United Therapeutics Corp. (a)	441	37,119
Vanda Pharmaceuticals, Inc. (a)	778	3,548
Vertex Pharmaceuticals, Inc. (a)	3,186	55,755
Vical, Inc. (a)	1,235	4,705
XOMA Ltd. (a)	4,439	11,275
Zymogenetics, Inc. (a)(d)	1,657	16,553
		5,483,955
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	677	19,728
Abiomed, Inc. (a)	750	10,725
Accuray, Inc.	1,311	13,595
Align Technology, Inc. (a)	1,583	19,550
Alphatec Holdings, Inc. (a)	1,598	9,236
American Medical Systems Holdings, Inc. (a)	1,699	24,788
Analogic Corp.	306	17,904
Angiodynamics, Inc. (a)	621	10,296
Anika Therapeutics, Inc. (a)	740	8,902
ArthroCare Corp. (a)	774	31,076
Aspect Medical Systems, Inc. (a)	712	8,879
Atrion Corp.	31	3,162
BioLase Technology, Inc. (a)	624	2,190
Candela Corp. (a)	389	1,778
Cardiac Science Corp. (a)	694	6,447
Cardiodynamics International Corp. (a)	1,734	540
Cerus Corp. (a)	1,074	6,713
China Medical Technologies, Inc. sponsored ADR	525	24,150
Clinical Data, Inc. (a)	577	11,759
Conceptus, Inc. (a)	659	11,243
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp. (a)	767	$ 20,678
Cutera, Inc. (a)	253	3,208
Cyberonics, Inc. (a)	570	7,353
Cynosure, Inc. Class A (a)	193	4,618
Datascope Corp.	387	13,468
DENTSPLY International, Inc.	3,576	139,607
DexCom, Inc. (a)	570	4,201
E-Z-EM, Inc. (a)	247	5,135
Endologix, Inc. (a)	1,406	4,443
ev3, Inc. (a)	2,650	23,426
Exactech, Inc. (a)	445	11,681
Gen-Probe, Inc. (a)	1,260	60,241
Given Imaging Ltd. (a)	785	12,450
Hansen Medical, Inc. (a)	435	8,174
HealthTronics, Inc. (a)	681	2,486
Hologic, Inc. (a)	2,880	173,693
Home Diagnostics, Inc. (a)	400	2,904
I-Flow Corp. (a)	892	12,568
ICU Medical, Inc. (a)	396	10,629
IDEXX Laboratories, Inc. (a)	1,449	80,376
Immucor, Inc. (a)	1,673	49,855
Insulet Corp.	595	10,192
Integra LifeSciences Holdings Corp. (a)	654	27,102
Intuitive Surgical, Inc. (a)	901	254,010
IRIS International, Inc. (a)	403	4,542
Kensey Nash Corp. (a)	351	9,530
Lifecore Biomedical, Inc. (a)	570	9,593
Masimo Corp.	1,287	41,261
Medical Action Industries, Inc. (a)	414	7,791
Meridian Bioscience, Inc.	1,011	34,647
Merit Medical Systems, Inc. (a)	596	9,447
Micrus Endovascular Corp. (a)	337	4,769
Natus Medical, Inc. (a)	654	12,419
Neogen Corp. (a)	367	9,905
NeuroMetrix, Inc. (a)	347	843
NMT Medical, Inc. (a)	494	1,971
Northstar Neuroscience, Inc. (a)	503	790
NUCRYST Pharmaceuticals Corp. (a)	559	1,006
NuVasive, Inc. (a)	842	32,451
NxStage Medical, Inc. (a)	731	4,328
OccuLogix, Inc. (a)	939	76
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
OraSure Technologies, Inc. (a)	1,070	$ 7,640
Orthofix International NV (a)	342	13,697
Orthovita, Inc. (a)	1,880	5,396
Osteotech, Inc. (a)	518	2,264
Palomar Medical Technologies, Inc. (a)	473	6,296
Possis Medical, Inc. (a)	535	10,390
Quidel Corp. (a)	680	11,172
Respironics, Inc. (a)	1,780	116,910
Rochester Medical Corp. (a)	307	3,150
RTI Biologics, Inc. (a)	734	6,312
Shamir Optical Industry Ltd.	355	2,737
Sirona Dental Systems, Inc. (a)	1,510	39,275
Somanetics Corp. (a)	308	8,559
Sonic Innovations, Inc. (a)	389	1,645
SonoSite, Inc. (a)	441	12,979
Staar Surgical Co. (a)	624	1,448
Stereotaxis, Inc. (a)	1,016	5,862
SurModics, Inc. (a)(d)	414	18,286
Syneron Medical Ltd. (a)	688	11,139
Synovis Life Technologies, Inc. (a)	283	5,003
The Spectranetics Corp. (a)	650	5,850
ThermoGenesis Corp. (a)	1,995	3,312
Thoratec Corp. (a)	1,412	20,488
TomoTherapy, Inc.	1,117	14,711
Trinity Biotech PLC sponsored ADR (a)	301	1,379
Urologix, Inc. (a)	460	511
Utah Medical Products, Inc.	142	4,247
Vascular Solutions, Inc. (a)	712	4,429
Vital Signs, Inc.	369	18,764
Vnus Medical Technologies, Inc. (a)	607	11,345
Volcano Corp. (a)	897	10,997
Wright Medical Group, Inc. (a)	857	22,556
Xtent, Inc.	526	3,924
Young Innovations, Inc.	306	6,530
Zoll Medical Corp. (a)	504	12,540
		1,802,271
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	349	14,351
Allied Healthcare International, Inc. (a)	1,978	4,035
Allion Healthcare, Inc. (a)	290	1,711
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Amedisys, Inc. (a)	623	$ 26,652
America Service Group, Inc. (a)	276	1,998
American Dental Partners, Inc. (a)	238	2,278
AmSurg Corp. (a)	794	19,127
Animal Health International, Inc.	542	5,713
athenahealth, Inc.	686	22,309
Bio-Reference Laboratories, Inc. (a)	334	9,235
BioScrip, Inc. (a)	953	6,700
Chindex International, Inc. (a)	246	8,981
Corvel Corp. (a)	405	12,203
Cross Country Healthcare, Inc. (a)	937	10,176
Dialysis Corp. of America (a)	328	2,732
Express Scripts, Inc. (a)	5,923	350,049
Genoptix, Inc.	294	7,547
Gentiva Health Services, Inc. (a)	955	20,590
Health Grades, Inc. (a)	905	4,941
HealthExtras, Inc. (a)	1,036	28,542
Healthways, Inc. (a)	904	31,052
Henry Schein, Inc. (a)	2,145	128,314
HMS Holdings Corp. (a)	474	12,969
Hythiam, Inc. (a)(d)	1,187	3,632
InVentiv Health, Inc. (a)	567	18,031
LCA-Vision, Inc.	534	7,359
LHC Group, Inc. (a)	468	7,956
LifePoint Hospitals, Inc. (a)	1,296	32,478
Lincare Holdings, Inc. (a)	2,003	65,098
Magellan Health Services, Inc. (a)	990	42,897
Matria Healthcare, Inc. (a)	405	10,174
Medcath Corp. (a)	444	9,257
MWI Veterinary Supply, Inc. (a)	300	10,449
National Medical Health Card Systems, Inc. (a)	285	2,975
Nighthawk Radiology Holdings, Inc. (a)	722	8,245
NovaMed Eyecare, Inc. (a)	575	2,306
Odyssey Healthcare, Inc. (a)	877	7,665
Patterson Companies, Inc. (a)	3,156	111,091
PDI, Inc. (a)	374	2,943
Providence Service Corp. (a)	486	13,700
PSS World Medical, Inc. (a)	1,427	24,973
Psychiatric Solutions, Inc. (a)	1,468	41,530
ResCare, Inc. (a)	821	17,684
Rotech Healthcare, Inc. (a)	494	222
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp. (a)	655	$ 1,769
Sun Healthcare Group, Inc. (a)	1,124	16,568
TLC Vision Corp. (a)	1,736	4,097
U.S. Physical Therapy, Inc. (a)	410	5,433
VCA Antech, Inc. (a)	1,994	64,027
VistaCare, Inc. Class A (a)	435	3,728
		1,268,492
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,392	14,853
AMICAS, Inc. (a)	1,576	4,129
Cerner Corp. (a)	1,849	80,339
Computer Programs & Systems, Inc.	369	8,218
Eclipsys Corp. (a)	1,251	26,709
Emageon, Inc. (a)	454	1,053
HLTH Corp. (a)	4,568	54,085
MedAssets, Inc.	982	17,833
Merge Technologies, Inc. (a)	976	517
Omnicell, Inc. (a)	858	16,302
Phase Forward, Inc. (a)	832	13,254
SXC Health Solutions Corp. (a)	446	6,227
Transcend Services, Inc. (a)	682	6,390
TriZetto Group, Inc. (a)	928	18,115
Vital Images, Inc. (a)	311	4,932
		272,956
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	739	4,279
Affymetrix, Inc. (a)	1,419	27,216
Albany Molecular Research, Inc. (a)	830	9,238
AMAG Pharmaceuticals, Inc. (a)	362	15,845
Bruker BioSciences Corp. (a)	2,688	36,745
Caliper Life Sciences, Inc. (a)	1,066	4,445
Dionex Corp. (a)	520	38,386
Draxis Health, Inc. (a)	1,433	5,723
eResearchTechnology, Inc. (a)	1,261	15,082
Exelixis, Inc. (a)	3,088	19,701
Harvard Bioscience, Inc. (a)	1,205	5,531
ICON PLC sponsored ADR (a)	632	41,775
Illumina, Inc. (a)	1,243	90,006
Invitrogen Corp. (a)	1,117	94,375
Kendle International, Inc. (a)	516	23,122
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Luminex Corp. (a)	1,109	$ 19,308
Medivation, Inc. (a)	859	13,753
Medtox Scientific, Inc. (a)	211	3,374
Nektar Therapeutics (a)	2,237	15,547
Ore Pharmaceuticals, Inc. (a)	1,325	894
PAREXEL International Corp. (a)	733	40,278
Pharmaceutical Product Development, Inc.	2,843	128,134
PharmaNet Development Group, Inc. (a)	360	10,379
QIAGEN NV (a)	4,280	94,117
Sequenom, Inc. (a)	1,590	11,114
Techne Corp. (a)	992	67,843
Varian, Inc. (a)	671	36,335
		872,545
Pharmaceuticals - 1.9%
Acusphere, Inc. (a)	1,298	818
Adolor Corp. (a)	1,012	4,625
Akorn, Inc. (a)	1,948	12,389
Alexza Pharmaceuticals, Inc. (a)	747	4,721
Anesiva, Inc. (a)	737	3,508
APP Pharmaceuticals, Inc. (a)	3,813	42,858
Atherogenics, Inc. (a)(d)	1,020	898
Auxilium Pharmaceuticals, Inc. (a)	949	30,406
AVANIR Pharmaceuticals Class A (a)	966	1,169
Barrier Therapeutics, Inc. (a)	1,104	4,030
Biodel, Inc.	444	6,212
BioForm Medical, Inc.	1,453	8,209
BioMimetic Therapeutics, Inc. (a)	636	8,739
BMP Sunstone Corp. (a)	1,034	8,923
Cadence Pharmaceuticals, Inc. (a)	615	3,223
Cardiome Pharma Corp. (a)	1,419	10,786
Collagenex Pharmaceuticals, Inc. (a)	642	10,477
Columbia Laboratories, Inc. (a)	939	2,301
Cypress Bioscience, Inc. (a)	927	7,416
DepoMed, Inc. (a)	1,853	6,300
Discovery Laboratories, Inc. (a)	2,229	4,636
Durect Corp. (a)	2,369	11,774
Emisphere Technologies, Inc. (a)	868	1,580
Endo Pharmaceuticals Holdings, Inc. (a)	3,212	84,347
Eurand NV	1,009	13,379
Flamel Technologies SA sponsored ADR (a)(d)	615	5,695
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hi-Tech Pharmacal Co., Inc. (a)	250	$ 2,785
Hollis-Eden Pharmaceuticals, Inc. (a)	477	902
Inspire Pharmaceuticals, Inc. (a)	1,522	6,834
Ista Pharmaceuticals, Inc. (a)	1,170	4,902
Jazz Pharmaceuticals, Inc.	572	6,841
Labopharm, Inc. (a)	1,151	2,784
Map Pharmaceuticals, Inc.	429	5,577
Medicines Co. (a)	1,179	22,708
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,282	9,630
Nastech Pharmaceutical Co., Inc. (a)	596	1,377
NitroMed, Inc. (a)	739	820
Noven Pharmaceuticals, Inc. (a)	695	9,424
Novogen Ltd. sponsored ADR (a)	197	1,003
Obagi Medical Products, Inc. (a)	708	11,016
Pain Therapeutics, Inc. (a)	1,320	11,128
Penwest Pharmaceuticals Co. (a)	500	1,540
Perrigo Co.	2,145	71,686
Pozen, Inc. (a)	729	8,887
Replidyne, Inc. (a)	1,029	1,904
Salix Pharmaceuticals Ltd. (a)	1,215	8,201
Santarus, Inc. (a)	1,478	2,660
Sciele Pharma, Inc. (a)	600	12,420
Sepracor, Inc. (a)	2,477	53,181
Shire PLC sponsored ADR	1,592	93,036
Sirtris Pharmaceuticals, Inc. (d)	734	8,764
Somaxon Pharmaceuticals, Inc. (a)	451	2,169
Spectrum Pharmaceuticals, Inc. (a)	1,451	3,758
SuperGen, Inc. (a)	1,149	3,160
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,397	706,461
ViroPharma, Inc. (a)	1,685	15,435
Vivus, Inc. (a)	1,925	11,281
Warner Chilcott Ltd. (a)	5,978	100,849
XenoPort, Inc. (a)	660	33,772
Zila, Inc. (a)	2,164	1,212
		1,537,526
TOTAL HEALTH CARE		11,237,745
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	397	8,432
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
American Science & Engineering, Inc.	250	$ 13,540
Applied Energetics, Inc. (a)(d)	2,506	5,889
Applied Signal Technology, Inc.	399	4,748
Argon ST, Inc. (a)	662	10,758
Ascent Solar Technologies, Inc. (a)	408	6,087
Astronics Corp. (a)	147	2,903
BE Aerospace, Inc. (a)	2,125	72,888
Ceradyne, Inc. (a)	633	19,693
Elbit Systems Ltd.	908	51,266
Herley Industries, Inc. (a)	465	5,575
Innovative Solutions & Support, Inc. (a)	515	4,661
Ladish Co., Inc. (a)	371	13,245
LMI Aerospace, Inc. (a)	285	5,424
MTC Technologies, Inc. (a)	396	9,385
Sypris Solutions, Inc.	583	2,804
Taser International, Inc. (a)(d)	1,628	18,348
		255,646
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	1,294	3,960
Atlas Air Worldwide Holdings, Inc. (a)	502	25,401
C.H. Robinson Worldwide, Inc.	3,945	200,288
Dynamex, Inc. (a)	335	7,745
Expeditors International of Washington, Inc.	4,872	191,567
Forward Air Corp.	767	22,511
Hub Group, Inc. Class A (a)	1,017	30,500
Pacer International, Inc.	938	14,417
Park-Ohio Holdings Corp. (a)	436	9,012
UTI Worldwide, Inc.	2,224	37,319
		542,720
Airlines - 0.3%
Allegiant Travel Co. (a)	426	11,591
Frontier Airlines Holdings, Inc. (a)	832	2,438
JetBlue Airways Corp. (a)	4,421	24,094
MAIR Holdings, Inc. (a)	966	4,134
Mesa Air Group, Inc. (a)	979	2,369
Pinnacle Airlines Corp. (a)	769	8,620
Republic Airways Holdings, Inc. (a)	1,027	20,078
Ryanair Holdings PLC sponsored ADR (a)(d)	2,545	72,736
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	1,473	$ 32,583
UAL Corp.	2,698	81,749
		260,392
Building Products - 0.1%
Aaon, Inc.	706	11,656
American Woodmark Corp.	386	7,326
Apogee Enterprises, Inc.	938	14,436
Builders FirstSource, Inc. (a)	677	4,489
Gibraltar Industries, Inc.	686	7,498
Insteel Industries, Inc.	556	5,988
PGT, Inc. (a)	578	1,965
Universal Forest Products, Inc.	441	12,251
		65,609
Commercial Services & Supplies - 1.4%
51job, Inc. sponsored ADR (a)	228	4,147
Advisory Board Co. (a)	354	19,672
American Ecology Corp.	498	12,405
Arrowhead Research Corp. (a)	1,237	3,018
Barrett Business Services, Inc.	246	3,985
Casella Waste Systems, Inc. Class A (a)	704	6,963
CECO Environmental Corp. (a)	304	2,760
Cintas Corp.	3,714	106,889
Clean Harbors, Inc. (a)	475	29,222
Comsys IT Partners, Inc. (a)	367	3,457
Copart, Inc. (a)	2,081	86,694
Corporate Executive Board Co.	910	36,955
CoStar Group, Inc. (a)	459	19,058
Courier Corp.	254	6,911
CRA International, Inc. (a)	288	10,938
Diamond Management & Technology Consultants, Inc.	1,078	6,393
eTelecare Global Solutions, Inc. ADR	170	1,182
Exponent, Inc. (a)	358	10,418
First Advantage Corp. Class A (a)	305	6,066
Fuel Tech, Inc. (a)(d)	591	11,861
G&K Services, Inc. Class A	556	21,273
GeoEye, Inc. (a)	256	7,734
Healthcare Services Group, Inc.	1,135	22,450
Heidrick & Struggles International, Inc.	305	10,440
Herman Miller, Inc.	1,306	38,958
Hudson Highland Group, Inc. (a)	588	4,381
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Huron Consulting Group, Inc. (a)	432	$ 22,922
ICF International, Inc. (a)	320	8,333
ICT Group, Inc. (a)	499	4,286
InnerWorkings, Inc. (a)	1,234	16,992
Interface, Inc. Class A	1,315	22,039
Intersections, Inc. (a)	400	3,276
Kelly Services, Inc. Class A (non-vtg.)	713	13,697
Kenexa Corp. (a)	579	11,731
Kforce, Inc. (a)	1,028	8,789
Kimball International, Inc. Class B	856	8,945
Layne Christensen Co. (a)	380	15,215
Learning Tree International, Inc. (a)	600	8,076
LECG Corp. (a)	1,027	9,757
McGrath RentCorp.	758	15,873
Mobile Mini, Inc. (a)	902	16,786
Monster Worldwide, Inc. (a)	2,933	77,988
Multi-Color Corp.	226	4,886
Odyssey Marine Exploration, Inc. (a)	1,025	5,023
On Assignment, Inc. (a)	998	6,178
PeopleSupport, Inc. (a)	641	7,442
PRG-Schultz International, Inc. (a)	1,045	9,206
Protection One, Inc. (a)(d)	529	4,634
Resources Connection, Inc.	1,226	19,739
School Specialty, Inc. (a)	450	13,734
Standard Parking Corp. (a)	781	15,870
Stericycle, Inc. (a)	1,946	104,870
Team, Inc. (a)	601	18,324
Teletech Holdings, Inc. (a)	1,635	36,902
Tetra Tech, Inc. (a)	1,314	24,795
Thomas Group	659	2,247
United Stationers, Inc. (a)	587	28,974
Waste Industries USA, Inc.	426	15,587
Waste Services, Inc. (a)	1,115	9,020
WCA Waste Corp. (a)	534	3,257
		1,089,623
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	3,360	219,912
Great Lakes Dredge & Dock Corp.	1,851	11,310
Insituform Technologies, Inc. Class A (a)	672	9,388
Integrated Electrical Services, Inc. (a)	435	7,508
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Northwest Pipe Co. (a)	290	$ 12,105
Sterling Construction Co., Inc. (a)	381	7,662
		267,885
Electrical Equipment - 1.0%
Active Power, Inc. (a)	2,797	5,035
American Superconductor Corp. (a)	975	22,025
Canadian Solar, Inc. (a)(d)	1,072	20,314
Capstone Turbine Corp. (a)	2,603	4,737
China BAK Battery, Inc. (a)(d)	1,083	4,440
China Sunergy Co. Ltd. ADR (d)	401	2,823
Coleman Cable, Inc. (a)	370	4,370
Deswell Industries, Inc.	506	3,431
Encore Wire Corp.	615	10,301
Energy Conversion Devices, Inc. (a)	899	23,886
Evergreen Solar, Inc. (a)(d)	2,630	25,274
First Solar, Inc. (a)	1,833	376,132
Franklin Electric Co., Inc.	450	14,841
FuelCell Energy, Inc. (a)	1,699	12,165
Fushi Copperweld, Inc. (a)	491	8,627
Harbin Electric, Inc. (a)	386	7,681
Hoku Scientific, Inc. (a)	766	7,354
Hydrogenics Corp. (a)	3,905	2,148
II-VI, Inc. (a)	848	27,764
JA Solar Holdings Co. Ltd. ADR	1,269	18,134
LSI Industries, Inc.	157	2,087
Medis Technologies Ltd. (a)(d)	766	8,296
Microvision, Inc. (a)(d)	1,415	3,566
Orion Energy Systems, Inc.	490	4,420
Plug Power, Inc. (a)	3,051	9,184
Powell Industries, Inc. (a)	459	17,497
Power-One, Inc. (a)	2,218	5,767
Preformed Line Products Co.	114	5,381
Solarfun Power Holdings Co. Ltd. ADR (a)	285	3,323
Sunpower Corp. Class A (a)	937	61,580
Superior Essex, Inc. (a)	408	11,579
Ultralife Batteries, Inc. (a)	536	7,563
Valence Technology, Inc. (a)(d)	2,324	8,529
Vicor Corp.	944	11,451
Woodward Governor Co.	1,732	49,483
		811,188
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	343	$ 10,043
Machinery - 1.3%
3D Systems Corp. (a)	607	8,777
Altra Holdings, Inc. (a)	446	5,731
American Railcar Industries, Inc.	450	11,178
Astec Industries, Inc. (a)	548	20,747
Axsys Technologies, Inc. (a)	239	10,516
Basin Water, Inc. (a)(d)	609	4,732
Bucyrus International, Inc. Class A	911	90,991
Chart Industries, Inc. (a)	770	26,419
Columbus McKinnon Corp. (NY Shares) (a)	366	10,482
Commercial Vehicle Group, Inc. (a)	397	3,716
Dynamic Materials Corp.	266	15,159
Flanders Corp. (a)	765	4,820
Flow International Corp. (a)	714	5,262
Force Protection, Inc. (a)(d)	1,656	6,806
FreightCar America, Inc.	285	11,423
Gehl Co. (a)	230	3,687
Hardinge, Inc.	234	2,904
Hurco Companies, Inc. (a)	128	5,660
Joy Global, Inc.	2,562	170,040
K-Tron International, Inc. (a)	53	6,187
L.B. Foster Co. Class A (a)	353	14,953
Lincoln Electric Holdings, Inc.	920	61,769
Middleby Corp. (a)	451	30,668
Nordson Corp.	857	44,041
Omega Flex, Inc.	223	3,345
PACCAR, Inc.	8,695	377,189
Portec Rail Products, Inc.	516	5,433
RBC Bearings, Inc. (a)	601	20,194
Sun Hydraulics Corp.	417	9,061
Tecumseh Products Co.:
Class A (non-vtg.) (a)	312	6,608
Class B (a)	330	5,917
Titan Machinery, Inc.	682	12,283
TurboChef Technologies, Inc. (a)	842	7,157
Twin Disc, Inc.	202	4,093
		1,027,948
Marine - 0.4%
Alexander & Baldwin, Inc.	922	40,605
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
American Commercial Lines, Inc. (a)	1,412	$ 24,004
Aries Maritime Transport Ltd.	597	3,833
DryShips, Inc.	878	66,113
Eagle Bulk Shipping, Inc.	1,225	32,622
Euroseas Ltd.	1,143	16,025
FreeSeas, Inc.	1,455	7,421
OceanFreight, Inc.	538	11,852
Paragon Shipping, Inc.	372	5,967
Quintana Maritime Ltd.	1,511	34,798
Star Bulk Carriers Corp.	982	11,745
TBS International Ltd. Class A (a)	387	13,328
Ultrapetrol (Bahamas) Ltd. (a)	698	9,772
		278,085
Road & Rail - 0.4%
AMERCO (a)	485	25,273
Arkansas Best Corp.	614	16,400
Celadon Group, Inc. (a)	418	3,762
Covenant Transportation Group, Inc. Class A (a)	508	3,998
Frozen Food Express Industries, Inc.	1,027	7,107
Heartland Express, Inc.	2,305	32,224
J.B. Hunt Transport Services, Inc.	2,986	81,727
Landstar System, Inc.	1,334	61,871
Marten Transport Ltd. (a)	731	10,592
Old Dominion Freight Lines, Inc. (a)	812	22,127
P.A.M. Transportation Services, Inc. (a)	390	5,655
Patriot Transportation Holding, Inc. (a)	143	11,085
Quality Distribution, Inc. (a)	408	1,253
Saia, Inc. (a)	552	7,976
Universal Truckload Services, Inc. (a)	336	6,276
USA Truck, Inc. (a)	258	3,424
Vitran Corp., Inc. (a)	138	1,704
Werner Enterprises, Inc.	1,589	28,268
YRC Worldwide, Inc. (a)(d)	1,367	18,810
		349,532
Trading Companies & Distributors - 0.4%
Aceto Corp.	586	4,108
Beacon Roofing Supply, Inc. (a)	917	7,850
Electro Rent Corp.	975	12,656
Fastenal Co.	3,334	135,560
H&E Equipment Services, Inc. (a)	776	12,106
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Houston Wire & Cable Co.	474	$ 6,873
Kaman Corp.	674	16,176
Lawson Products, Inc.	360	9,144
Mitsui & Co. Ltd. sponsored ADR	21	9,394
NuCo2, Inc. (a)	376	10,389
Rush Enterprises, Inc.:
Class A (a)	535	7,929
Class B (a)	241	3,562
UAP Holding Corp.	1,188	45,738
		281,485
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	472	10,672
Quixote Corp.	297	4,173
		14,845
TOTAL INDUSTRIALS		5,255,001
INFORMATION TECHNOLOGY - 49.6%
Communications Equipment - 10.0%
3Com Corp. (a)	9,106	29,959
Acme Packet, Inc. (a)	1,327	10,643
ADC Telecommunications, Inc. (a)	2,941	40,203
Adtran, Inc.	1,260	23,209
Airspan Networks, Inc. (a)	922	1,060
Airvana, Inc.	1,343	6,393
Alvarion Ltd. (a)	1,588	12,021
Anaren, Inc. (a)	713	9,012
Arris Group, Inc. (a)	4,101	23,581
Aruba Networks, Inc.	1,754	9,840
AudioCodes Ltd. (a)	1,180	4,991
Avanex Corp. (a)	5,651	4,583
Avici Systems, Inc.	722	5,538
Avocent Corp. (a)	1,352	22,619
Aware, Inc. (a)	712	2,841
Bel Fuse, Inc. Class B (non-vtg.)	224	6,108
BigBand Networks, Inc.	1,281	7,981
Black Box Corp.	468	14,508
Blue Coat Systems, Inc. (a)	973	22,846
Bookham, Inc. (a)	2,486	3,630
Ceragon Networks Ltd. (a)	797	6,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	716	$ 4,224
Ciena Corp. (a)	2,003	51,737
Cisco Systems, Inc. (a)	143,129	3,488,054
Comtech Group, Inc. (a)	930	9,728
Comtech Telecommunications Corp. (a)	623	27,026
Digi International, Inc. (a)	587	6,181
Ditech Networks, Inc. (a)	990	2,703
EchoStar Holding Corp. Class A (a)	976	39,099
EFJ, Inc. (a)	1,160	1,566
EMS Technologies, Inc. (a)	406	11,689
Endwave Corp. (a)	527	3,689
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	1,022	4,539
Extreme Networks, Inc. (a)	3,237	9,743
F5 Networks, Inc. (a)	1,957	43,367
Finisar Corp. (a)	6,841	11,014
Foundry Networks, Inc. (a)	3,560	42,257
Globecomm Systems, Inc. (a)	436	3,841
Harmonic, Inc. (a)	1,961	17,473
Harris Stratex Networks, Inc. Class A (a)	698	7,008
Hughes Communications, Inc. (a)	477	22,290
Infinera Corp.	2,662	31,092
InterDigital, Inc. (a)	1,233	21,442
Ituran Location & Control Ltd.	471	5,059
Ixia (a)	1,635	12,279
JDS Uniphase Corp. (a)	4,838	63,620
Juniper Networks, Inc. (a)	12,164	326,238
KVH Industries, Inc. (a)	313	2,717
Loral Space & Communications Ltd. (a)	450	10,917
MRV Communications, Inc. (a)	3,491	5,586
NETGEAR, Inc. (a)	758	16,540
Network Engines, Inc. (a)	1,101	1,585
Neutral Tandem, Inc.	695	14,310
Nextwave Wireless, Inc. (a)	1,871	10,085
Nice Systems Ltd. sponsored ADR (a)	955	30,827
NMS Communications Corp. (a)	1,216	1,544
Oplink Communications, Inc. (a)	689	8,564
Opnext, Inc.	1,424	6,579
Optium Corp. (a)	552	3,787
ORBCOMM, Inc. (a)	900	5,130
Orckit Communications Ltd. (a)	452	3,715
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Packeteer, Inc. (a)	909	$ 4,063
Parkervision, Inc. (a)(d)	654	5,683
PC-Tel, Inc. (a)	676	4,516
Pegasus Wireless Corp. warrants 8/11/08 (a)	222	0
Polycom, Inc. (a)	2,108	45,954
Powerwave Technologies, Inc. (a)	3,156	9,026
Qiao Xing Universal Telephone, Inc. (a)(d)	508	3,363
QUALCOMM, Inc.	38,393	1,626,711
RADWARE Ltd. (a)	560	6,849
Radyne Corp. (a)	239	2,184
Research In Motion Ltd. (a)	13,182	1,368,292
Riverbed Technology, Inc. (a)	1,653	33,159
SCM Microsystems, Inc. (a)	931	2,774
SeaChange International, Inc. (a)	802	4,732
ShoreTel, Inc.	1,628	8,661
Sierra Wireless, Inc. (a)	604	8,734
Silicom Ltd. (a)	206	3,172
Sonus Networks, Inc. (a)	6,365	21,132
Starent Networks Corp.	1,466	23,060
Sycamore Networks, Inc. (a)	7,059	24,636
Symmetricom, Inc. (a)	1,474	5,041
Tekelec (a)	1,591	18,949
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,263	70,155
Tellabs, Inc. (a)	10,028	65,984
Telular Corp. (a)	540	1,901
Tollgrade Communications, Inc. (a)	420	2,318
UTStarcom, Inc. (a)(d)	2,514	7,089
ViaSat, Inc. (a)	708	14,847
Westell Technologies, Inc. Class A (a)	1,352	2,380
WJ Communications, Inc. (a)	2,039	1,468
Zhone Technologies, Inc. (a)	5,509	5,950
		8,060,095
Computers & Peripherals - 5.9%
ActivIdentity Corp. (a)	1,316	4,040
Adaptec, Inc. (a)	3,060	8,109
Apple, Inc. (a)	20,590	2,574,162
Avid Technology, Inc. (a)	947	23,078
Brocade Communications Systems, Inc. (a)	8,309	63,896
Concurrent Computer Corp. (a)	2,084	1,667
Cray, Inc. (a)	756	3,561
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Data Domain, Inc.	1,392	$ 29,566
Dell, Inc. (a)	53,005	1,052,149
Dot Hill Systems Corp. (a)	2,066	7,396
Electronics for Imaging, Inc. (a)	1,298	19,548
Hutchinson Technology, Inc. (a)	645	10,836
Immersion Corp. (a)	792	6,677
InFocus Corp. (a)	1,558	2,789
Intevac, Inc. (a)	785	10,079
Isilon Systems, Inc. (a)	1,541	8,645
LaserCard Corp. (a)	257	2,385
Logitech International SA (a)	4,293	109,815
Mobility Electronics, Inc. (a)	819	1,114
Network Appliance, Inc. (a)	8,194	177,154
Novatel Wireless, Inc. (a)	857	9,067
Palm, Inc. (d)	2,769	17,915
Presstek, Inc. (a)	1,197	5,626
QLogic Corp. (a)	3,704	58,708
Rackable Systems, Inc. (a)	624	5,766
Rimage Corp. (a)	260	5,985
SanDisk Corp. (a)	5,383	126,770
Silicon Graphics, Inc. (a)	443	6,986
STEC, Inc. (a)	1,217	8,860
Stratasys, Inc. (a)	453	8,498
Sun Microsystems, Inc. (a)	19,119	313,552
Super Micro Computer, Inc.	748	6,717
Synaptics, Inc. (a)	722	19,342
Transact Technologies, Inc. (a)	353	1,723
Xyratex Ltd. (a)	713	12,805
		4,724,986
Electronic Equipment & Instruments - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	615	4,016
Agilysys, Inc.	1,045	13,240
Bell Microproducts, Inc. (a)	1,341	4,492
Brightpoint, Inc. (a)	1,886	19,501
CalAmp Corp. (a)	650	1,775
Cherokee International Corp. (a)	433	931
Cogent, Inc. (a)	2,940	29,400
Cognex Corp.	1,081	20,896
Coherent, Inc. (a)	748	21,273
Comverge, Inc.	461	6,482
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
CPI International, Inc. (a)	537	$ 5,585
CyberOptics Corp. (a)	277	2,886
Daktronics, Inc.	1,069	18,472
DTS, Inc. (a)	519	12,627
Echelon Corp. (a)	1,099	12,342
Electro Scientific Industries, Inc. (a)	803	13,001
Entorian Technologies, Inc. (a)	1,199	1,691
Excel Technology, Inc. (a)	378	9,745
FARO Technologies, Inc. (a)	414	13,559
Flextronics International Ltd. (a)	19,617	198,916
FLIR Systems, Inc. (a)	3,147	89,564
GSI Group, Inc. (a)	1,222	9,947
I. D. Systems Inc. (a)	363	2,592
Insight Enterprises, Inc. (a)	1,298	22,754
IPG Photonics Corp. (a)	946	16,148
Itron, Inc. (a)	741	70,640
Littelfuse, Inc. (a)	605	18,858
LoJack Corp. (a)	632	7,887
Magal Security Systems Ltd. (a)	230	1,559
Maxwell Technologies, Inc. (a)(d)	516	5,372
Measurement Specialties, Inc. (a)	321	5,691
Mechanical Technology, Inc. (a)	719	510
Mellanox Technologies Ltd.	659	10,083
Mercury Computer Systems, Inc. (a)	579	3,711
Merix Corp. (a)	522	1,420
Molex, Inc.	2,233	50,309
Molex, Inc. Class A (non-vtg.)	2,021	43,997
MTS Systems Corp.	474	14,784
Multi-Fineline Electronix, Inc. (a)	677	14,400
National Instruments Corp.	1,851	47,867
NetList, Inc. (a)	574	798
Newport Corp. (a)	1,090	11,456
NU Horizons Electronics Corp. (a)	977	5,803
Optimal Group, Inc. Class A (a)	856	3,193
Orbotech Ltd. (a)	848	15,340
OSI Systems, Inc. (a)	426	9,010
PC Connection, Inc. (a)	830	8,242
Photon Dynamics, Inc. (a)	456	4,720
Planar Systems, Inc. (a)	381	1,775
Plexus Corp. (a)	1,206	29,873
RadiSys Corp. (a)	568	5,402
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	719	$ 3,106
Rofin-Sinar Technologies, Inc. (a)	681	26,811
Sanmina-SCI Corp. (a)	12,846	21,196
ScanSource, Inc. (a)	632	21,469
SMART Modular Technologies (WWH), Inc. (a)	1,272	8,446
Spectrum Control, Inc. (a)	229	2,063
Tech Data Corp. (a)	1,334	44,489
Trimble Navigation Ltd. (a)	2,940	80,380
TTM Technologies, Inc. (a)	1,065	11,736
Universal Display Corp. (a)	794	13,530
X-Rite, Inc. (a)	715	5,856
Zygo Corp. (a)	606	7,720
		1,191,337
Internet Software & Services - 7.4%
Access Integrated Technologies, Inc. Class A (a)	664	1,567
Akamai Technologies, Inc. (a)	3,881	136,456
Ariba, Inc. (a)	1,678	14,968
Art Technology Group, Inc. (a)	3,032	10,248
AsiaInfo Holdings, Inc. (a)	1,369	15,210
Autobytel, Inc. (a)	1,056	2,851
Baidu.com, Inc. sponsored ADR (a)	548	137,729
Bankrate, Inc. (a)(d)	408	17,242
Bidz.com, Inc. (a)	586	5,989
China Finance Online Co. Ltd. ADR (a)	371	7,891
Chordiant Software, Inc. (a)	864	4,977
CMGI, Inc. (a)	1,091	12,536
CNET Networks, Inc. (a)	3,608	26,194
comScore, Inc.	659	13,589
Constant Contact, Inc. (d)	572	10,182
Copernic, Inc. (a)(d)	877	1,087
CryptoLogic Ltd.	284	4,709
DealerTrack Holdings, Inc. (a)	893	18,280
Digital River, Inc. (a)	919	29,987
DivX, Inc. (a)	758	7,451
EarthLink, Inc. (a)	3,097	22,391
eBay, Inc. (a)	31,997	843,441
Entrust, Inc. (a)	2,084	5,231
Equinix, Inc. (a)	876	60,751
GigaMedia Ltd. (a)	1,288	25,232
Gmarket, Inc. sponsored ADR (a)	529	12,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	5,552	$ 2,615,991
Greenfield Online, Inc. (a)	668	9,038
HSW International, Inc. (a)	1,057	4,260
Hurray! Holding Co. Ltd. ADR (a)	1,011	3,387
iBasis, Inc.	1,397	5,672
InfoSpace, Inc.	849	8,651
Internap Network Services Corp. (a)	1,069	7,483
Internet Capital Group, Inc. (a)	873	7,595
Internet Gold Golden Lines Ltd. (a)	783	7,188
Internet Initiative Japan, Inc. sponsored ADR	419	3,448
Interwoven, Inc. (a)	893	12,100
Iona Technologies PLC sponsored ADR (a)	1,196	4,246
iPass, Inc. (a)	1,456	4,048
j2 Global Communications, Inc. (a)	1,225	26,362
Jupitermedia Corp. (a)	1,020	3,356
Keynote Systems, Inc. (a)	767	8,314
Kintera, Inc. (a)	984	925
Limelight Networks, Inc.	1,833	8,578
Liquidity Services, Inc. (a)	731	7,069
LivePerson, Inc. (a)	1,379	4,702
LoopNet, Inc. (a)	793	9,492
Marchex, Inc. Class B	543	4,795
Mercadolibre, Inc.	1,047	37,849
MIVA, Inc. (a)	1,573	3,303
Move, Inc. (a)	3,731	9,365
NaviSite, Inc. (a)	1,443	5,859
NetEase.com, Inc. sponsored ADR (a)	1,581	33,912
NIC, Inc.	2,058	12,389
Omniture, Inc. (a)	1,830	42,053
Online Resources Corp. (a)	580	5,939
Open Text Corp. (a)(d)	1,343	43,277
Openwave Systems, Inc.	2,148	4,425
Perficient, Inc. (a)	909	7,681
RADVision Ltd. (a)	409	3,039
RealNetworks, Inc. (a)	3,339	19,533
S1 Corp. (a)	2,271	16,079
Saba Software, Inc. (a)	975	3,325
SAVVIS, Inc. (a)	1,323	25,706
Selectica, Inc. (a)	1,907	2,803
Sify Technologies Ltd. sponsored ADR (a)	875	4,113
Sina Corp. (a)	1,360	56,318
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SkillSoft PLC sponsored ADR (a)	2,642	$ 23,170
Sohu.com, Inc. (a)	902	40,662
SonicWALL, Inc. (a)	2,138	17,810
Supportsoft, Inc. (a)	1,653	5,802
Switch & Data Facilities Co., Inc.	783	8,182
TechTarget, Inc.	895	10,400
Terremark Worldwide, Inc. (a)	1,271	6,355
The Knot, Inc. (a)	797	9,205
TheStreet.com, Inc.	653	5,916
Travelzoo, Inc. (a)	457	4,616
Tumbleweed Communications Corp. (a)	1,270	1,626
United Online, Inc.	1,521	15,180
ValueClick, Inc. (a)	2,504	48,352
VeriSign, Inc. (a)	5,282	183,814
Vignette Corp. (a)	741	9,374
VistaPrint Ltd. (a)	1,045	32,834
Vocus, Inc. (a)	535	13,140
WebMD Health Corp. Class A (a)	211	5,878
Websense, Inc. (a)	1,224	23,831
Website Pros, Inc. (a)	377	4,162
Workstream, Inc. (a)	1,745	1,291
Yahoo!, Inc. (a)	31,644	879,070
Zix Corp. (a)(d)	2,489	9,757
		5,912,382
IT Services - 1.4%
Acxiom Corp.	1,949	24,772
Applied Digital Solutions, Inc. (a)	1,262	1,047
Cass Information Systems, Inc.	218	6,104
Cognizant Technology Solutions Corp. Class A (a)	6,851	206,969
CSG Systems International, Inc. (a)	1,090	12,372
CyberSource Corp. (a)	2,146	31,353
Edgewater Technology, Inc. (a)	519	3,114
Electronic Clearing House, Inc. (a)	498	8,456
Euronet Worldwide, Inc. (a)	964	20,822
ExlService Holdings, Inc. (a)	752	16,040
Fiserv, Inc. (a)	3,763	198,009
Forrester Research, Inc. (a)	713	18,994
Gevity HR, Inc.	536	3,741
Hackett Group, Inc. (a)	1,012	4,099
iGate Corp. (a)	1,798	14,240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR	2,497	$ 97,183
infoUSA, Inc.	1,623	12,351
Integral Systems, Inc.	203	4,941
Lionbridge Technologies, Inc. (a)	1,290	4,580
ManTech International Corp. Class A (a)	450	19,836
Ness Technologies, Inc. (a)	722	6,729
Paychex, Inc.	8,706	273,891
PFSweb, Inc. (a)	408	400
Rainmaker Systems, Inc. (a)	1,443	4,141
RightNow Technologies, Inc. (a)	868	9,921
Sapient Corp. (a)	3,689	27,225
SI International, Inc. (a)	364	9,056
SM&A (a)	666	4,123
Sykes Enterprises, Inc. (a)	865	14,523
Syntel, Inc.	983	26,767
Telvent GIT SA	837	19,912
Virtusa Corp.	570	6,230
Yucheng Technologies Ltd. (a)	697	11,793
Zanett, Inc. (a)	2,227	1,292
		1,125,026
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,598	53,245
Semiconductors & Semiconductor Equipment - 8.2%
8X8, Inc. (a)(d)	3,634	3,816
Actel Corp. (a)	605	7,169
Advanced Analogic Technologies, Inc. (a)	1,009	6,559
Advanced Energy Industries, Inc. (a)	902	11,564
Altera Corp.	7,728	132,226
AMIS Holdings, Inc. (a)	2,446	16,682
Amkor Technology, Inc. (a)	4,229	49,522
ANADIGICS, Inc. (a)	1,364	9,603
Applied Materials, Inc.	32,374	620,610
Applied Micro Circuits Corp. (a)	1,923	14,288
ARM Holdings PLC sponsored ADR	1,237	6,667
ASE Test Ltd. (a)	2,046	29,401
ASM International NV (NASDAQ)	202	3,951
ASML Holding NV (NY Shares) (a)	2,961	71,301
Asyst Technologies, Inc. (a)	1,092	3,844
Atheros Communications, Inc. (a)	1,441	35,045
Atmel Corp. (a)	10,630	34,548
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ATMI, Inc. (a)	794	$ 21,708
AuthenTec, Inc.	626	6,354
Axcelis Technologies, Inc. (a)	2,757	15,853
AXT, Inc. (a)	1,603	8,849
Broadcom Corp. Class A (a)	10,981	207,651
Brooks Automation, Inc. (a)	1,822	18,366
Cabot Microelectronics Corp. (a)	596	19,960
California Micro Devices Corp. (a)	882	2,822
Camtek Ltd. (a)	891	1,256
Cavium Networks, Inc.	1,105	15,713
Centillium Communications, Inc. (a)	1,056	750
Ceva, Inc. (a)	755	6,440
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(d)	1,997	6,790
Cirrus Logic, Inc. (a)	2,479	12,742
Cohu, Inc.	538	8,414
Conexant Systems, Inc. (a)	11,137	5,903
Credence Systems Corp. (a)	2,506	3,559
Cree, Inc. (a)(d)	2,046	63,221
Cymer, Inc. (a)	875	24,789
Diodes, Inc. (a)	982	22,164
DSP Group, Inc. (a)	777	9,013
Eagle Test Systems, Inc. (a)	345	3,612
EMCORE Corp. (a)	949	10,486
Entegris, Inc. (a)	3,151	22,215
Entropic Communications, Inc.	1,469	8,696
Exar Corp. (a)	1,047	8,229
FEI Co. (a)	875	17,841
FormFactor, Inc. (a)	1,117	20,028
Himax Technologies, Inc. sponsored ADR	2,117	11,389
Hittite Microwave Corp. (a)	690	22,846
Ikanos Communications, Inc. (a)	1,114	5,080
Integrated Device Technology, Inc. (a)	4,658	39,081
Integrated Silicon Solution, Inc. (a)	599	3,576
Intel Corp.	137,542	2,743,963
Intersil Corp. Class A	2,979	69,321
IXYS Corp. (a)	989	6,972
KLA-Tencor Corp.	4,210	176,862
Kopin Corp. (a)	1,997	5,432
Kulicke & Soffa Industries, Inc. (a)	1,447	7,452
Lam Research Corp. (a)	2,939	118,265
Lanoptics Ltd. (a)	612	7,338
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lattice Semiconductor Corp. (a)	2,954	$ 7,621
Leadis Technology, Inc. (a)	628	1,243
Linear Technology Corp.	5,165	143,122
LTX Corp. (a)	1,405	4,566
Marvell Technology Group Ltd. (a)	13,842	156,553
Mattson Technology, Inc. (a)	1,318	7,829
Micrel, Inc.	2,379	17,486
Microchip Technology, Inc.	4,480	137,894
Microsemi Corp. (a)	1,878	40,847
Microtune, Inc. (a)	1,894	9,546
Mindspeed Technologies, Inc. (a)	2,315	1,343
MIPS Technologies, Inc. (a)	1,192	4,422
MKS Instruments, Inc. (a)	1,359	27,302
Monolithic Power Systems, Inc. (a)	1,018	16,940
MoSys, Inc. (a)	919	4,319
Nanometrics, Inc. (a)	595	3,790
Netlogic Microsystems, Inc. (a)	606	14,302
Novellus Systems, Inc. (a)	2,785	61,493
NVE Corp. (a)	121	3,086
NVIDIA Corp. (a)	12,975	277,535
O2Micro International Ltd. sponsored ADR (a)	989	8,496
Omnivision Technologies, Inc. (a)	1,279	20,285
ON Semiconductor Corp. (a)	6,258	37,548
PDF Solutions, Inc. (a)	814	4,640
Pericom Semiconductor Corp. (a)	291	3,879
Photronics, Inc. (a)	851	8,570
Pixelworks, Inc. (a)	1,122	853
PLX Technology, Inc. (a)	973	6,286
PMC-Sierra, Inc. (a)	4,762	22,810
Power Integrations, Inc. (a)	641	16,858
Rambus, Inc. (a)	2,398	43,236
Ramtron International Corp. (a)	1,824	7,150
RF Micro Devices, Inc. (a)	7,068	22,264
Rubicon Technology, Inc.	458	13,470
Rudolph Technologies, Inc. (a)	658	5,731
Saifun Semiconductors Ltd. (a)	675	5,204
Semitool, Inc. (a)	1,046	8,222
Semtech Corp. (a)	1,824	23,238
Sigma Designs, Inc. (a)	698	20,556
SigmaTel, Inc. (a)	793	2,308
Silicon Image, Inc. (a)	1,969	9,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	1,217	$ 37,666
Silicon Motion Technology Corp. sponsored ADR (a)	739	10,989
Silicon Storage Technology, Inc. (a)	2,531	7,163
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,422	19,812
SiRF Technology Holdings, Inc. (a)	1,141	7,382
Skyworks Solutions, Inc. (a)	3,518	29,059
Spansion, Inc. Class A (a)	3,130	8,608
Standard Microsystems Corp. (a)	400	11,340
Supertex, Inc. (a)	423	8,756
Techwell, Inc. (a)	553	5,519
Tessera Technologies, Inc. (a)	1,110	26,152
Tower Semicondutor Ltd. (a)	2,605	2,683
Transwitch Corp. (a)	3,255	2,116
Trident Microsystems, Inc. (a)	1,334	6,657
TriQuint Semiconductor, Inc. (a)	3,767	17,780
Ultra Clean Holdings, Inc. (a)	637	6,115
Ultratech, Inc. (a)	623	5,999
Varian Semiconductor Equipment Associates, Inc. (a)	1,638	55,332
Veeco Instruments, Inc. (a)	803	12,447
Verigy Ltd. (a)	1,321	26,552
Vimicro International Corp. sponsored ADR (a)	338	1,099
Virage Logic Corp. (a)	782	5,020
Volterra Semiconductor Corp. (a)	774	6,695
White Electronic Designs Corp. (a)	745	3,122
Xilinx, Inc.	6,869	153,591
Zilog, Inc. (a)	1,531	5,114
Zoran Corp. (a)	1,126	15,460
		6,577,886
Software - 15.1%
ACI Worldwide, Inc.	956	16,883
Activision, Inc. (a)	6,874	187,317
Actuate Corp. (a)	2,315	11,112
Adobe Systems, Inc. (a)	13,469	453,232
Advent Software, Inc. (a)	724	32,537
Aladdin Knowledge Systems Ltd. (a)	319	6,769
Allot Communications Ltd. (a)	572	1,602
American Software, Inc. Class A	498	4,233
Ansoft Corp. (a)	607	14,762
Ansys, Inc. (a)	1,762	65,846
Authentidate Holding Corp. (a)	1,460	1,037
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	5,388	$ 167,513
BEA Systems, Inc. (a)	9,239	176,188
Blackbaud, Inc.	982	25,669
Blackboard, Inc. (a)	824	23,706
BladeLogic, Inc.	594	11,345
BluePhoenix Solutions Ltd. (a)	343	3,420
Borland Software Corp. (a)	2,119	4,132
Bottomline Technologies, Inc. (a)	642	8,243
Cadence Design Systems, Inc. (a)	6,646	70,581
Callidus Software, Inc. (a)	917	4,502
CAM Commerce Solutions, Inc.	226	8,516
Captaris, Inc. (a)	1,637	5,680
Catapult Communications Corp. (a)	597	3,725
CDC Corp. Class A (a)	2,559	9,750
Check Point Software Technologies Ltd. (a)	4,936	108,197
Citrix Systems, Inc. (a)	4,439	146,176
CommVault Systems, Inc. (a)	974	13,636
Compuware Corp. (a)	6,802	54,144
Concur Technologies, Inc. (a)	911	26,638
Convera Corp. Class A (a)	1,644	3,124
Corel Corp. (a)	500	4,845
Deltek, Inc.	982	12,619
DemandTec, Inc.	687	6,973
Descartes Systems Group, Inc. (a)	1,800	6,512
Digimarc Corp. (a)	595	5,337
Double-Take Software, Inc. (a)	499	5,185
ebix.com, Inc. (a)	130	9,880
ECtel Ltd. (a)	51	130
Electronic Arts, Inc. (a)	7,282	344,366
Epicor Software Corp. (a)	1,552	17,181
EPIQ Systems, Inc. (a)	734	9,982
eSpeed, Inc. Class A (a)	1,172	13,607
Evolving Systems, Inc. (a)	585	1,363
FalconStor Software, Inc. (a)	1,528	12,713
Fundtech Ltd. (a)	426	5,329
Glu Mobile, Inc.	561	2,648
Guidance Software, Inc. (a)	499	5,379
i2 Technologies, Inc. (a)	528	6,864
Informatica Corp. (a)	2,242	39,145
Interactive Intelligence, Inc. (a)	642	9,155
Intervoice, Inc. (a)	1,016	7,183
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	7,808	$ 207,380
Jack Henry & Associates, Inc.	2,137	50,284
JDA Software Group, Inc. (a)	803	13,707
KongZhong Corp. sponsored ADR (a)	851	5,395
Lawson Software, Inc. (a)	4,565	35,607
Macrovision Corp. (a)	1,197	18,302
Magic Software Enterprises Ltd. (a)	1,653	2,893
Magma Design Automation, Inc. (a)	855	8,396
Majesco Entertainment Co. (a)	3,293	3,952
Manhattan Associates, Inc. (a)	749	16,523
Mentor Graphics Corp. (a)	2,269	20,648
MICROS Systems, Inc. (a)	1,840	58,954
Microsoft Corp.	220,260	5,995,457
MicroStrategy, Inc. Class A (a)	225	14,967
Monotype Imaging Holdings, Inc.	622	8,478
MSC.Software Corp. (a)	895	11,340
Napster, Inc. (a)	1,896	3,489
NDS Group PLC sponsored ADR (a)	440	22,299
Net 1 UEPS Technologies, Inc. (a)	1,197	34,833
NetScout Systems, Inc. (a)	1,510	14,028
Novell, Inc. (a)	8,384	62,461
Nuance Communications, Inc. (a)	4,561	75,028
OpenTV Corp. Class A (a)	2,739	3,670
Opnet Technologies, Inc. (a)	632	5,031
Oracle Corp. (a)	120,483	2,265,080
Parametric Technology Corp. (a)	2,906	44,491
Pegasystems, Inc.	1,079	10,143
Perfect World Co. Ltd. sponsored ADR Class B	241	6,514
Pervasive Software, Inc. (a)	975	3,734
Phoenix Technologies Ltd. (a)	668	11,029
Plato Learning, Inc. (a)	926	3,519
Progress Software Corp. (a)	1,171	33,420
QAD, Inc.	989	8,644
Quality Systems, Inc.	758	24,696
Quest Software, Inc. (a)	2,244	31,932
Radiant Systems, Inc. (a)	794	11,338
Renaissance Learning, Inc.	797	10,489
Retalix Ltd. (a)	482	7,987
Secure Computing Corp. (a)	1,721	13,975
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	676	22,362
Smith Micro Software, Inc. (a)	797	4,081
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Foundry, Inc. (a)	1,986	$ 1,490
Sonic Solutions, Inc. (a)	579	5,228
Sourcefire, Inc.	551	3,306
SourceForge, Inc. (a)	1,943	3,342
SPSS, Inc. (a)	605	23,008
SuccessFactors, Inc.	1,224	10,184
SumTotal Systems, Inc. (a)	1,017	4,617
Symantec Corp. (a)	20,680	348,251
Synchronoss Technologies, Inc. (a)	766	12,317
Synopsys, Inc. (a)	3,494	81,096
Synplicity, Inc. (a)	1,279	7,098
Take-Two Interactive Software, Inc. (a)(d)	1,726	45,739
Taleo Corp. Class A (a)	815	15,534
The9 Ltd. sponsored ADR (a)	265	5,703
THQ, Inc. (a)	1,609	30,104
TIBCO Software, Inc. (a)	5,369	37,851
Ultimate Software Group, Inc. (a)	609	16,601
Unica Corp. (a)	588	4,428
Vasco Data Security International, Inc. (a)	910	10,065
Veraz Networks, Inc.	872	2,337
Versant Corp. (a)	330	9,534
Wind River Systems, Inc. (a)	2,040	14,749
		12,095,749
TOTAL INFORMATION TECHNOLOGY		39,740,706
MATERIALS - 1.4%
Chemicals - 0.4%
A. Schulman, Inc.	883	18,049
Altair Nanotechnologies, Inc. (a)(d)	1,681	5,009
American Pacific Corp. (a)	584	9,408
Balchem Corp.	347	6,954
GenTek, Inc. (a)	228	6,270
Hawkins, Inc.	340	5,018
ICO, Inc. (a)	908	7,073
Innophos Holdings, Inc.	645	8,527
Innospec, Inc.	612	11,469
KMG Chemicals, Inc.	300	4,878
Landec Corp. (a)	652	6,116
Methanex Corp.	2,037	58,892
Penford Corp.	291	6,370
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
ShengdaTech, Inc. (a)	1,207	$ 12,770
Sigma Aldrich Corp.	3,022	166,270
Symyx Technologies, Inc. (a)	828	5,423
Zoltek Companies, Inc. (a)	778	17,801
		356,297
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	839	3,348
United States Lime & Minerals, Inc. (a)	207	6,200
		9,548
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	248	7,537
Caraustar Industries, Inc. (a)	1,110	2,442
Silgan Holdings, Inc.	938	43,842
Smurfit-Stone Container Corp. (a)	6,126	48,702
		102,523
Metals & Mining - 0.9%
Anglo American PLC ADR	2,919	92,591
Century Aluminum Co. (a)	932	61,633
China Natural Resources, Inc. (a)	391	10,283
China Precision Steel, Inc. (a)(d)	836	3,703
DRDGOLD Ltd. sponsored ADR (a)	1,244	15,761
Esmark, Inc. (a)	905	10,498
Haynes International, Inc. (a)	256	14,543
Horsehead Holding Corp.	760	11,932
Kaiser Aluminum Corp.	489	35,868
Lihir Gold Ltd. sponsored ADR	477	18,427
NN, Inc.	634	6,175
Olympic Steel, Inc.	372	15,364
Pan American Silver Corp. (a)	1,742	69,680
Randgold Resources Ltd. sponsored ADR	1,459	75,343
Royal Gold, Inc.	705	22,215
Schnitzer Steel Industries, Inc. Class A	459	30,051
Silver Standard Resources, Inc. (a)	1,520	56,422
Steel Dynamics, Inc.	2,198	128,055
Universal Stainless & Alloy Products, Inc. (a)	228	6,929
		685,473
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	559	$ 4,058
TOTAL MATERIALS		1,157,899
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	709	8,543
Alaska Communication Systems Group, Inc.	998	11,307
Arbinet-thexchange, Inc. (a)	558	2,790
Atlantic Tele-Network, Inc.	339	10,424
Cbeyond, Inc. (a)	668	10,949
Cogent Communications Group, Inc. (a)	1,333	25,967
Consolidated Communications Holdings, Inc.	628	9,049
D&E Communications, Inc.	742	8,080
General Communications, Inc. Class A (a)	1,366	7,909
Gilat Satellite Networks Ltd. (a)	768	8,241
Global Crossing Ltd. (a)	1,474	28,463
Globalstar, Inc. (a)(d)	1,736	13,419
HickoryTech Corp.	851	7,795
Level 3 Communications, Inc. (a)	36,827	82,124
NTELOS Holdings Corp.	1,090	23,250
PAETEC Holding Corp. (a)	3,350	25,862
Shenandoah Telecommunications Co.	869	12,939
SureWest Communications	423	5,317
Telefonos de Mexico SA de CV Series A sponsored ADR	100	3,344
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	3,472	55,344
Warwick Valley Telephone Co.	349	3,898
		365,014
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	186	11,642
Centennial Communications Corp. Class A (a)	2,417	12,738
Clearwire Corp. (d)	3,325	46,583
FiberTower Corp. (a)	3,830	5,745
ICO Global Communications Holdings Ltd. Class A (a)	3,239	7,838
IPCS, Inc.	345	6,545
Kratos Defense & Security Solutions, Inc. (a)	1,943	3,536
Leap Wireless International, Inc. (a)	1,557	66,577
Millicom International Cellular SA (a)	2,544	281,112
NII Holdings, Inc. (a)	4,123	163,807
Partner Communications Co. Ltd. ADR	192	4,063
Rural Cellular Corp. Class A (a)	467	20,562
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	2,333	$ 72,440
Terrestar Corp. (a)	1,968	10,608
USA Mobility, Inc.	821	8,621
		722,417
TOTAL TELECOMMUNICATION SERVICES		1,087,431
UTILITIES - 0.2%
Electric Utilities - 0.1%
Enernoc, Inc.	535	7,907
MGE Energy, Inc.	396	12,498
Otter Tail Corp.	733	23,786
		44,191
Gas Utilities - 0.0%
EnergySouth, Inc.	202	10,254
Independent Power Producers & Energy Traders - 0.0%
Ocean Power Technologies, Inc.	351	4,366
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	821	21,174
Water Utilities - 0.1%
Artesian Resources Corp. Class A	402	7,590
Cadiz, Inc. (a)	334	4,983
Connecticut Water Service, Inc.	275	6,614
Consolidated Water Co., Inc.	430	9,168
Middlesex Water Co.	313	5,900
Pure Cycle Corp. (a)	936	6,196
Southwest Water Co.	964	10,575
York Water Co.	552	8,501
		59,527
TOTAL UTILITIES		139,512
TOTAL COMMON STOCKS (Cost $102,701,466)		79,212,598
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.55% to 3.21% 3/27/08 (e) (Cost $144,761)	$ 145,000	$ 144,803
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	459,096	459,096
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	1,638,141	1,638,141
TOTAL MONEY MARKET FUNDS (Cost $2,097,237)		2,097,237
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $104,943,464)		81,454,638
NET OTHER ASSETS - (1.6)%		(1,301,934)
NET ASSETS - 100%		$ 80,152,704
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 NASDAQ 100 E-Mini Index Contracts	March 2008	$ 944,055	$ (60,610)
The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $84,884.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,826
Fidelity Securities Lending Cash Central Fund	23,140
Total	$ 25,966
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 81,454,638	$ 81,300,193	$ 154,445	$ -
Other Financial Instruments*	$ (60,610)	$ (60,610)	$ -	$ -
*Other financial instruments include futures.
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $104,984,285. Net unrealized depreciation aggregated $23,529,647, of which $2,465,827 related to appreciated investment securities and $25,995,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008